UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04777
MFS SERIES TRUST I
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2026
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Value Fund

Class A-MEIAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Value Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$85	0.80%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class A shares of the MFS Value Fund (fund) provided a total return of 13.53%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 29.72%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell 1000® Value Index:
    The fund's underweight position in the consumer discretionary sector benefited relative performance.
    An underweight position and stock selection in the real estate sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection and an underweight position in the information technology sector weighed on relative performance.
    The fund's overweight position and stock selection in the industrials sector detracted from relative returns. An overweight position in the financials sector further weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	13.53%	7.97%	9.96%
A with initial sales charge (5.75%)	7.00%	6.70%	9.31%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
Russell 1000® Value Index ∆	29.72%	11.84%	11.76%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	46,014,206,763	Total Management Fee ($)#:	230,847,371
Total Number of Holdings:	70	Portfolio Turnover Rate (%):	29
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	26.1%
Industrials	14.8%
Information Technology	14.3%
Health Care	14.0%
Consumer Discretionary	9.1%
Utilities	7.2%
Energy	6.6%
Consumer Staples	4.2%
Real Estate	1.5%
Materials	1.0%
Communication Services	0.8%
Top ten holdings
Amazon.com, Inc.	5.5%
Microsoft Corp.	5.5%
JPMorgan Chase & Co.	4.1%
Apple, Inc.	3.0%
Cigna Group	2.5%
Johnson & Johnson	2.4%
ExxonMobil Holdings Corp.	2.3%
RTX Corp.	2.2%
Morgan Stanley	2.1%
ConocoPhillips	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective June 10, 2026, the MFS Value Fund adopted a policy to invest at least 80% of its net assets in value companies and expanded on the factors used to define value companies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EIFA-ANN

MFS® Value Fund
Class B-MFEBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Value Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$165	1.55%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class B shares of the MFS Value Fund (fund) provided a total return of 12.68%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 29.72%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell 1000® Value Index:
    The fund's underweight position in the consumer discretionary sector benefited relative performance.
    An underweight position and stock selection in the real estate sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection and an underweight position in the information technology sector weighed on relative performance.
    The fund's overweight position and stock selection in the industrials sector detracted from relative returns. An overweight position in the financials sector further weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	12.68%	7.16%	9.14%
B with CDSC (declining over six years from 4% to 0%)×	8.68%	6.86%	9.14%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
Russell 1000® Value Index ∆	29.72%	11.84%	11.76%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	46,014,206,763	Total Management Fee ($)#:	230,847,371
Total Number of Holdings:	70	Portfolio Turnover Rate (%):	29
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	26.1%
Industrials	14.8%
Information Technology	14.3%
Health Care	14.0%
Consumer Discretionary	9.1%
Utilities	7.2%
Energy	6.6%
Consumer Staples	4.2%
Real Estate	1.5%
Materials	1.0%
Communication Services	0.8%
Top ten holdings
Amazon.com, Inc.	5.5%
Microsoft Corp.	5.5%
JPMorgan Chase & Co.	4.1%
Apple, Inc.	3.0%
Cigna Group	2.5%
Johnson & Johnson	2.4%
ExxonMobil Holdings Corp.	2.3%
RTX Corp.	2.2%
Morgan Stanley	2.1%
ConocoPhillips	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective June 10, 2026, the MFS Value Fund adopted a policy to invest at least 80% of its net assets in value companies and expanded on the factors used to define value companies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EIFB-ANN

MFS® Value Fund
Class C-MEICX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Value Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$165	1.55%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class C shares of the MFS Value Fund (fund) provided a total return of 12.70%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 29.72%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell 1000® Value Index:
    The fund's underweight position in the consumer discretionary sector benefited relative performance.
    An underweight position and stock selection in the real estate sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection and an underweight position in the information technology sector weighed on relative performance.
    The fund's overweight position and stock selection in the industrials sector detracted from relative returns. An overweight position in the financials sector further weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	12.70%	7.17%	9.14%
C with CDSC (1% for 12 months)×	11.70%	7.17%	9.14%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
Russell 1000® Value Index ∆	29.72%	11.84%	11.76%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 12.67%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	46,014,206,763	Total Management Fee ($)#:	230,847,371
Total Number of Holdings:	70	Portfolio Turnover Rate (%):	29
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	26.1%
Industrials	14.8%
Information Technology	14.3%
Health Care	14.0%
Consumer Discretionary	9.1%
Utilities	7.2%
Energy	6.6%
Consumer Staples	4.2%
Real Estate	1.5%
Materials	1.0%
Communication Services	0.8%
Top ten holdings
Amazon.com, Inc.	5.5%
Microsoft Corp.	5.5%
JPMorgan Chase & Co.	4.1%
Apple, Inc.	3.0%
Cigna Group	2.5%
Johnson & Johnson	2.4%
ExxonMobil Holdings Corp.	2.3%
RTX Corp.	2.2%
Morgan Stanley	2.1%
ConocoPhillips	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective June 10, 2026, the MFS Value Fund adopted a policy to invest at least 80% of its net assets in value companies and expanded on the factors used to define value companies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EIFC-ANN

MFS® Value Fund

Class I-MEIIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Value Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$59	0.55%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class I shares of the MFS Value Fund (fund) provided a total return of 13.80%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 29.72%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell 1000® Value Index:
    The fund's underweight position in the consumer discretionary sector benefited relative performance.
    An underweight position and stock selection in the real estate sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection and an underweight position in the information technology sector weighed on relative performance.
    The fund's overweight position and stock selection in the industrials sector detracted from relative returns. An overweight position in the financials sector further weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	13.80%	8.24%	10.24%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
Russell 1000® Value Index ∆	29.72%	11.84%	11.76%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	46,014,206,763	Total Management Fee ($)#:	230,847,371
Total Number of Holdings:	70	Portfolio Turnover Rate (%):	29
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	26.1%
Industrials	14.8%
Information Technology	14.3%
Health Care	14.0%
Consumer Discretionary	9.1%
Utilities	7.2%
Energy	6.6%
Consumer Staples	4.2%
Real Estate	1.5%
Materials	1.0%
Communication Services	0.8%
Top ten holdings
Amazon.com, Inc.	5.5%
Microsoft Corp.	5.5%
JPMorgan Chase & Co.	4.1%
Apple, Inc.	3.0%
Cigna Group	2.5%
Johnson & Johnson	2.4%
ExxonMobil Holdings Corp.	2.3%
RTX Corp.	2.2%
Morgan Stanley	2.1%
ConocoPhillips	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective June 10, 2026, the MFS Value Fund adopted a policy to invest at least 80% of its net assets in value companies and expanded on the factors used to define value companies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EIFI-ANN

MFS® Value Fund

Class R1-MEIGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Value Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$165	1.55%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R1 shares of the MFS Value Fund (fund) provided a total return of 12.68%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 29.72%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell 1000® Value Index:
    The fund's underweight position in the consumer discretionary sector benefited relative performance.
    An underweight position and stock selection in the real estate sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection and an underweight position in the information technology sector weighed on relative performance.
    The fund's overweight position and stock selection in the industrials sector detracted from relative returns. An overweight position in the financials sector further weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	12.68%	7.17%	9.14%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
Russell 1000® Value Index ∆	29.72%	11.84%	11.76%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 12.66%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	46,014,206,763	Total Management Fee ($)#:	230,847,371
Total Number of Holdings:	70	Portfolio Turnover Rate (%):	29
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	26.1%
Industrials	14.8%
Information Technology	14.3%
Health Care	14.0%
Consumer Discretionary	9.1%
Utilities	7.2%
Energy	6.6%
Consumer Staples	4.2%
Real Estate	1.5%
Materials	1.0%
Communication Services	0.8%
Top ten holdings
Amazon.com, Inc.	5.5%
Microsoft Corp.	5.5%
JPMorgan Chase & Co.	4.1%
Apple, Inc.	3.0%
Cigna Group	2.5%
Johnson & Johnson	2.4%
ExxonMobil Holdings Corp.	2.3%
RTX Corp.	2.2%
Morgan Stanley	2.1%
ConocoPhillips	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective June 10, 2026, the MFS Value Fund adopted a policy to invest at least 80% of its net assets in value companies and expanded on the factors used to define value companies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EIFR1-ANN

MFS® Value Fund

Class R2-MVRRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Value Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$112	1.05%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R2 shares of the MFS Value Fund (fund) provided a total return of 13.24%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 29.72%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell 1000® Value Index:
    The fund's underweight position in the consumer discretionary sector benefited relative performance.
    An underweight position and stock selection in the real estate sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection and an underweight position in the information technology sector weighed on relative performance.
    The fund's overweight position and stock selection in the industrials sector detracted from relative returns. An overweight position in the financials sector further weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	13.24%	7.70%	9.68%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
Russell 1000® Value Index ∆	29.72%	11.84%	11.76%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	46,014,206,763	Total Management Fee ($)#:	230,847,371
Total Number of Holdings:	70	Portfolio Turnover Rate (%):	29
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	26.1%
Industrials	14.8%
Information Technology	14.3%
Health Care	14.0%
Consumer Discretionary	9.1%
Utilities	7.2%
Energy	6.6%
Consumer Staples	4.2%
Real Estate	1.5%
Materials	1.0%
Communication Services	0.8%
Top ten holdings
Amazon.com, Inc.	5.5%
Microsoft Corp.	5.5%
JPMorgan Chase & Co.	4.1%
Apple, Inc.	3.0%
Cigna Group	2.5%
Johnson & Johnson	2.4%
ExxonMobil Holdings Corp.	2.3%
RTX Corp.	2.2%
Morgan Stanley	2.1%
ConocoPhillips	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective June 10, 2026, the MFS Value Fund adopted a policy to invest at least 80% of its net assets in value companies and expanded on the factors used to define value companies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EIFR2-ANN

MFS® Value Fund
Class R3-MEIHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Value Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$85	0.80%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R3 shares of the MFS Value Fund (fund) provided a total return of 13.54%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 29.72%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell 1000® Value Index:
    The fund's underweight position in the consumer discretionary sector benefited relative performance.
    An underweight position and stock selection in the real estate sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection and an underweight position in the information technology sector weighed on relative performance.
    The fund's overweight position and stock selection in the industrials sector detracted from relative returns. An overweight position in the financials sector further weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	13.54%	7.98%	9.96%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
Russell 1000® Value Index ∆	29.72%	11.84%	11.76%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 13.52%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	46,014,206,763	Total Management Fee ($)#:	230,847,371
Total Number of Holdings:	70	Portfolio Turnover Rate (%):	29
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	26.1%
Industrials	14.8%
Information Technology	14.3%
Health Care	14.0%
Consumer Discretionary	9.1%
Utilities	7.2%
Energy	6.6%
Consumer Staples	4.2%
Real Estate	1.5%
Materials	1.0%
Communication Services	0.8%
Top ten holdings
Amazon.com, Inc.	5.5%
Microsoft Corp.	5.5%
JPMorgan Chase & Co.	4.1%
Apple, Inc.	3.0%
Cigna Group	2.5%
Johnson & Johnson	2.4%
ExxonMobil Holdings Corp.	2.3%
RTX Corp.	2.2%
Morgan Stanley	2.1%
ConocoPhillips	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective June 10, 2026, the MFS Value Fund adopted a policy to invest at least 80% of its net assets in value companies and expanded on the factors used to define value companies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EIFR3-ANN

MFS® Value Fund
Class R4-MEIJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Value Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$59	0.55%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R4 shares of the MFS Value Fund (fund) provided a total return of 13.82%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 29.72%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell 1000® Value Index:
    The fund's underweight position in the consumer discretionary sector benefited relative performance.
    An underweight position and stock selection in the real estate sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection and an underweight position in the information technology sector weighed on relative performance.
    The fund's overweight position and stock selection in the industrials sector detracted from relative returns. An overweight position in the financials sector further weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	13.82%	8.24%	10.24%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
Russell 1000® Value Index ∆	29.72%	11.84%	11.76%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	46,014,206,763	Total Management Fee ($)#:	230,847,371
Total Number of Holdings:	70	Portfolio Turnover Rate (%):	29
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	26.1%
Industrials	14.8%
Information Technology	14.3%
Health Care	14.0%
Consumer Discretionary	9.1%
Utilities	7.2%
Energy	6.6%
Consumer Staples	4.2%
Real Estate	1.5%
Materials	1.0%
Communication Services	0.8%
Top ten holdings
Amazon.com, Inc.	5.5%
Microsoft Corp.	5.5%
JPMorgan Chase & Co.	4.1%
Apple, Inc.	3.0%
Cigna Group	2.5%
Johnson & Johnson	2.4%
ExxonMobil Holdings Corp.	2.3%
RTX Corp.	2.2%
Morgan Stanley	2.1%
ConocoPhillips	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective June 10, 2026, the MFS Value Fund adopted a policy to invest at least 80% of its net assets in value companies and expanded on the factors used to define value companies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EIFR4-ANN

MFS® Value Fund

Class R6-MEIKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Value Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$47	0.44%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R6 shares of the MFS Value Fund (fund) provided a total return of 13.93%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 29.72%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell 1000® Value Index:
    The fund's underweight position in the consumer discretionary sector benefited relative performance.
    An underweight position and stock selection in the real estate sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection and an underweight position in the information technology sector weighed on relative performance.
    The fund's overweight position and stock selection in the industrials sector detracted from relative returns. An overweight position in the financials sector further weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	13.93%	8.36%	10.35%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
Russell 1000® Value Index ∆	29.72%	11.84%	11.76%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	46,014,206,763	Total Management Fee ($)#:	230,847,371
Total Number of Holdings:	70	Portfolio Turnover Rate (%):	29
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	26.1%
Industrials	14.8%
Information Technology	14.3%
Health Care	14.0%
Consumer Discretionary	9.1%
Utilities	7.2%
Energy	6.6%
Consumer Staples	4.2%
Real Estate	1.5%
Materials	1.0%
Communication Services	0.8%
Top ten holdings
Amazon.com, Inc.	5.5%
Microsoft Corp.	5.5%
JPMorgan Chase & Co.	4.1%
Apple, Inc.	3.0%
Cigna Group	2.5%
Johnson & Johnson	2.4%
ExxonMobil Holdings Corp.	2.3%
RTX Corp.	2.2%
Morgan Stanley	2.1%
ConocoPhillips	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective June 10, 2026, the MFS Value Fund adopted a policy to invest at least 80% of its net assets in value companies and expanded on the factors used to define value companies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EIFR6-ANN

MFS® Low Volatility Global
Equity Fund

Class A-MVGAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$105	0.99%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class A shares of the MFS Low Volatility Global Equity Fund (fund) provided a total return of 11.98%, at net asset value. This compares with a return of 22.35% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI All Country World Index:
    Stock selection within both the health care and communication services sectors benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Stock selection and an underweight position in the information technology sector held back relative returns.
    The fund's overweight position and stock selection in the consumer staples sector also weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	11.98%	8.50%	9.29%
A with initial sales charge (5.75%)	5.54%	7.22%	8.65%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.35%	10.88%	12.58%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	300,940,594	Total Management Fee ($)#:	1,590,456
Total Number of Holdings:	108	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Johnson & Johnson	3.2%
McKesson Corp.	2.9%
Colgate-Palmolive Co.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.7%
Roche Holding AG	2.7%
DBS Group Holdings Ltd.	2.4%
Microsoft Corp.	2.3%
IG Group Holdings PLC	2.2%
Koninklijke KPN N.V.	2.2%
CLP Holdings Ltd.	2.1%
Issuer country weightings
United States	52.4%
Japan	7.9%
Canada	6.2%
United Kingdom	4.7%
Singapore	4.2%
Netherlands	3.0%
Taiwan	2.7%
Switzerland	2.7%
Italy	2.6%
Other Countries	13.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LVOA-ANN

MFS® Low Volatility Global
Equity Fund
Class B-MVGBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$184	1.74%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class B shares of the MFS Low Volatility Global Equity Fund (fund) provided a total return of 11.21%, at net asset value. This compares with a return of 22.35% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI All Country World Index:
    Stock selection within both the health care and communication services sectors benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Stock selection and an underweight position in the information technology sector held back relative returns.
    The fund's overweight position and stock selection in the consumer staples sector also weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	11.21%	7.71%	8.47%
B with CDSC (declining over six years from 4% to 0%)×	7.21%	7.41%	8.47%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.35%	10.88%	12.58%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	300,940,594	Total Management Fee ($)#:	1,590,456
Total Number of Holdings:	108	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Johnson & Johnson	3.2%
McKesson Corp.	2.9%
Colgate-Palmolive Co.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.7%
Roche Holding AG	2.7%
DBS Group Holdings Ltd.	2.4%
Microsoft Corp.	2.3%
IG Group Holdings PLC	2.2%
Koninklijke KPN N.V.	2.2%
CLP Holdings Ltd.	2.1%
Issuer country weightings
United States	52.4%
Japan	7.9%
Canada	6.2%
United Kingdom	4.7%
Singapore	4.2%
Netherlands	3.0%
Taiwan	2.7%
Switzerland	2.7%
Italy	2.6%
Other Countries	13.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LVOB-ANN

MFS® Low Volatility Global
Equity Fund
Class C-MVGCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$184	1.74%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class C shares of the MFS Low Volatility Global Equity Fund (fund) provided a total return of 11.14%, at net asset value. This compares with a return of 22.35% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI All Country World Index:
    Stock selection within both the health care and communication services sectors benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Stock selection and an underweight position in the information technology sector held back relative returns.
    The fund's overweight position and stock selection in the consumer staples sector also weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	11.14%	7.69%	8.48%
C with CDSC (1% for 12 months)×	10.14%	7.69%	8.48%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.35%	10.88%	12.58%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	300,940,594	Total Management Fee ($)#:	1,590,456
Total Number of Holdings:	108	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Johnson & Johnson	3.2%
McKesson Corp.	2.9%
Colgate-Palmolive Co.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.7%
Roche Holding AG	2.7%
DBS Group Holdings Ltd.	2.4%
Microsoft Corp.	2.3%
IG Group Holdings PLC	2.2%
Koninklijke KPN N.V.	2.2%
CLP Holdings Ltd.	2.1%
Issuer country weightings
United States	52.4%
Japan	7.9%
Canada	6.2%
United Kingdom	4.7%
Singapore	4.2%
Netherlands	3.0%
Taiwan	2.7%
Switzerland	2.7%
Italy	2.6%
Other Countries	13.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LVOC-ANN

MFS® Low Volatility Global
Equity Fund

Class I-MVGIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$79	0.74%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class I shares of the MFS Low Volatility Global Equity Fund (fund) provided a total return of 12.26%, at net asset value. This compares with a return of 22.35% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI All Country World Index:
    Stock selection within both the health care and communication services sectors benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Stock selection and an underweight position in the information technology sector held back relative returns.
    The fund's overweight position and stock selection in the consumer staples sector also weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	12.26%	8.77%	9.56%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.35%	10.88%	12.58%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 12.32%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	300,940,594	Total Management Fee ($)#:	1,590,456
Total Number of Holdings:	108	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Johnson & Johnson	3.2%
McKesson Corp.	2.9%
Colgate-Palmolive Co.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.7%
Roche Holding AG	2.7%
DBS Group Holdings Ltd.	2.4%
Microsoft Corp.	2.3%
IG Group Holdings PLC	2.2%
Koninklijke KPN N.V.	2.2%
CLP Holdings Ltd.	2.1%
Issuer country weightings
United States	52.4%
Japan	7.9%
Canada	6.2%
United Kingdom	4.7%
Singapore	4.2%
Netherlands	3.0%
Taiwan	2.7%
Switzerland	2.7%
Italy	2.6%
Other Countries	13.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LVOI-ANN

MFS® Low Volatility Global
Equity Fund

Class R1-MVGJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$184	1.74%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R1 shares of the MFS Low Volatility Global Equity Fund (fund) provided a total return of 11.21%, at net asset value. This compares with a return of 22.35% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI All Country World Index:
    Stock selection within both the health care and communication services sectors benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Stock selection and an underweight position in the information technology sector held back relative returns.
    The fund's overweight position and stock selection in the consumer staples sector also weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	11.21%	7.70%	8.48%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.35%	10.88%	12.58%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	300,940,594	Total Management Fee ($)#:	1,590,456
Total Number of Holdings:	108	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Johnson & Johnson	3.2%
McKesson Corp.	2.9%
Colgate-Palmolive Co.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.7%
Roche Holding AG	2.7%
DBS Group Holdings Ltd.	2.4%
Microsoft Corp.	2.3%
IG Group Holdings PLC	2.2%
Koninklijke KPN N.V.	2.2%
CLP Holdings Ltd.	2.1%
Issuer country weightings
United States	52.4%
Japan	7.9%
Canada	6.2%
United Kingdom	4.7%
Singapore	4.2%
Netherlands	3.0%
Taiwan	2.7%
Switzerland	2.7%
Italy	2.6%
Other Countries	13.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LVOR1-ANN

MFS® Low Volatility Global
Equity Fund

Class R2-MVGKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$131	1.24%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R2 shares of the MFS Low Volatility Global Equity Fund (fund) provided a total return of 11.74%, at net asset value. This compares with a return of 22.35% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI All Country World Index:
    Stock selection within both the health care and communication services sectors benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Stock selection and an underweight position in the information technology sector held back relative returns.
    The fund's overweight position and stock selection in the consumer staples sector also weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	11.74%	8.24%	9.01%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.35%	10.88%	12.58%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	300,940,594	Total Management Fee ($)#:	1,590,456
Total Number of Holdings:	108	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Johnson & Johnson	3.2%
McKesson Corp.	2.9%
Colgate-Palmolive Co.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.7%
Roche Holding AG	2.7%
DBS Group Holdings Ltd.	2.4%
Microsoft Corp.	2.3%
IG Group Holdings PLC	2.2%
Koninklijke KPN N.V.	2.2%
CLP Holdings Ltd.	2.1%
Issuer country weightings
United States	52.4%
Japan	7.9%
Canada	6.2%
United Kingdom	4.7%
Singapore	4.2%
Netherlands	3.0%
Taiwan	2.7%
Switzerland	2.7%
Italy	2.6%
Other Countries	13.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LVOR2-ANN

MFS® Low Volatility Global
Equity Fund

Class R3-MVGLX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$105	0.99%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R3 shares of the MFS Low Volatility Global Equity Fund (fund) provided a total return of 12.02%, at net asset value. This compares with a return of 22.35% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI All Country World Index:
    Stock selection within both the health care and communication services sectors benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Stock selection and an underweight position in the information technology sector held back relative returns.
    The fund's overweight position and stock selection in the consumer staples sector also weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	12.02%	8.51%	9.29%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.35%	10.88%	12.58%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	300,940,594	Total Management Fee ($)#:	1,590,456
Total Number of Holdings:	108	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Johnson & Johnson	3.2%
McKesson Corp.	2.9%
Colgate-Palmolive Co.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.7%
Roche Holding AG	2.7%
DBS Group Holdings Ltd.	2.4%
Microsoft Corp.	2.3%
IG Group Holdings PLC	2.2%
Koninklijke KPN N.V.	2.2%
CLP Holdings Ltd.	2.1%
Issuer country weightings
United States	52.4%
Japan	7.9%
Canada	6.2%
United Kingdom	4.7%
Singapore	4.2%
Netherlands	3.0%
Taiwan	2.7%
Switzerland	2.7%
Italy	2.6%
Other Countries	13.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LVOR3-ANN

MFS® Low Volatility Global
Equity Fund

Class R4-MVGMX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$79	0.74%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R4 shares of the MFS Low Volatility Global Equity Fund (fund) provided a total return of 12.32%, at net asset value. This compares with a return of 22.35% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI All Country World Index:
    Stock selection within both the health care and communication services sectors benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Stock selection and an underweight position in the information technology sector held back relative returns.
    The fund's overweight position and stock selection in the consumer staples sector also weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	12.32%	8.78%	9.56%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.35%	10.88%	12.58%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	300,940,594	Total Management Fee ($)#:	1,590,456
Total Number of Holdings:	108	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Johnson & Johnson	3.2%
McKesson Corp.	2.9%
Colgate-Palmolive Co.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.7%
Roche Holding AG	2.7%
DBS Group Holdings Ltd.	2.4%
Microsoft Corp.	2.3%
IG Group Holdings PLC	2.2%
Koninklijke KPN N.V.	2.2%
CLP Holdings Ltd.	2.1%
Issuer country weightings
United States	52.4%
Japan	7.9%
Canada	6.2%
United Kingdom	4.7%
Singapore	4.2%
Netherlands	3.0%
Taiwan	2.7%
Switzerland	2.7%
Italy	2.6%
Other Countries	13.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LVOR4-ANN

MFS® Low Volatility Global
Equity Fund

Class R6-MVGNX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$70	0.66%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R6 shares of the MFS Low Volatility Global Equity Fund (fund) provided a total return of 12.37%, at net asset value. This compares with a return of 22.35% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI All Country World Index:
    Stock selection within both the health care and communication services sectors benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Stock selection and an underweight position in the information technology sector held back relative returns.
    The fund's overweight position and stock selection in the consumer staples sector also weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	12.37%	8.87%	9.64%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.35%	10.88%	12.58%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	300,940,594	Total Management Fee ($)#:	1,590,456
Total Number of Holdings:	108	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Johnson & Johnson	3.2%
McKesson Corp.	2.9%
Colgate-Palmolive Co.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.7%
Roche Holding AG	2.7%
DBS Group Holdings Ltd.	2.4%
Microsoft Corp.	2.3%
IG Group Holdings PLC	2.2%
Koninklijke KPN N.V.	2.2%
CLP Holdings Ltd.	2.1%
Issuer country weightings
United States	52.4%
Japan	7.9%
Canada	6.2%
United Kingdom	4.7%
Singapore	4.2%
Netherlands	3.0%
Taiwan	2.7%
Switzerland	2.7%
Italy	2.6%
Other Countries	13.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LVOR6-ANN

MFS® Low Volatility
Equity Fund
Class A-MLVAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$94	0.89%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class A shares of the MFS Low Volatility Equity Fund (fund) provided a total return of 11.05%, at net asset value. This compares with a return of 20.38% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Stock selection and an underweight position in the communication services sector benefited the fund's relative performance.
    Stock selection in the financial sector, along with an overweight position and favorable stock selection in the health care sector, also supported relative results.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Stock selection and an underweight position in the information technology sector held back relative performance.
    Stock selection and overweight positions in the consumer staples and industrials sectors also weighed on the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	11.05%	6.96%	10.81%
A with initial sales charge (5.75%)	4.66%	5.71%	10.15%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	20.38%	12.79%	15.37%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	317,343,526	Total Management Fee ($)#:	1,656,252
Total Number of Holdings:	97	Portfolio Turnover Rate (%):	49
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Equity sectors
Information Technology	27.7%
Health Care	14.4%
Financials	12.8%
Consumer Staples	10.4%
Industrials	7.4%
Utilities	6.9%
Consumer Discretionary	5.7%
Energy	5.3%
Communication Services	5.1%
Real Estate	3.5%
Materials	0.5%
Top ten holdings
NVIDIA Corp.	3.8%
Valero Energy Corp.	3.3%
Johnson & Johnson	3.1%
Alphabet, Inc., "A"	3.0%
McKesson Corp.	2.9%
Monster Worldwide, Inc.	2.8%
Teledyne Technologies, Inc.	2.8%
Apple, Inc.	2.8%
Merck & Co., Inc.	2.7%
Microsoft Corp.	2.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LVUA-ANN

MFS® Low Volatility
Equity Fund
Class B-MLVBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$172	1.64%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class B shares of the MFS Low Volatility Equity Fund (fund) provided a total return of 10.27%, at net asset value. This compares with a return of 20.38% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Stock selection and an underweight position in the communication services sector benefited the fund's relative performance.
    Stock selection in the financial sector, along with an overweight position and favorable stock selection in the health care sector, also supported relative results.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Stock selection and an underweight position in the information technology sector held back relative performance.
    Stock selection and overweight positions in the consumer staples and industrials sectors also weighed on the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	10.27%	6.17%	9.98%
B with CDSC (declining over six years from 4% to 0%)×	6.42%	5.90%	9.98%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	20.38%	12.79%	15.37%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	317,343,526	Total Management Fee ($)#:	1,656,252
Total Number of Holdings:	97	Portfolio Turnover Rate (%):	49
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Equity sectors
Information Technology	27.7%
Health Care	14.4%
Financials	12.8%
Consumer Staples	10.4%
Industrials	7.4%
Utilities	6.9%
Consumer Discretionary	5.7%
Energy	5.3%
Communication Services	5.1%
Real Estate	3.5%
Materials	0.5%
Top ten holdings
NVIDIA Corp.	3.8%
Valero Energy Corp.	3.3%
Johnson & Johnson	3.1%
Alphabet, Inc., "A"	3.0%
McKesson Corp.	2.9%
Monster Worldwide, Inc.	2.8%
Teledyne Technologies, Inc.	2.8%
Apple, Inc.	2.8%
Merck & Co., Inc.	2.7%
Microsoft Corp.	2.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LVUB-ANN

MFS® Low Volatility
Equity Fund
Class C-MLVGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$172	1.64%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class C shares of the MFS Low Volatility Equity Fund (fund) provided a total return of 10.27%, at net asset value. This compares with a return of 20.38% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Stock selection and an underweight position in the communication services sector benefited the fund's relative performance.
    Stock selection in the financial sector, along with an overweight position and favorable stock selection in the health care sector, also supported relative results.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Stock selection and an underweight position in the information technology sector held back relative performance.
    Stock selection and overweight positions in the consumer staples and industrials sectors also weighed on the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	10.27%	6.18%	9.99%
C with CDSC (1% for 12 months)×	9.31%	6.18%	9.99%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	20.38%	12.79%	15.37%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	317,343,526	Total Management Fee ($)#:	1,656,252
Total Number of Holdings:	97	Portfolio Turnover Rate (%):	49
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Equity sectors
Information Technology	27.7%
Health Care	14.4%
Financials	12.8%
Consumer Staples	10.4%
Industrials	7.4%
Utilities	6.9%
Consumer Discretionary	5.7%
Energy	5.3%
Communication Services	5.1%
Real Estate	3.5%
Materials	0.5%
Top ten holdings
NVIDIA Corp.	3.8%
Valero Energy Corp.	3.3%
Johnson & Johnson	3.1%
Alphabet, Inc., "A"	3.0%
McKesson Corp.	2.9%
Monster Worldwide, Inc.	2.8%
Teledyne Technologies, Inc.	2.8%
Apple, Inc.	2.8%
Merck & Co., Inc.	2.7%
Microsoft Corp.	2.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LVUC-ANN

MFS® Low Volatility
Equity Fund
Class I-MLVHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$68	0.64%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class I shares of the MFS Low Volatility Equity Fund (fund) provided a total return of 11.38%, at net asset value. This compares with a return of 20.38% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Stock selection and an underweight position in the communication services sector benefited the fund's relative performance.
    Stock selection in the financial sector, along with an overweight position and favorable stock selection in the health care sector, also supported relative results.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Stock selection and an underweight position in the information technology sector held back relative performance.
    Stock selection and overweight positions in the consumer staples and industrials sectors also weighed on the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	11.38%	7.23%	11.09%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	20.38%	12.79%	15.37%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	317,343,526	Total Management Fee ($)#:	1,656,252
Total Number of Holdings:	97	Portfolio Turnover Rate (%):	49
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Equity sectors
Information Technology	27.7%
Health Care	14.4%
Financials	12.8%
Consumer Staples	10.4%
Industrials	7.4%
Utilities	6.9%
Consumer Discretionary	5.7%
Energy	5.3%
Communication Services	5.1%
Real Estate	3.5%
Materials	0.5%
Top ten holdings
NVIDIA Corp.	3.8%
Valero Energy Corp.	3.3%
Johnson & Johnson	3.1%
Alphabet, Inc., "A"	3.0%
McKesson Corp.	2.9%
Monster Worldwide, Inc.	2.8%
Teledyne Technologies, Inc.	2.8%
Apple, Inc.	2.8%
Merck & Co., Inc.	2.7%
Microsoft Corp.	2.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LVUI-ANN

MFS® Low Volatility
Equity Fund

Class R1-MLVMX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$172	1.64%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R1 shares of the MFS Low Volatility Equity Fund (fund) provided a total return of 10.29%, at net asset value. This compares with a return of 20.38% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Stock selection and an underweight position in the communication services sector benefited the fund's relative performance.
    Stock selection in the financial sector, along with an overweight position and favorable stock selection in the health care sector, also supported relative results.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Stock selection and an underweight position in the information technology sector held back relative performance.
    Stock selection and overweight positions in the consumer staples and industrials sectors also weighed on the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	10.29%	6.18%	9.98%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	20.38%	12.79%	15.37%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	317,343,526	Total Management Fee ($)#:	1,656,252
Total Number of Holdings:	97	Portfolio Turnover Rate (%):	49
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Equity sectors
Information Technology	27.7%
Health Care	14.4%
Financials	12.8%
Consumer Staples	10.4%
Industrials	7.4%
Utilities	6.9%
Consumer Discretionary	5.7%
Energy	5.3%
Communication Services	5.1%
Real Estate	3.5%
Materials	0.5%
Top ten holdings
NVIDIA Corp.	3.8%
Valero Energy Corp.	3.3%
Johnson & Johnson	3.1%
Alphabet, Inc., "A"	3.0%
McKesson Corp.	2.9%
Monster Worldwide, Inc.	2.8%
Teledyne Technologies, Inc.	2.8%
Apple, Inc.	2.8%
Merck & Co., Inc.	2.7%
Microsoft Corp.	2.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LVUR1-ANN

MFS® Low Volatility
Equity Fund

Class R2-MLVOX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$120	1.14%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R2 shares of the MFS Low Volatility Equity Fund (fund) provided a total return of 10.81%, at net asset value. This compares with a return of 20.38% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Stock selection and an underweight position in the communication services sector benefited the fund's relative performance.
    Stock selection in the financial sector, along with an overweight position and favorable stock selection in the health care sector, also supported relative results.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Stock selection and an underweight position in the information technology sector held back relative performance.
    Stock selection and overweight positions in the consumer staples and industrials sectors also weighed on the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	10.81%	6.70%	10.54%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	20.38%	12.79%	15.37%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	317,343,526	Total Management Fee ($)#:	1,656,252
Total Number of Holdings:	97	Portfolio Turnover Rate (%):	49
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Equity sectors
Information Technology	27.7%
Health Care	14.4%
Financials	12.8%
Consumer Staples	10.4%
Industrials	7.4%
Utilities	6.9%
Consumer Discretionary	5.7%
Energy	5.3%
Communication Services	5.1%
Real Estate	3.5%
Materials	0.5%
Top ten holdings
NVIDIA Corp.	3.8%
Valero Energy Corp.	3.3%
Johnson & Johnson	3.1%
Alphabet, Inc., "A"	3.0%
McKesson Corp.	2.9%
Monster Worldwide, Inc.	2.8%
Teledyne Technologies, Inc.	2.8%
Apple, Inc.	2.8%
Merck & Co., Inc.	2.7%
Microsoft Corp.	2.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LVUR2-ANN

MFS® Low Volatility
Equity Fund

Class R3-MLVPX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$94	0.89%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R3 shares of the MFS Low Volatility Equity Fund (fund) provided a total return of 11.05%, at net asset value. This compares with a return of 20.38% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Stock selection and an underweight position in the communication services sector benefited the fund's relative performance.
    Stock selection in the financial sector, along with an overweight position and favorable stock selection in the health care sector, also supported relative results.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Stock selection and an underweight position in the information technology sector held back relative performance.
    Stock selection and overweight positions in the consumer staples and industrials sectors also weighed on the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	11.05%	6.96%	10.82%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	20.38%	12.79%	15.37%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	317,343,526	Total Management Fee ($)#:	1,656,252
Total Number of Holdings:	97	Portfolio Turnover Rate (%):	49
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Equity sectors
Information Technology	27.7%
Health Care	14.4%
Financials	12.8%
Consumer Staples	10.4%
Industrials	7.4%
Utilities	6.9%
Consumer Discretionary	5.7%
Energy	5.3%
Communication Services	5.1%
Real Estate	3.5%
Materials	0.5%
Top ten holdings
NVIDIA Corp.	3.8%
Valero Energy Corp.	3.3%
Johnson & Johnson	3.1%
Alphabet, Inc., "A"	3.0%
McKesson Corp.	2.9%
Monster Worldwide, Inc.	2.8%
Teledyne Technologies, Inc.	2.8%
Apple, Inc.	2.8%
Merck & Co., Inc.	2.7%
Microsoft Corp.	2.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LVUR3-ANN

MFS® Low Volatility
Equity Fund

Class R4-MLVRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$68	0.64%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R4 shares of the MFS Low Volatility Equity Fund (fund) provided a total return of 11.37%, at net asset value. This compares with a return of 20.38% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Stock selection and an underweight position in the communication services sector benefited the fund's relative performance.
    Stock selection in the financial sector, along with an overweight position and favorable stock selection in the health care sector, also supported relative results.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Stock selection and an underweight position in the information technology sector held back relative performance.
    Stock selection and overweight positions in the consumer staples and industrials sectors also weighed on the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	11.37%	7.23%	11.08%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	20.38%	12.79%	15.37%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	317,343,526	Total Management Fee ($)#:	1,656,252
Total Number of Holdings:	97	Portfolio Turnover Rate (%):	49
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Equity sectors
Information Technology	27.7%
Health Care	14.4%
Financials	12.8%
Consumer Staples	10.4%
Industrials	7.4%
Utilities	6.9%
Consumer Discretionary	5.7%
Energy	5.3%
Communication Services	5.1%
Real Estate	3.5%
Materials	0.5%
Top ten holdings
NVIDIA Corp.	3.8%
Valero Energy Corp.	3.3%
Johnson & Johnson	3.1%
Alphabet, Inc., "A"	3.0%
McKesson Corp.	2.9%
Monster Worldwide, Inc.	2.8%
Teledyne Technologies, Inc.	2.8%
Apple, Inc.	2.8%
Merck & Co., Inc.	2.7%
Microsoft Corp.	2.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LVUR4-ANN

MFS® Low Volatility
Equity Fund
Class R6-MLVTX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$59	0.56%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R6 shares of the MFS Low Volatility Equity Fund (fund) provided a total return of 11.44%, at net asset value. This compares with a return of 20.38% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Stock selection and an underweight position in the communication services sector benefited the fund's relative performance.
    Stock selection in the financial sector, along with an overweight position and favorable stock selection in the health care sector, also supported relative results.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Stock selection and an underweight position in the information technology sector held back relative performance.
    Stock selection and overweight positions in the consumer staples and industrials sectors also weighed on the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	11.44%	7.33%	11.19%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	20.38%	12.79%	15.37%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	317,343,526	Total Management Fee ($)#:	1,656,252
Total Number of Holdings:	97	Portfolio Turnover Rate (%):	49
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Equity sectors
Information Technology	27.7%
Health Care	14.4%
Financials	12.8%
Consumer Staples	10.4%
Industrials	7.4%
Utilities	6.9%
Consumer Discretionary	5.7%
Energy	5.3%
Communication Services	5.1%
Real Estate	3.5%
Materials	0.5%
Top ten holdings
NVIDIA Corp.	3.8%
Valero Energy Corp.	3.3%
Johnson & Johnson	3.1%
Alphabet, Inc., "A"	3.0%
McKesson Corp.	2.9%
Monster Worldwide, Inc.	2.8%
Teledyne Technologies, Inc.	2.8%
Apple, Inc.	2.8%
Merck & Co., Inc.	2.7%
Microsoft Corp.	2.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LVUR6-ANN

MFS® U.S. Government Cash Reserve Fund
Class A-MSRXX
Annual Shareholder Report
This annual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$43	0.42%
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	452,589,287	Total Management Fee ($)#:	$1,816,061
Total Number of Holdings:	23
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	63.5%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	36.5%
Composition including fixed income credit quality
A-1+	51.4%
A-1	48.6%
Maturity breakdown
0 - 7 days	44.4%
8 - 29 days	7.0%
30 - 59 days	30.1%
60 - 89 days	9.3%
90 - 365 days	9.2%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, and statement of additional information online at funds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LMMA-ANN

MFS® U.S. Government Cash Reserve Fund

Class B-MCRXX
Annual Shareholder Report
This annual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$43	0.42%
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	452,589,287	Total Management Fee ($)#:	$1,816,061
Total Number of Holdings:	23
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	63.5%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	36.5%
Composition including fixed income credit quality
A-1+	51.4%
A-1	48.6%
Maturity breakdown
0 - 7 days	44.4%
8 - 29 days	7.0%
30 - 59 days	30.1%
60 - 89 days	9.3%
90 - 365 days	9.2%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, and statement of additional information online at funds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LMMB-ANN

MFS® U.S. Government Cash Reserve Fund

Class C-MCCXX
Annual Shareholder Report
This annual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$43	0.42%
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	452,589,287	Total Management Fee ($)#:	$1,816,061
Total Number of Holdings:	23
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	63.5%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	36.5%
Composition including fixed income credit quality
A-1+	51.4%
A-1	48.6%
Maturity breakdown
0 - 7 days	44.4%
8 - 29 days	7.0%
30 - 59 days	30.1%
60 - 89 days	9.3%
90 - 365 days	9.2%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, and statement of additional information online at funds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LMMC-ANN

MFS® U.S. Government Cash Reserve Fund
Class I-CRHXX
Annual Shareholder Report
This annual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$43	0.42%
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	452,589,287	Total Management Fee ($)#:	$1,816,061
Total Number of Holdings:	23
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	63.5%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	36.5%
Composition including fixed income credit quality
A-1+	51.4%
A-1	48.6%
Maturity breakdown
0 - 7 days	44.4%
8 - 29 days	7.0%
30 - 59 days	30.1%
60 - 89 days	9.3%
90 - 365 days	9.2%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, and statement of additional information online at funds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LMMI-ANN

MFS® U.S. Government Cash Reserve Fund
Class R1-CRVXX
Annual Shareholder Report
This annual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$43	0.42%
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	452,589,287	Total Management Fee ($)#:	$1,816,061
Total Number of Holdings:	23
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	63.5%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	36.5%
Composition including fixed income credit quality
A-1+	51.4%
A-1	48.6%
Maturity breakdown
0 - 7 days	44.4%
8 - 29 days	7.0%
30 - 59 days	30.1%
60 - 89 days	9.3%
90 - 365 days	9.2%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, and statement of additional information online at funds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LMMR1-ANN

MFS® U.S. Government Cash Reserve Fund
Class R2-CRMXX
Annual Shareholder Report
This annual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$43	0.42%
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	452,589,287	Total Management Fee ($)#:	$1,816,061
Total Number of Holdings:	23
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	63.5%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	36.5%
Composition including fixed income credit quality
A-1+	51.4%
A-1	48.6%
Maturity breakdown
0 - 7 days	44.4%
8 - 29 days	7.0%
30 - 59 days	30.1%
60 - 89 days	9.3%
90 - 365 days	9.2%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, and statement of additional information online at funds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LMMR2-ANN

MFS® U.S. Government Cash Reserve Fund

Class R3-CRJXX
Annual Shareholder Report
This annual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$43	0.42%
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	452,589,287	Total Management Fee ($)#:	$1,816,061
Total Number of Holdings:	23
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	63.5%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	36.5%
Composition including fixed income credit quality
A-1+	51.4%
A-1	48.6%
Maturity breakdown
0 - 7 days	44.4%
8 - 29 days	7.0%
30 - 59 days	30.1%
60 - 89 days	9.3%
90 - 365 days	9.2%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, and statement of additional information online at funds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LMMR3-ANN

MFS® U.S. Government Cash Reserve Fund

Class R4-CRKXX
Annual Shareholder Report
This annual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$43	0.42%
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	452,589,287	Total Management Fee ($)#:	$1,816,061
Total Number of Holdings:	23
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	63.5%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	36.5%
Composition including fixed income credit quality
A-1+	51.4%
A-1	48.6%
Maturity breakdown
0 - 7 days	44.4%
8 - 29 days	7.0%
30 - 59 days	30.1%
60 - 89 days	9.3%
90 - 365 days	9.2%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, and statement of additional information online at funds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LMMR4-ANN

MFS® U.S. Government Cash Reserve Fund

Class R6-CRRXX
Annual Shareholder Report
This annual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$38	0.37%
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	452,589,287	Total Management Fee ($)#:	$1,816,061
Total Number of Holdings:	23
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	63.5%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	36.5%
Composition including fixed income credit quality
A-1+	51.4%
A-1	48.6%
Maturity breakdown
0 - 7 days	44.4%
8 - 29 days	7.0%
30 - 59 days	30.1%
60 - 89 days	9.3%
90 - 365 days	9.2%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, and statement of additional information online at funds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LMMR6-ANN

MFS® New Discovery Fund

Class A-MNDAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$134	1.21%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class A shares of the MFS New Discovery Fund (fund) provided a total return of 21.88%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 23.25%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Stock selection within the information technology sector supported the fund's relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Stock selection within both the consumer discretionary and industrials sectors weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	21.88%	(0.00)%	11.13%
A with initial sales charge (5.75%)	14.87%	(1.18)%	10.47%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
Russell 2000® Growth Index ∆	23.25%	5.04%	10.66%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	2,140,841,934	Total Management Fee ($)#:	17,475,466
Total Number of Holdings:	118	Portfolio Turnover Rate (%):	95
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	93.9%
Money Market Funds	6.1%
Equity sectors
Health Care	31.4%
Industrials	20.3%
Information Technology	16.2%
Materials	5.9%
Consumer Discretionary	5.4%
Financials	4.8%
Energy	4.3%
Consumer Staples	2.7%
Real Estate	2.6%
Communication Services	0.3%
Top ten holdings
CACI International, Inc., "A"	2.5%
Ligand Pharmaceuticals, Inc.	2.3%
Merit Medical Systems, Inc.	2.1%
Charles River Laboratories International, Inc.	2.0%
Chefs' Warehouse, Inc.	1.9%
Waystar Holding Corp.	1.7%
Moog, Inc., "A"	1.6%
Advanced Energy Industries, Inc.	1.6%
SSR Mining, Inc.	1.6%
Element Solutions, Inc.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
NDFA-ANN

MFS® New Discovery Fund

Class B-MNDBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$217	1.96%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class B shares of the MFS New Discovery Fund (fund) provided a total return of 20.94%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 23.25%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Stock selection within the information technology sector supported the fund's relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Stock selection within both the consumer discretionary and industrials sectors weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	20.94%	(0.76)%	10.30%
B with CDSC (declining over six years from 4% to 0%)×	16.94%	(1.04)%	10.30%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
Russell 2000® Growth Index ∆	23.25%	5.04%	10.66%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	2,140,841,934	Total Management Fee ($)#:	17,475,466
Total Number of Holdings:	118	Portfolio Turnover Rate (%):	95
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	93.9%
Money Market Funds	6.1%
Equity sectors
Health Care	31.4%
Industrials	20.3%
Information Technology	16.2%
Materials	5.9%
Consumer Discretionary	5.4%
Financials	4.8%
Energy	4.3%
Consumer Staples	2.7%
Real Estate	2.6%
Communication Services	0.3%
Top ten holdings
CACI International, Inc., "A"	2.5%
Ligand Pharmaceuticals, Inc.	2.3%
Merit Medical Systems, Inc.	2.1%
Charles River Laboratories International, Inc.	2.0%
Chefs' Warehouse, Inc.	1.9%
Waystar Holding Corp.	1.7%
Moog, Inc., "A"	1.6%
Advanced Energy Industries, Inc.	1.6%
SSR Mining, Inc.	1.6%
Element Solutions, Inc.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
NDFB-ANN

MFS® New Discovery Fund

Class C-MNDCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$217	1.96%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class C shares of the MFS New Discovery Fund (fund) provided a total return of 20.96%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 23.25%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Stock selection within the information technology sector supported the fund's relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Stock selection within both the consumer discretionary and industrials sectors weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	20.96%	(0.75)%	10.30%
C with CDSC (1% for 12 months)×	19.96%	(0.75)%	10.30%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
Russell 2000® Growth Index ∆	23.25%	5.04%	10.66%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	2,140,841,934	Total Management Fee ($)#:	17,475,466
Total Number of Holdings:	118	Portfolio Turnover Rate (%):	95
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	93.9%
Money Market Funds	6.1%
Equity sectors
Health Care	31.4%
Industrials	20.3%
Information Technology	16.2%
Materials	5.9%
Consumer Discretionary	5.4%
Financials	4.8%
Energy	4.3%
Consumer Staples	2.7%
Real Estate	2.6%
Communication Services	0.3%
Top ten holdings
CACI International, Inc., "A"	2.5%
Ligand Pharmaceuticals, Inc.	2.3%
Merit Medical Systems, Inc.	2.1%
Charles River Laboratories International, Inc.	2.0%
Chefs' Warehouse, Inc.	1.9%
Waystar Holding Corp.	1.7%
Moog, Inc., "A"	1.6%
Advanced Energy Industries, Inc.	1.6%
SSR Mining, Inc.	1.6%
Element Solutions, Inc.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
NDFC-ANN

MFS® New Discovery Fund

Class I-MNDIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$107	0.96%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class I shares of the MFS New Discovery Fund (fund) provided a total return of 22.13%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 23.25%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Stock selection within the information technology sector supported the fund's relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Stock selection within both the consumer discretionary and industrials sectors weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	22.13%	0.24%	11.40%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
Russell 2000® Growth Index ∆	23.25%	5.04%	10.66%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 22.16%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	2,140,841,934	Total Management Fee ($)#:	17,475,466
Total Number of Holdings:	118	Portfolio Turnover Rate (%):	95
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	93.9%
Money Market Funds	6.1%
Equity sectors
Health Care	31.4%
Industrials	20.3%
Information Technology	16.2%
Materials	5.9%
Consumer Discretionary	5.4%
Financials	4.8%
Energy	4.3%
Consumer Staples	2.7%
Real Estate	2.6%
Communication Services	0.3%
Top ten holdings
CACI International, Inc., "A"	2.5%
Ligand Pharmaceuticals, Inc.	2.3%
Merit Medical Systems, Inc.	2.1%
Charles River Laboratories International, Inc.	2.0%
Chefs' Warehouse, Inc.	1.9%
Waystar Holding Corp.	1.7%
Moog, Inc., "A"	1.6%
Advanced Energy Industries, Inc.	1.6%
SSR Mining, Inc.	1.6%
Element Solutions, Inc.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
NDFI-ANN

MFS® New Discovery Fund

Class R1-MNDGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$217	1.96%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R1 shares of the MFS New Discovery Fund (fund) provided a total return of 20.94%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 23.25%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Stock selection within the information technology sector supported the fund's relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Stock selection within both the consumer discretionary and industrials sectors weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	20.94%	(0.76)%	10.29%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
Russell 2000® Growth Index ∆	23.25%	5.04%	10.66%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	2,140,841,934	Total Management Fee ($)#:	17,475,466
Total Number of Holdings:	118	Portfolio Turnover Rate (%):	95
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	93.9%
Money Market Funds	6.1%
Equity sectors
Health Care	31.4%
Industrials	20.3%
Information Technology	16.2%
Materials	5.9%
Consumer Discretionary	5.4%
Financials	4.8%
Energy	4.3%
Consumer Staples	2.7%
Real Estate	2.6%
Communication Services	0.3%
Top ten holdings
CACI International, Inc., "A"	2.5%
Ligand Pharmaceuticals, Inc.	2.3%
Merit Medical Systems, Inc.	2.1%
Charles River Laboratories International, Inc.	2.0%
Chefs' Warehouse, Inc.	1.9%
Waystar Holding Corp.	1.7%
Moog, Inc., "A"	1.6%
Advanced Energy Industries, Inc.	1.6%
SSR Mining, Inc.	1.6%
Element Solutions, Inc.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
NDFR1-ANN

MFS® New Discovery Fund

Class R2-MNDRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$162	1.46%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R2 shares of the MFS New Discovery Fund (fund) provided a total return of 21.51%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 23.25%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Stock selection within the information technology sector supported the fund's relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Stock selection within both the consumer discretionary and industrials sectors weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	21.51%	(0.25)%	10.84%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
Russell 2000® Growth Index ∆	23.25%	5.04%	10.66%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 21.56%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	2,140,841,934	Total Management Fee ($)#:	17,475,466
Total Number of Holdings:	118	Portfolio Turnover Rate (%):	95
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	93.9%
Money Market Funds	6.1%
Equity sectors
Health Care	31.4%
Industrials	20.3%
Information Technology	16.2%
Materials	5.9%
Consumer Discretionary	5.4%
Financials	4.8%
Energy	4.3%
Consumer Staples	2.7%
Real Estate	2.6%
Communication Services	0.3%
Top ten holdings
CACI International, Inc., "A"	2.5%
Ligand Pharmaceuticals, Inc.	2.3%
Merit Medical Systems, Inc.	2.1%
Charles River Laboratories International, Inc.	2.0%
Chefs' Warehouse, Inc.	1.9%
Waystar Holding Corp.	1.7%
Moog, Inc., "A"	1.6%
Advanced Energy Industries, Inc.	1.6%
SSR Mining, Inc.	1.6%
Element Solutions, Inc.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
NDFR2-ANN

MFS® New Discovery Fund

Class R3-MNDHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$134	1.21%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R3 shares of the MFS New Discovery Fund (fund) provided a total return of 21.85%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 23.25%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Stock selection within the information technology sector supported the fund's relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Stock selection within both the consumer discretionary and industrials sectors weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	21.85%	(0.00)%	11.12%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
Russell 2000® Growth Index ∆	23.25%	5.04%	10.66%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	2,140,841,934	Total Management Fee ($)#:	17,475,466
Total Number of Holdings:	118	Portfolio Turnover Rate (%):	95
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	93.9%
Money Market Funds	6.1%
Equity sectors
Health Care	31.4%
Industrials	20.3%
Information Technology	16.2%
Materials	5.9%
Consumer Discretionary	5.4%
Financials	4.8%
Energy	4.3%
Consumer Staples	2.7%
Real Estate	2.6%
Communication Services	0.3%
Top ten holdings
CACI International, Inc., "A"	2.5%
Ligand Pharmaceuticals, Inc.	2.3%
Merit Medical Systems, Inc.	2.1%
Charles River Laboratories International, Inc.	2.0%
Chefs' Warehouse, Inc.	1.9%
Waystar Holding Corp.	1.7%
Moog, Inc., "A"	1.6%
Advanced Energy Industries, Inc.	1.6%
SSR Mining, Inc.	1.6%
Element Solutions, Inc.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
NDFR3-ANN

MFS® New Discovery Fund

Class R4-MNDJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$107	0.96%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R4 shares of the MFS New Discovery Fund (fund) provided a total return of 22.15%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 23.25%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Stock selection within the information technology sector supported the fund's relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Stock selection within both the consumer discretionary and industrials sectors weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	22.15%	0.24%	11.41%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
Russell 2000® Growth Index ∆	23.25%	5.04%	10.66%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	2,140,841,934	Total Management Fee ($)#:	17,475,466
Total Number of Holdings:	118	Portfolio Turnover Rate (%):	95
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	93.9%
Money Market Funds	6.1%
Equity sectors
Health Care	31.4%
Industrials	20.3%
Information Technology	16.2%
Materials	5.9%
Consumer Discretionary	5.4%
Financials	4.8%
Energy	4.3%
Consumer Staples	2.7%
Real Estate	2.6%
Communication Services	0.3%
Top ten holdings
CACI International, Inc., "A"	2.5%
Ligand Pharmaceuticals, Inc.	2.3%
Merit Medical Systems, Inc.	2.1%
Charles River Laboratories International, Inc.	2.0%
Chefs' Warehouse, Inc.	1.9%
Waystar Holding Corp.	1.7%
Moog, Inc., "A"	1.6%
Advanced Energy Industries, Inc.	1.6%
SSR Mining, Inc.	1.6%
Element Solutions, Inc.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
NDFR4-ANN

MFS® New Discovery Fund

Class R6-MNDKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$94	0.85%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R6 shares of the MFS New Discovery Fund (fund) provided a total return of 22.28%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 23.25%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Stock selection within the information technology sector supported the fund's relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Stock selection within both the consumer discretionary and industrials sectors weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	22.28%	0.37%	11.53%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
Russell 2000® Growth Index ∆	23.25%	5.04%	10.66%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	2,140,841,934	Total Management Fee ($)#:	17,475,466
Total Number of Holdings:	118	Portfolio Turnover Rate (%):	95
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	93.9%
Money Market Funds	6.1%
Equity sectors
Health Care	31.4%
Industrials	20.3%
Information Technology	16.2%
Materials	5.9%
Consumer Discretionary	5.4%
Financials	4.8%
Energy	4.3%
Consumer Staples	2.7%
Real Estate	2.6%
Communication Services	0.3%
Top ten holdings
CACI International, Inc., "A"	2.5%
Ligand Pharmaceuticals, Inc.	2.3%
Merit Medical Systems, Inc.	2.1%
Charles River Laboratories International, Inc.	2.0%
Chefs' Warehouse, Inc.	1.9%
Waystar Holding Corp.	1.7%
Moog, Inc., "A"	1.6%
Advanced Energy Industries, Inc.	1.6%
SSR Mining, Inc.	1.6%
Element Solutions, Inc.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
NDFR6-ANN

MFS® Core Equity Fund

Class A-MRGAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$93	0.87%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class A shares of the MFS Core Equity Fund (fund) provided a total return of 14.93%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell 3000® Index:
    Stock selection within both the consumer cyclicals and health care sectors benefited the fund's relative performance.
    Stock selection within the financial services sector further supported relative returns.
  Top detractors from performance relative to the Russell 3000® Index:
    Stock selection within the technology sector weighed on the fund's relative performance.
    Stock selection within the capital goods, communication services, and consumer staples sectors also held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	14.93%	9.57%	13.97%
A with initial sales charge (5.75%)	8.32%	8.28%	13.29%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	6,509,449,817	Total Management Fee ($)#:	32,783,354
Total Number of Holdings:	173	Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Global equity sectors
Technology	35.0%
Financial Services	13.2%
Capital Goods	12.7%
Health Care	10.9%
Consumer Cyclicals	9.5%
Communication Services	9.2%
Energy	6.3%
Consumer Staples	2.7%
Top ten holdings
NVIDIA Corp.	7.4%
Microsoft Corp.	5.6%
Apple, Inc.	5.5%
Amazon.com, Inc.	4.7%
Alphabet, Inc., "A"	4.7%
Broadcom, Inc.	3.5%
Meta Platforms, Inc., "A"	2.1%
JPMorgan Chase & Co.	1.9%
Pfizer, Inc.	1.8%
Gilead Sciences, Inc.	1.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RGIA-ANN

MFS® Core Equity Fund

Class B-MRGBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$173	1.62%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class B shares of the MFS Core Equity Fund (fund) provided a total return of 14.10%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell 3000® Index:
    Stock selection within both the consumer cyclicals and health care sectors benefited the fund's relative performance.
    Stock selection within the financial services sector further supported relative returns.
  Top detractors from performance relative to the Russell 3000® Index:
    Stock selection within the technology sector weighed on the fund's relative performance.
    Stock selection within the capital goods, communication services, and consumer staples sectors also held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	14.10%	8.76%	13.11%
B with CDSC (declining over six years from 4% to 0%)×	10.19%	8.47%	13.11%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	6,509,449,817	Total Management Fee ($)#:	32,783,354
Total Number of Holdings:	173	Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Global equity sectors
Technology	35.0%
Financial Services	13.2%
Capital Goods	12.7%
Health Care	10.9%
Consumer Cyclicals	9.5%
Communication Services	9.2%
Energy	6.3%
Consumer Staples	2.7%
Top ten holdings
NVIDIA Corp.	7.4%
Microsoft Corp.	5.6%
Apple, Inc.	5.5%
Amazon.com, Inc.	4.7%
Alphabet, Inc., "A"	4.7%
Broadcom, Inc.	3.5%
Meta Platforms, Inc., "A"	2.1%
JPMorgan Chase & Co.	1.9%
Pfizer, Inc.	1.8%
Gilead Sciences, Inc.	1.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RGIB-ANN

MFS® Core Equity Fund

Class C-MRGCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$173	1.62%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class C shares of the MFS Core Equity Fund (fund) provided a total return of 14.06%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell 3000® Index:
    Stock selection within both the consumer cyclicals and health care sectors benefited the fund's relative performance.
    Stock selection within the financial services sector further supported relative returns.
  Top detractors from performance relative to the Russell 3000® Index:
    Stock selection within the technology sector weighed on the fund's relative performance.
    Stock selection within the capital goods, communication services, and consumer staples sectors also held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	14.06%	8.75%	13.11%
C with CDSC (1% for 12 months)×	13.09%	8.75%	13.11%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	6,509,449,817	Total Management Fee ($)#:	32,783,354
Total Number of Holdings:	173	Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Global equity sectors
Technology	35.0%
Financial Services	13.2%
Capital Goods	12.7%
Health Care	10.9%
Consumer Cyclicals	9.5%
Communication Services	9.2%
Energy	6.3%
Consumer Staples	2.7%
Top ten holdings
NVIDIA Corp.	7.4%
Microsoft Corp.	5.6%
Apple, Inc.	5.5%
Amazon.com, Inc.	4.7%
Alphabet, Inc., "A"	4.7%
Broadcom, Inc.	3.5%
Meta Platforms, Inc., "A"	2.1%
JPMorgan Chase & Co.	1.9%
Pfizer, Inc.	1.8%
Gilead Sciences, Inc.	1.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RGIC-ANN

MFS® Core Equity Fund

Class I-MRGRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$67	0.62%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class I shares of the MFS Core Equity Fund (fund) provided a total return of 15.21%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell 3000® Index:
    Stock selection within both the consumer cyclicals and health care sectors benefited the fund's relative performance.
    Stock selection within the financial services sector further supported relative returns.
  Top detractors from performance relative to the Russell 3000® Index:
    Stock selection within the technology sector weighed on the fund's relative performance.
    Stock selection within the capital goods, communication services, and consumer staples sectors also held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	15.21%	9.85%	14.25%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	6,509,449,817	Total Management Fee ($)#:	32,783,354
Total Number of Holdings:	173	Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Global equity sectors
Technology	35.0%
Financial Services	13.2%
Capital Goods	12.7%
Health Care	10.9%
Consumer Cyclicals	9.5%
Communication Services	9.2%
Energy	6.3%
Consumer Staples	2.7%
Top ten holdings
NVIDIA Corp.	7.4%
Microsoft Corp.	5.6%
Apple, Inc.	5.5%
Amazon.com, Inc.	4.7%
Alphabet, Inc., "A"	4.7%
Broadcom, Inc.	3.5%
Meta Platforms, Inc., "A"	2.1%
JPMorgan Chase & Co.	1.9%
Pfizer, Inc.	1.8%
Gilead Sciences, Inc.	1.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RGII-ANN

MFS® Core Equity Fund

Class R1-MRGGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$173	1.62%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R1 shares of the MFS Core Equity Fund (fund) provided a total return of 14.09%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell 3000® Index:
    Stock selection within both the consumer cyclicals and health care sectors benefited the fund's relative performance.
    Stock selection within the financial services sector further supported relative returns.
  Top detractors from performance relative to the Russell 3000® Index:
    Stock selection within the technology sector weighed on the fund's relative performance.
    Stock selection within the capital goods, communication services, and consumer staples sectors also held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	14.09%	8.76%	13.11%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 14.06%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	6,509,449,817	Total Management Fee ($)#:	32,783,354
Total Number of Holdings:	173	Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Global equity sectors
Technology	35.0%
Financial Services	13.2%
Capital Goods	12.7%
Health Care	10.9%
Consumer Cyclicals	9.5%
Communication Services	9.2%
Energy	6.3%
Consumer Staples	2.7%
Top ten holdings
NVIDIA Corp.	7.4%
Microsoft Corp.	5.6%
Apple, Inc.	5.5%
Amazon.com, Inc.	4.7%
Alphabet, Inc., "A"	4.7%
Broadcom, Inc.	3.5%
Meta Platforms, Inc., "A"	2.1%
JPMorgan Chase & Co.	1.9%
Pfizer, Inc.	1.8%
Gilead Sciences, Inc.	1.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RGIR1-ANN

MFS® Core Equity Fund

Class R2-MRERX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$120	1.12%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R2 shares of the MFS Core Equity Fund (fund) provided a total return of 14.64%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell 3000® Index:
    Stock selection within both the consumer cyclicals and health care sectors benefited the fund's relative performance.
    Stock selection within the financial services sector further supported relative returns.
  Top detractors from performance relative to the Russell 3000® Index:
    Stock selection within the technology sector weighed on the fund's relative performance.
    Stock selection within the capital goods, communication services, and consumer staples sectors also held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	14.64%	9.31%	13.69%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	6,509,449,817	Total Management Fee ($)#:	32,783,354
Total Number of Holdings:	173	Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Global equity sectors
Technology	35.0%
Financial Services	13.2%
Capital Goods	12.7%
Health Care	10.9%
Consumer Cyclicals	9.5%
Communication Services	9.2%
Energy	6.3%
Consumer Staples	2.7%
Top ten holdings
NVIDIA Corp.	7.4%
Microsoft Corp.	5.6%
Apple, Inc.	5.5%
Amazon.com, Inc.	4.7%
Alphabet, Inc., "A"	4.7%
Broadcom, Inc.	3.5%
Meta Platforms, Inc., "A"	2.1%
JPMorgan Chase & Co.	1.9%
Pfizer, Inc.	1.8%
Gilead Sciences, Inc.	1.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RGIR2-ANN

MFS® Core Equity Fund

Class R3-MRGHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$93	0.87%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R3 shares of the MFS Core Equity Fund (fund) provided a total return of 14.93%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell 3000® Index:
    Stock selection within both the consumer cyclicals and health care sectors benefited the fund's relative performance.
    Stock selection within the financial services sector further supported relative returns.
  Top detractors from performance relative to the Russell 3000® Index:
    Stock selection within the technology sector weighed on the fund's relative performance.
    Stock selection within the capital goods, communication services, and consumer staples sectors also held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	14.93%	9.58%	13.96%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	6,509,449,817	Total Management Fee ($)#:	32,783,354
Total Number of Holdings:	173	Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Global equity sectors
Technology	35.0%
Financial Services	13.2%
Capital Goods	12.7%
Health Care	10.9%
Consumer Cyclicals	9.5%
Communication Services	9.2%
Energy	6.3%
Consumer Staples	2.7%
Top ten holdings
NVIDIA Corp.	7.4%
Microsoft Corp.	5.6%
Apple, Inc.	5.5%
Amazon.com, Inc.	4.7%
Alphabet, Inc., "A"	4.7%
Broadcom, Inc.	3.5%
Meta Platforms, Inc., "A"	2.1%
JPMorgan Chase & Co.	1.9%
Pfizer, Inc.	1.8%
Gilead Sciences, Inc.	1.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RGIR3-ANN

MFS® Core Equity Fund

Class R4-MRGJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$67	0.62%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R4 shares of the MFS Core Equity Fund (fund) provided a total return of 15.22%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell 3000® Index:
    Stock selection within both the consumer cyclicals and health care sectors benefited the fund's relative performance.
    Stock selection within the financial services sector further supported relative returns.
  Top detractors from performance relative to the Russell 3000® Index:
    Stock selection within the technology sector weighed on the fund's relative performance.
    Stock selection within the capital goods, communication services, and consumer staples sectors also held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	15.22%	9.85%	14.25%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	6,509,449,817	Total Management Fee ($)#:	32,783,354
Total Number of Holdings:	173	Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Global equity sectors
Technology	35.0%
Financial Services	13.2%
Capital Goods	12.7%
Health Care	10.9%
Consumer Cyclicals	9.5%
Communication Services	9.2%
Energy	6.3%
Consumer Staples	2.7%
Top ten holdings
NVIDIA Corp.	7.4%
Microsoft Corp.	5.6%
Apple, Inc.	5.5%
Amazon.com, Inc.	4.7%
Alphabet, Inc., "A"	4.7%
Broadcom, Inc.	3.5%
Meta Platforms, Inc., "A"	2.1%
JPMorgan Chase & Co.	1.9%
Pfizer, Inc.	1.8%
Gilead Sciences, Inc.	1.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RGIR4-ANN

MFS® Core Equity Fund

Class R6-MRGKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$58	0.54%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R6 shares of the MFS Core Equity Fund (fund) provided a total return of 15.33%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell 3000® Index:
    Stock selection within both the consumer cyclicals and health care sectors benefited the fund's relative performance.
    Stock selection within the financial services sector further supported relative returns.
  Top detractors from performance relative to the Russell 3000® Index:
    Stock selection within the technology sector weighed on the fund's relative performance.
    Stock selection within the capital goods, communication services, and consumer staples sectors also held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	15.33%	9.94%	14.34%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	6,509,449,817	Total Management Fee ($)#:	32,783,354
Total Number of Holdings:	173	Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Global equity sectors
Technology	35.0%
Financial Services	13.2%
Capital Goods	12.7%
Health Care	10.9%
Consumer Cyclicals	9.5%
Communication Services	9.2%
Energy	6.3%
Consumer Staples	2.7%
Top ten holdings
NVIDIA Corp.	7.4%
Microsoft Corp.	5.6%
Apple, Inc.	5.5%
Amazon.com, Inc.	4.7%
Alphabet, Inc., "A"	4.7%
Broadcom, Inc.	3.5%
Meta Platforms, Inc., "A"	2.1%
JPMorgan Chase & Co.	1.9%
Pfizer, Inc.	1.8%
Gilead Sciences, Inc.	1.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RGIR6-ANN

MFS® Research
International Fund

Class A-MRSAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$108	0.98%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class A shares of the MFS Research International Fund (fund) provided a total return of 20.81%, at net asset value. This compares with a return of 21.62% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI EAFE Index:
    Stock selection within the financial services and technology sectors benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Stock selection within the health care and consumer staples sectors weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	20.81%	5.92%	8.75%
A with initial sales charge (5.75%)	13.86%	4.67%	8.11%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	21.62%	9.35%	9.54%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	17,611,863,872	Total Management Fee ($)#:	107,956,758
Total Number of Holdings:	117	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.3%
Money Market Funds	1.7%
Top ten holdings
Schneider Electric SE	2.9%
Mizuho Financial Group, Inc.	2.6%
Hitachi Ltd.	2.5%
ASML Holding N.V.	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
Novartis AG	2.1%
TotalEnergies SE	2.0%
Tokyo Electron Ltd.	2.0%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
BNP Paribas S.A.	1.7%
Issuer country weightings
Japan	22.5%
United Kingdom	16.7%
France	11.2%
Switzerland	7.2%
Netherlands	6.2%
Germany	6.0%
United States	5.7%
Italy	3.3%
Hong Kong	2.4%
Other Countries	18.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RIFA-ANN

MFS® Research
International Fund

Class B-MRIBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$189	1.72%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class B shares of the MFS Research International Fund (fund) provided a total return of 19.96%, at net asset value. This compares with a return of 21.62% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI EAFE Index:
    Stock selection within the financial services and technology sectors benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Stock selection within the health care and consumer staples sectors weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	19.96%	5.13%	7.94%
B with CDSC (declining over six years from 4% to 0%)×	15.96%	4.80%	7.94%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	21.62%	9.35%	9.54%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	17,611,863,872	Total Management Fee ($)#:	107,956,758
Total Number of Holdings:	117	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.3%
Money Market Funds	1.7%
Top ten holdings
Schneider Electric SE	2.9%
Mizuho Financial Group, Inc.	2.6%
Hitachi Ltd.	2.5%
ASML Holding N.V.	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
Novartis AG	2.1%
TotalEnergies SE	2.0%
Tokyo Electron Ltd.	2.0%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
BNP Paribas S.A.	1.7%
Issuer country weightings
Japan	22.5%
United Kingdom	16.7%
France	11.2%
Switzerland	7.2%
Netherlands	6.2%
Germany	6.0%
United States	5.7%
Italy	3.3%
Hong Kong	2.4%
Other Countries	18.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RIFB-ANN

MFS® Research
International Fund

Class C-MRICX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$190	1.73%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class C shares of the MFS Research International Fund (fund) provided a total return of 19.94%, at net asset value. This compares with a return of 21.62% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI EAFE Index:
    Stock selection within the financial services and technology sectors benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Stock selection within the health care and consumer staples sectors weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	19.94%	5.13%	7.93%
C with CDSC (1% for 12 months)×	18.94%	5.13%	7.93%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	21.62%	9.35%	9.54%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	17,611,863,872	Total Management Fee ($)#:	107,956,758
Total Number of Holdings:	117	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.3%
Money Market Funds	1.7%
Top ten holdings
Schneider Electric SE	2.9%
Mizuho Financial Group, Inc.	2.6%
Hitachi Ltd.	2.5%
ASML Holding N.V.	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
Novartis AG	2.1%
TotalEnergies SE	2.0%
Tokyo Electron Ltd.	2.0%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
BNP Paribas S.A.	1.7%
Issuer country weightings
Japan	22.5%
United Kingdom	16.7%
France	11.2%
Switzerland	7.2%
Netherlands	6.2%
Germany	6.0%
United States	5.7%
Italy	3.3%
Hong Kong	2.4%
Other Countries	18.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RIFC-ANN

MFS® Research
International Fund

Class I-MRSIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$81	0.73%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class I shares of the MFS Research International Fund (fund) provided a total return of 21.10%, at net asset value. This compares with a return of 21.62% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI EAFE Index:
    Stock selection within the financial services and technology sectors benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Stock selection within the health care and consumer staples sectors weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	21.10%	6.18%	9.02%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	21.62%	9.35%	9.54%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	17,611,863,872	Total Management Fee ($)#:	107,956,758
Total Number of Holdings:	117	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.3%
Money Market Funds	1.7%
Top ten holdings
Schneider Electric SE	2.9%
Mizuho Financial Group, Inc.	2.6%
Hitachi Ltd.	2.5%
ASML Holding N.V.	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
Novartis AG	2.1%
TotalEnergies SE	2.0%
Tokyo Electron Ltd.	2.0%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
BNP Paribas S.A.	1.7%
Issuer country weightings
Japan	22.5%
United Kingdom	16.7%
France	11.2%
Switzerland	7.2%
Netherlands	6.2%
Germany	6.0%
United States	5.7%
Italy	3.3%
Hong Kong	2.4%
Other Countries	18.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RIFI-ANN

MFS® Research
International Fund

Class R1-MRSGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$190	1.73%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R1 shares of the MFS Research International Fund (fund) provided a total return of 19.92%, at net asset value. This compares with a return of 21.62% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI EAFE Index:
    Stock selection within the financial services and technology sectors benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Stock selection within the health care and consumer staples sectors weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	19.92%	5.11%	7.93%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	21.62%	9.35%	9.54%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	17,611,863,872	Total Management Fee ($)#:	107,956,758
Total Number of Holdings:	117	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.3%
Money Market Funds	1.7%
Top ten holdings
Schneider Electric SE	2.9%
Mizuho Financial Group, Inc.	2.6%
Hitachi Ltd.	2.5%
ASML Holding N.V.	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
Novartis AG	2.1%
TotalEnergies SE	2.0%
Tokyo Electron Ltd.	2.0%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
BNP Paribas S.A.	1.7%
Issuer country weightings
Japan	22.5%
United Kingdom	16.7%
France	11.2%
Switzerland	7.2%
Netherlands	6.2%
Germany	6.0%
United States	5.7%
Italy	3.3%
Hong Kong	2.4%
Other Countries	18.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RIFR1-ANN

MFS® Research
International Fund

Class R2-MRSRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$136	1.23%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R2 shares of the MFS Research International Fund (fund) provided a total return of 20.54%, at net asset value. This compares with a return of 21.62% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI EAFE Index:
    Stock selection within the financial services and technology sectors benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Stock selection within the health care and consumer staples sectors weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	20.54%	5.65%	8.48%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	21.62%	9.35%	9.54%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	17,611,863,872	Total Management Fee ($)#:	107,956,758
Total Number of Holdings:	117	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.3%
Money Market Funds	1.7%
Top ten holdings
Schneider Electric SE	2.9%
Mizuho Financial Group, Inc.	2.6%
Hitachi Ltd.	2.5%
ASML Holding N.V.	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
Novartis AG	2.1%
TotalEnergies SE	2.0%
Tokyo Electron Ltd.	2.0%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
BNP Paribas S.A.	1.7%
Issuer country weightings
Japan	22.5%
United Kingdom	16.7%
France	11.2%
Switzerland	7.2%
Netherlands	6.2%
Germany	6.0%
United States	5.7%
Italy	3.3%
Hong Kong	2.4%
Other Countries	18.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RIFR2-ANN

MFS® Research
International Fund

Class R3-MRSHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$108	0.98%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R3 shares of the MFS Research International Fund (fund) provided a total return of 20.82%, at net asset value. This compares with a return of 21.62% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI EAFE Index:
    Stock selection within the financial services and technology sectors benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Stock selection within the health care and consumer staples sectors weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	20.82%	5.91%	8.75%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	21.62%	9.35%	9.54%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	17,611,863,872	Total Management Fee ($)#:	107,956,758
Total Number of Holdings:	117	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.3%
Money Market Funds	1.7%
Top ten holdings
Schneider Electric SE	2.9%
Mizuho Financial Group, Inc.	2.6%
Hitachi Ltd.	2.5%
ASML Holding N.V.	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
Novartis AG	2.1%
TotalEnergies SE	2.0%
Tokyo Electron Ltd.	2.0%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
BNP Paribas S.A.	1.7%
Issuer country weightings
Japan	22.5%
United Kingdom	16.7%
France	11.2%
Switzerland	7.2%
Netherlands	6.2%
Germany	6.0%
United States	5.7%
Italy	3.3%
Hong Kong	2.4%
Other Countries	18.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RIFR3-ANN

MFS® Research
International Fund

Class R4-MRSJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$81	0.73%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R4 shares of the MFS Research International Fund (fund) provided a total return of 21.11%, at net asset value. This compares with a return of 21.62% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI EAFE Index:
    Stock selection within the financial services and technology sectors benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Stock selection within the health care and consumer staples sectors weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	21.11%	6.18%	9.01%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	21.62%	9.35%	9.54%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	17,611,863,872	Total Management Fee ($)#:	107,956,758
Total Number of Holdings:	117	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.3%
Money Market Funds	1.7%
Top ten holdings
Schneider Electric SE	2.9%
Mizuho Financial Group, Inc.	2.6%
Hitachi Ltd.	2.5%
ASML Holding N.V.	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
Novartis AG	2.1%
TotalEnergies SE	2.0%
Tokyo Electron Ltd.	2.0%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
BNP Paribas S.A.	1.7%
Issuer country weightings
Japan	22.5%
United Kingdom	16.7%
France	11.2%
Switzerland	7.2%
Netherlands	6.2%
Germany	6.0%
United States	5.7%
Italy	3.3%
Hong Kong	2.4%
Other Countries	18.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RIFR4-ANN

MFS® Research
International Fund

Class R6-MRSKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$70	0.63%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R6 shares of the MFS Research International Fund (fund) provided a total return of 21.24%, at net asset value. This compares with a return of 21.62% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI EAFE Index:
    Stock selection within the financial services and technology sectors benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Stock selection within the health care and consumer staples sectors weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	21.24%	6.29%	9.13%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	21.62%	9.35%	9.54%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	17,611,863,872	Total Management Fee ($)#:	107,956,758
Total Number of Holdings:	117	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.3%
Money Market Funds	1.7%
Top ten holdings
Schneider Electric SE	2.9%
Mizuho Financial Group, Inc.	2.6%
Hitachi Ltd.	2.5%
ASML Holding N.V.	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
Novartis AG	2.1%
TotalEnergies SE	2.0%
Tokyo Electron Ltd.	2.0%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
BNP Paribas S.A.	1.7%
Issuer country weightings
Japan	22.5%
United Kingdom	16.7%
France	11.2%
Switzerland	7.2%
Netherlands	6.2%
Germany	6.0%
United States	5.7%
Italy	3.3%
Hong Kong	2.4%
Other Countries	18.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RIFR6-ANN

MFS® Technology Fund
Class A-MTCAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$127	1.11%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class A shares of the MFS Technology Fund (fund) provided a total return of 28.97%, at net asset value. This compares with a return of 20.38% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 41.03%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor’s North American Technology Sector Index:
    The combination of stock selection and an overweight position in the semi & electronic components industry benefited the fund's relative performance.
    The fund's underweight position in the entertainment & leisure industry also helped relative returns.
  Top detractors from performance relative to the Standard & Poor’s North American Technology Sector Index:
    Stock selection within the hardware, peripherals & assembly industry held back relative performance.
    The combination of stock selection and overweight positions in both the software and business services industries further weakened the fund's relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	28.97%	12.53%	19.18%
A with initial sales charge (5.75%)	21.55%	11.20%	18.48%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	20.38%	12.79%	15.37%
Standard & Poor's North American Technology Sector Index ∆	41.03%	18.59%	24.26%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	2,372,124,346	Total Management Fee ($)#:	15,777,828
Total Number of Holdings:	54	Portfolio Turnover Rate (%):	59
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	97.3%
Money Market Funds	2.7%
Top ten holdings
Microsoft Corp.	9.1%
Alphabet, Inc., "A"	8.3%
Apple, Inc.	8.2%
NVIDIA Corp.	7.3%
Broadcom, Inc.	7.2%
Cisco Systems, Inc.	3.1%
Advanced Micro Devices	3.0%
Arista Networks, Inc.	2.9%
Shopify, Inc.	2.7%
JFrog Ltd.	2.7%
Top five industries
Software	33.6%
Semiconductor & Electronic Components	31.9%
Hardware, Peripherals, & Assembly	19.8%
Interactive Media Services	11.2%
Electrical Equipment	2.0%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
SCTA-ANN

MFS® Technology Fund
Class B-MTCBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$212	1.86%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class B shares of the MFS Technology Fund (fund) provided a total return of 27.99%, at net asset value. This compares with a return of 20.38% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 41.03%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor’s North American Technology Sector Index:
    The combination of stock selection and an overweight position in the semi & electronic components industry benefited the fund's relative performance.
    The fund's underweight position in the entertainment & leisure industry also helped relative returns.
  Top detractors from performance relative to the Standard & Poor’s North American Technology Sector Index:
    Stock selection within the hardware, peripherals & assembly industry held back relative performance.
    The combination of stock selection and overweight positions in both the software and business services industries further weakened the fund's relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	27.99%	11.68%	18.29%
B with CDSC (declining over six years from 4% to 0%)×	23.99%	11.49%	18.29%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	20.38%	12.79%	15.37%
Standard & Poor's North American Technology Sector Index ∆	41.03%	18.59%	24.26%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	2,372,124,346	Total Management Fee ($)#:	15,777,828
Total Number of Holdings:	54	Portfolio Turnover Rate (%):	59
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	97.3%
Money Market Funds	2.7%
Top ten holdings
Microsoft Corp.	9.1%
Alphabet, Inc., "A"	8.3%
Apple, Inc.	8.2%
NVIDIA Corp.	7.3%
Broadcom, Inc.	7.2%
Cisco Systems, Inc.	3.1%
Advanced Micro Devices	3.0%
Arista Networks, Inc.	2.9%
Shopify, Inc.	2.7%
JFrog Ltd.	2.7%
Top five industries
Software	33.6%
Semiconductor & Electronic Components	31.9%
Hardware, Peripherals, & Assembly	19.8%
Interactive Media Services	11.2%
Electrical Equipment	2.0%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
SCTB-ANN

MFS® Technology Fund
Class C-MTCCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$212	1.86%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class C shares of the MFS Technology Fund (fund) provided a total return of 27.98%, at net asset value. This compares with a return of 20.38% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 41.03%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor’s North American Technology Sector Index:
    The combination of stock selection and an overweight position in the semi & electronic components industry benefited the fund's relative performance.
    The fund's underweight position in the entertainment & leisure industry also helped relative returns.
  Top detractors from performance relative to the Standard & Poor’s North American Technology Sector Index:
    Stock selection within the hardware, peripherals & assembly industry held back relative performance.
    The combination of stock selection and overweight positions in both the software and business services industries further weakened the fund's relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	27.98%	11.68%	18.29%
C with CDSC (1% for 12 months)×	26.98%	11.68%	18.29%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	20.38%	12.79%	15.37%
Standard & Poor's North American Technology Sector Index ∆	41.03%	18.59%	24.26%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	2,372,124,346	Total Management Fee ($)#:	15,777,828
Total Number of Holdings:	54	Portfolio Turnover Rate (%):	59
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	97.3%
Money Market Funds	2.7%
Top ten holdings
Microsoft Corp.	9.1%
Alphabet, Inc., "A"	8.3%
Apple, Inc.	8.2%
NVIDIA Corp.	7.3%
Broadcom, Inc.	7.2%
Cisco Systems, Inc.	3.1%
Advanced Micro Devices	3.0%
Arista Networks, Inc.	2.9%
Shopify, Inc.	2.7%
JFrog Ltd.	2.7%
Top five industries
Software	33.6%
Semiconductor & Electronic Components	31.9%
Hardware, Peripherals, & Assembly	19.8%
Interactive Media Services	11.2%
Electrical Equipment	2.0%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
SCTC-ANN

MFS® Technology Fund
Class I-MTCIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$99	0.86%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class I shares of the MFS Technology Fund (fund) provided a total return of 29.30%, at net asset value. This compares with a return of 20.38% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 41.03%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor’s North American Technology Sector Index:
    The combination of stock selection and an overweight position in the semi & electronic components industry benefited the fund's relative performance.
    The fund's underweight position in the entertainment & leisure industry also helped relative returns.
  Top detractors from performance relative to the Standard & Poor’s North American Technology Sector Index:
    Stock selection within the hardware, peripherals & assembly industry held back relative performance.
    The combination of stock selection and overweight positions in both the software and business services industries further weakened the fund's relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	29.30%	12.81%	19.48%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	20.38%	12.79%	15.37%
Standard & Poor's North American Technology Sector Index ∆	41.03%	18.59%	24.26%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 29.29%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	2,372,124,346	Total Management Fee ($)#:	15,777,828
Total Number of Holdings:	54	Portfolio Turnover Rate (%):	59
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	97.3%
Money Market Funds	2.7%
Top ten holdings
Microsoft Corp.	9.1%
Alphabet, Inc., "A"	8.3%
Apple, Inc.	8.2%
NVIDIA Corp.	7.3%
Broadcom, Inc.	7.2%
Cisco Systems, Inc.	3.1%
Advanced Micro Devices	3.0%
Arista Networks, Inc.	2.9%
Shopify, Inc.	2.7%
JFrog Ltd.	2.7%
Top five industries
Software	33.6%
Semiconductor & Electronic Components	31.9%
Hardware, Peripherals, & Assembly	19.8%
Interactive Media Services	11.2%
Electrical Equipment	2.0%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
SCTI-ANN

MFS® Technology Fund
Class R1-MTCKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$212	1.86%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R1 shares of the MFS Technology Fund (fund) provided a total return of 28.00%, at net asset value. This compares with a return of 20.38% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 41.03%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor’s North American Technology Sector Index:
    The combination of stock selection and an overweight position in the semi & electronic components industry benefited the fund's relative performance.
    The fund's underweight position in the entertainment & leisure industry also helped relative returns.
  Top detractors from performance relative to the Standard & Poor’s North American Technology Sector Index:
    Stock selection within the hardware, peripherals & assembly industry held back relative performance.
    The combination of stock selection and overweight positions in both the software and business services industries further weakened the fund's relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	28.00%	11.69%	18.29%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	20.38%	12.79%	15.37%
Standard & Poor's North American Technology Sector Index ∆	41.03%	18.59%	24.26%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	2,372,124,346	Total Management Fee ($)#:	15,777,828
Total Number of Holdings:	54	Portfolio Turnover Rate (%):	59
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	97.3%
Money Market Funds	2.7%
Top ten holdings
Microsoft Corp.	9.1%
Alphabet, Inc., "A"	8.3%
Apple, Inc.	8.2%
NVIDIA Corp.	7.3%
Broadcom, Inc.	7.2%
Cisco Systems, Inc.	3.1%
Advanced Micro Devices	3.0%
Arista Networks, Inc.	2.9%
Shopify, Inc.	2.7%
JFrog Ltd.	2.7%
Top five industries
Software	33.6%
Semiconductor & Electronic Components	31.9%
Hardware, Peripherals, & Assembly	19.8%
Interactive Media Services	11.2%
Electrical Equipment	2.0%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
SCTR1-ANN

MFS® Technology Fund
Class R2-MTERX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$155	1.36%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R2 shares of the MFS Technology Fund (fund) provided a total return of 28.66%, at net asset value. This compares with a return of 20.38% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 41.03%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor’s North American Technology Sector Index:
    The combination of stock selection and an overweight position in the semi & electronic components industry benefited the fund's relative performance.
    The fund's underweight position in the entertainment & leisure industry also helped relative returns.
  Top detractors from performance relative to the Standard & Poor’s North American Technology Sector Index:
    Stock selection within the hardware, peripherals & assembly industry held back relative performance.
    The combination of stock selection and overweight positions in both the software and business services industries further weakened the fund's relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	28.66%	12.25%	18.88%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	20.38%	12.79%	15.37%
Standard & Poor's North American Technology Sector Index ∆	41.03%	18.59%	24.26%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	2,372,124,346	Total Management Fee ($)#:	15,777,828
Total Number of Holdings:	54	Portfolio Turnover Rate (%):	59
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	97.3%
Money Market Funds	2.7%
Top ten holdings
Microsoft Corp.	9.1%
Alphabet, Inc., "A"	8.3%
Apple, Inc.	8.2%
NVIDIA Corp.	7.3%
Broadcom, Inc.	7.2%
Cisco Systems, Inc.	3.1%
Advanced Micro Devices	3.0%
Arista Networks, Inc.	2.9%
Shopify, Inc.	2.7%
JFrog Ltd.	2.7%
Top five industries
Software	33.6%
Semiconductor & Electronic Components	31.9%
Hardware, Peripherals, & Assembly	19.8%
Interactive Media Services	11.2%
Electrical Equipment	2.0%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
SCTR2-ANN

MFS® Technology Fund

Class R3-MTCHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$127	1.11%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R3 shares of the MFS Technology Fund (fund) provided a total return of 28.97%, at net asset value. This compares with a return of 20.38% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 41.03%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor’s North American Technology Sector Index:
    The combination of stock selection and an overweight position in the semi & electronic components industry benefited the fund's relative performance.
    The fund's underweight position in the entertainment & leisure industry also helped relative returns.
  Top detractors from performance relative to the Standard & Poor’s North American Technology Sector Index:
    Stock selection within the hardware, peripherals & assembly industry held back relative performance.
    The combination of stock selection and overweight positions in both the software and business services industries further weakened the fund's relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	28.97%	12.53%	19.18%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	20.38%	12.79%	15.37%
Standard & Poor's North American Technology Sector Index ∆	41.03%	18.59%	24.26%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	2,372,124,346	Total Management Fee ($)#:	15,777,828
Total Number of Holdings:	54	Portfolio Turnover Rate (%):	59
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	97.3%
Money Market Funds	2.7%
Top ten holdings
Microsoft Corp.	9.1%
Alphabet, Inc., "A"	8.3%
Apple, Inc.	8.2%
NVIDIA Corp.	7.3%
Broadcom, Inc.	7.2%
Cisco Systems, Inc.	3.1%
Advanced Micro Devices	3.0%
Arista Networks, Inc.	2.9%
Shopify, Inc.	2.7%
JFrog Ltd.	2.7%
Top five industries
Software	33.6%
Semiconductor & Electronic Components	31.9%
Hardware, Peripherals, & Assembly	19.8%
Interactive Media Services	11.2%
Electrical Equipment	2.0%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
SCTR3-ANN

MFS® Technology Fund

Class R4-MTCJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$99	0.86%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R4 shares of the MFS Technology Fund (fund) provided a total return of 29.28%, at net asset value. This compares with a return of 20.38% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 41.03%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor’s North American Technology Sector Index:
    The combination of stock selection and an overweight position in the semi & electronic components industry benefited the fund's relative performance.
    The fund's underweight position in the entertainment & leisure industry also helped relative returns.
  Top detractors from performance relative to the Standard & Poor’s North American Technology Sector Index:
    Stock selection within the hardware, peripherals & assembly industry held back relative performance.
    The combination of stock selection and overweight positions in both the software and business services industries further weakened the fund's relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	29.28%	12.81%	19.48%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	20.38%	12.79%	15.37%
Standard & Poor's North American Technology Sector Index ∆	41.03%	18.59%	24.26%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	2,372,124,346	Total Management Fee ($)#:	15,777,828
Total Number of Holdings:	54	Portfolio Turnover Rate (%):	59
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	97.3%
Money Market Funds	2.7%
Top ten holdings
Microsoft Corp.	9.1%
Alphabet, Inc., "A"	8.3%
Apple, Inc.	8.2%
NVIDIA Corp.	7.3%
Broadcom, Inc.	7.2%
Cisco Systems, Inc.	3.1%
Advanced Micro Devices	3.0%
Arista Networks, Inc.	2.9%
Shopify, Inc.	2.7%
JFrog Ltd.	2.7%
Top five industries
Software	33.6%
Semiconductor & Electronic Components	31.9%
Hardware, Peripherals, & Assembly	19.8%
Interactive Media Services	11.2%
Electrical Equipment	2.0%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
SCTR4-ANN

MFS® Technology Fund

Class R6-MTCLX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$88	0.77%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R6 shares of the MFS Technology Fund (fund) provided a total return of 29.41%, at net asset value. This compares with a return of 20.38% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 41.03%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor’s North American Technology Sector Index:
    The combination of stock selection and an overweight position in the semi & electronic components industry benefited the fund's relative performance.
    The fund's underweight position in the entertainment & leisure industry also helped relative returns.
  Top detractors from performance relative to the Standard & Poor’s North American Technology Sector Index:
    Stock selection within the hardware, peripherals & assembly industry held back relative performance.
    The combination of stock selection and overweight positions in both the software and business services industries further weakened the fund's relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	29.41%	12.92%	19.59%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	20.38%	12.79%	15.37%
Standard & Poor's North American Technology Sector Index ∆	41.03%	18.59%	24.26%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	2,372,124,346	Total Management Fee ($)#:	15,777,828
Total Number of Holdings:	54	Portfolio Turnover Rate (%):	59
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	97.3%
Money Market Funds	2.7%
Top ten holdings
Microsoft Corp.	9.1%
Alphabet, Inc., "A"	8.3%
Apple, Inc.	8.2%
NVIDIA Corp.	7.3%
Broadcom, Inc.	7.2%
Cisco Systems, Inc.	3.1%
Advanced Micro Devices	3.0%
Arista Networks, Inc.	2.9%
Shopify, Inc.	2.7%
JFrog Ltd.	2.7%
Top five industries
Software	33.6%
Semiconductor & Electronic Components	31.9%
Hardware, Peripherals, & Assembly	19.8%
Interactive Media Services	11.2%
Electrical Equipment	2.0%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
SCTR6-ANN

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. A copy of the Code is attached hereto as EX-99.COE.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller and Clarence Otis, Jr. and Ms. Paula E. Smith, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller and Otis and Ms. Smith are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP (“Deloitte”) to serve as independent accountants to certain series of the Registrant and Ernst & Young LLP (“E&Y”) to serve in the same capacity to certain other series of the Registrant (each a "Fund" and collectively the "Funds"). The tables below set forth the audit fees billed to each Fund as well as fees for non-audit services provided to each Fund and/or to each Fund's investment adviser, Massachusetts Financial Services Company (“MFS”), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds (“MFS Related Entities”).

For the fiscal years ended August 31, 2026 and 2025, audit fees billed to each Fund by Deloitte and E&Y were as follows:

Fees Billed by Deloitte		Audit Fees
	2026	2025
MFS Low Volatility Global Equity Fund	61,818	60,041
MFS U.S. Government Cash Reserve Fund	43,319	42,081
Total	105,137	102,122

Fees Billed by E&Y		Audit Fees
	2026	2025
MFS Core Equity Fund	63,220	63,202
MFS Low Volatility Equity Fund	54,954	55,177
MFS New Discovery Fund	58,124	59,924
MFS Research International Fund	65,514	65,429
MFS Technology Fund	63,220	63,202
MFS Value Fund	61,619	61,648
Total	366,651	368,582

For the fiscal years ended August 31, 2026 and 2025, fees billed by Deloitte and E&Y for audit-related, tax and other services provided to each Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Fees Billed by Deloitte	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2026	2025	2026	2025	2026	2025
To MFS Low Volatility Global	0	0	0	0	0	0
Equity Fund
To MFS U.S. Government Cash	0	0	0	0	0	0
Reserve Fund
Total fees billed by Deloitte	0	0	0	0	0	0
To above Funds

Fees Billed by Deloitte	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2026	2025	2026	2025	2026	2025
To MFS and MFS Related	0	0	0	0	0	452,513
Entities of MFS Low Volatility
Global Equity Fund*
To MFS and MFS Related	0	0	0	0	0	452,513
Entities of MFS U.S.
Government Cash Reserve
Fund*
Fees Billed by Deloitte			Aggregate Fees for Non-audit Services
			2026		2025
To MFS Low Volatility Global Equity Fund,			0		470,440
MFS and MFS Related Entities#
To MFS U.S. Government Cash Reserve Fund,			0		470,440
MFS and MFS Related Entities#

Fees Billed by E&Y	Audit-Related Fees1		Tax Fees2		All Other Fees4
	2026	2025	2026	2025	2026	2025

To MFS Core Equity Fund	0	0	720	632	0	0
To MFS Low Volatility Equity	0	0	250	259	0	0
Fund
To MFS New Discovery Fund	0	0	720	632	0	0

To MFS Research International	0	0	720	632	0	0
Fund
To MFS Technology Fund	0	0	720	632	0	0
To MFS Value Fund	0	0	720	632	0	0
Total fees billed by E&Y	0	0	3,850	3,419	0	0
To above Funds

Fees Billed by E&Y	Audit-Related Fees1		Tax Fees2		All Other Fees4
	2026	2025	2026	2025	2026	2025

To MFS and MFS Related	0	0	0	0	95,568	153,600
Entities of MFS Core Equity
Fund*
To MFS and MFS Related	0	0	0	0	95,568	153,600
Entities of Low Volatility
Equity Fund*
To MFS and MFS Related	0	0	0	0	95,568	153,600
Entities of MFS New
Discovery Fund*
To MFS and MFS Related	0	0	0	0	95,568	153,600
Entities of MFS Research
International Fund*
To MFS and MFS Related	0	0	0	0	95,568	153,600
Entities of MFS Technology
Fund*
To MFS and MFS Related	0	0	0	0	95,568	153,600
Entities of MFS Value Fund*
Fees Billed by E&Y	Aggregate Fees for Non-audit Services
	2026	2025
To MFS Core Equity Fund, MFS and	346,268	398,283
MFS Related Entities#
To Low Volatility Equity Fund, MFS	345,798	397,910
and MFS Related Entities#
To MFS New Discovery Fund, MFS and	346,268	398,283
MFS Related Entities#
To MFS Research International Fund,	346,268	398,283
MFS and MFS Related Entities#
To MFS Technology Fund, MFS and	346,268	398,283
MFS Related Entities#
To MFS Value Fund, MFS and MFS	346,268	398,283
Related Entities#

*This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by Deloitte or E&Y for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.

1 The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2 The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3 The fees included under “All Other Fees” are fees for products and services provided by Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

4 The fees included under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Fund and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre- approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

Item 4(i):

Not applicable.

Item 4(j):

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Value Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Value Fund
Portfolio of Investments − 8/31/26
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.8%
Aerospace & Defense – 6.6%
Boeing Co. (a)	3,860,900	$802,217,802
General Dynamics Corp.	2,032,854	754,900,333
Honeywell Aerospace, Inc. (a)	1,016,609	160,736,049
Northrop Grumman Corp.	569,737	307,487,059
RTX Corp.	4,873,627	1,012,398,537
		$3,037,739,780
Brokerage & Asset Managers – 3.3%
Ares Management Co.	1,376,665	$197,097,128
Blackrock, Inc.	639,816	739,377,768
KKR & Co., Inc.	5,283,533	579,709,241
		$1,516,184,137
Business Services – 1.1%
Equifax, Inc.	2,571,711	$486,464,853
Conglomerates – 1.0%
Honeywell International, Inc.	2,244,921	$479,357,981
Construction – 1.0%
CRH PLC	4,716,408	$444,710,110
Consumer Products – 1.6%
Kenvue, Inc.	5,758,601	$108,722,387
Kimberly-Clark Corp.	3,552,459	383,487,949
Reckitt Benckiser Group PLC	3,381,404	234,430,218
		$726,640,554
Diversified Financial Services – 2.0%
NASDAQ, Inc.	9,249,229	$912,066,472
Electrical Equipment – 1.8%
Eaton Corp. PLC	1,347,027	$541,343,211
W.W. Grainger, Inc.	202,686	265,415,290
		$806,758,501
Energy - Independent – 6.6%
Chevron Corp.	3,354,291	$691,453,546
ConocoPhillips	6,958,312	921,906,757
EOG Resources, Inc.	2,425,226	351,560,761
ExxonMobil Holdings Corp.	6,669,102	1,073,391,967
		$3,038,313,031
Food & Beverages – 1.6%
Coca-Cola Europacific Partners PLC	2,973,307	$321,176,622
PepsiCo, Inc.	2,972,508	417,161,773
		$738,338,395
EIFFS-ANN
1

MFS Value Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Global Systemically Important Banks – 9.8%
Bank of America Corp.	14,196,888	$879,355,243
JPMorgan Chase & Co.	5,364,663	1,909,927,321
Morgan Stanley	4,530,482	966,442,420
Wells Fargo & Co.	8,594,448	742,474,363
		$4,498,199,347
Hardware, Peripherals, & Assembly – 3.0%
Apple, Inc.	4,347,699	$1,377,568,428
Health Maintenance Organizations – 4.2%
Cigna Group	4,199,395	$1,159,368,971
Elevance Health, Inc.	1,134,642	445,392,371
Humana, Inc.	855,464	327,839,469
		$1,932,600,811
Insurance – 8.2%
Aon PLC	1,964,243	$631,543,409
Chubb Ltd.	2,270,373	768,748,298
Marsh & McLennan Cos., Inc.	3,980,358	755,471,948
Progressive Corp.	3,811,221	831,151,076
Travelers Cos., Inc.	2,137,113	782,033,760
		$3,768,948,491
Interactive Media Services – 0.8%
Alphabet, Inc., “A”	1,085,645	$368,413,631
Machinery & Tools – 2.4%
Illinois Tool Works, Inc.	1,636,317	$450,592,612
PACCAR, Inc.	4,414,320	547,949,541
Trane Technologies PLC	278,339	123,693,852
		$1,122,236,005
Medical & Health Technology & Services – 1.8%
McKesson Corp.	909,216	$804,947,109
Medical Equipment – 3.4%
Abbott Laboratories	7,894,711	$871,260,306
Boston Scientific Corp. (a)	9,600,592	463,708,594
Medline, Inc., “A” (a)	6,853,598	240,081,538
		$1,575,050,438
Non-Global Systemically Important Banks – 2.8%
American Express Co.	2,308,917	$762,335,126
PNC Financial Services Group, Inc.	2,251,684	539,571,037
		$1,301,906,163
Pharmaceuticals & Biotechnology – 4.7%
AbbVie, Inc.	2,337,615	$599,411,238
Johnson & Johnson	4,169,449	1,108,448,017
Pfizer, Inc.	16,454,344	468,290,630
		$2,176,149,885
2

MFS Value Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate - Storage & Office – 1.5%
Prologis, Inc., REIT	4,978,832	$696,638,173
Retail & E-commerce – 7.6%
Amazon.com, Inc. (a)	9,791,397	$2,543,511,199
eBay, Inc.	3,045,831	315,426,258
Lowe's Cos., Inc.	3,133,483	641,423,970
		$3,500,361,427
Semiconductor & Electronic Components – 5.0%
Analog Devices, Inc.	2,134,048	$772,824,143
KLA Corp.	3,732,206	654,815,543
NXP Semiconductors N.V.	2,456,326	551,789,073
Texas Instruments, Inc.	1,301,571	339,592,889
		$2,319,021,648
Software – 6.4%
Microsoft Corp.	4,954,118	$2,513,174,520
Salesforce, Inc.	1,580,689	407,090,645
		$2,920,265,165
Tobacco – 1.0%
Philip Morris International, Inc.	2,548,027	$477,245,457
Transportation & Logistics – 1.9%
Union Pacific Corp.	2,874,573	$864,297,864
Travel, Gaming, & Lodging – 1.5%
Marriott International, Inc., “A”	2,042,944	$698,196,541
Utilities – 7.2%
American Electric Power Co., Inc.	1,638,931	$200,654,322
Dominion Energy, Inc.	9,571,487	631,813,857
Duke Energy Corp.	6,142,562	736,554,610
NextEra Energy, Inc.	3,552,173	292,485,925
PG&E Corp.	28,706,608	380,936,688
Southern Co.	6,343,780	558,252,640
Xcel Energy, Inc.	6,999,713	529,808,277
		$3,330,506,319
Total Common Stocks (Identified Cost, $24,911,785,650)		$45,919,126,716
Mutual Funds (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 3.75% (v) (Identified Cost, $181,837,630)	181,819,447	$181,837,630
Other Assets, Less Liabilities – (0.2)%		(86,757,583)
Net Assets – 100.0%		$46,014,206,763

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $181,837,630 and
$45,919,126,716, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

3

MFS Value Fund
Portfolio of Investments – continued

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
4

MFS Value Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/26 Assets
Investments in unaffiliated issuers, at value (identified cost, $24,911,785,650)	$45,919,126,716
Investments in affiliated issuers, at value (identified cost, $181,837,630)	181,837,630
Foreign currency, at value (identified cost, $212,657)	212,657
Receivables for
Investments sold	211,122,399
Fund shares sold	14,951,141
Dividends	98,521,041
Receivable from shareholding servicing agent	100,000,000
Other assets	76,903
Total assets	$46,525,848,487
Liabilities
Payable to custodian	$19
Payables for
Investments purchased	253,758,134
Fund shares reacquired	244,259,372
Payable to affiliates
Investment adviser	2,279,682
Administrative services fee	6,392
Shareholder servicing costs	9,864,128
Distribution and service fees	297,706
Payable for independent Trustees' compensation	3,924
Accrued expenses and other liabilities	1,172,367
Total liabilities	$511,641,724
Net assets	$46,014,206,763
Net assets consist of
Paid-in capital	$15,033,690,630
Total distributable earnings (loss)	30,980,516,133
Net assets	$46,014,206,763
Shares of beneficial interest outstanding	837,576,316

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$7,788,827,431	142,243,915	$54.76
Class B	2,704,893	49,387	54.77
Class C	280,560,243	5,205,007	53.90
Class I	19,965,711,337	361,429,066	55.24
Class R1	9,324,624	175,427	53.15
Class R2	202,997,980	3,765,015	53.92
Class R3	1,388,682,570	25,516,726	54.42
Class R4	779,881,609	14,243,063	54.76
Class R6	15,595,516,076	284,948,710	54.73

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $58.10 [100 / 94.25 x $54.76]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
5

MFS Value Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 8/31/26 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$1,183,488,240
Dividends from affiliated issuers	11,192,778
Other	571,376
Interest	143,314
Income on securities loaned	29,701
Foreign taxes withheld	(4,454,077)
Total investment income	$1,190,971,332
Expenses
Management fee	$238,197,861
Distribution and service fees	29,136,535
Shareholder servicing costs	38,913,856
Administrative services fee	569,652
Independent Trustees' compensation	169,536
Custodian fee	402,674
Shareholder communications	1,679,670
Audit and tax fees	78,518
Legal fees	299,834
Miscellaneous	1,207,942
Total expenses	$310,656,078
Reduction of expenses by investment adviser and distributor	(7,354,493)
Net expenses	$303,301,585
Net investment income (loss)	$887,669,747
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$12,151,316,357
Affiliated issuers	(71,202)
Futures contracts	(15,598,569)
Foreign currency	995,141
Net realized gain (loss)	$12,136,641,727
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(6,096,709,786)
Affiliated issuers	(16,221)
Translation of assets and liabilities in foreign currencies	(910,973)
Net unrealized gain (loss)	$(6,097,636,980)
Net realized and unrealized gain (loss)	$6,039,004,747
Change in net assets from operations	$6,926,674,494
See Notes to Financial Statements
6

MFS Value Fund
Financial Statements |  Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	8/31/26	8/31/25
Change in net assets
From operations
Net investment income (loss)	$887,669,747	$975,630,928
Net realized gain (loss)	12,136,641,727	4,892,064,331
Net unrealized gain (loss)	(6,097,636,980)	(2,439,963,561)
Change in net assets from operations	$6,926,674,494	$3,427,731,698
Total distributions to shareholders	$(4,966,537,759)	$(5,019,446,929)
Change in net assets from fund share transactions	$(12,765,699,810)	$(3,216,502,089)
Total change in net assets	$(10,805,563,075)	$(4,808,217,320)
Net assets
At beginning of period	56,819,769,838	61,627,987,158
At end of period	$46,014,206,763	$56,819,769,838
See Notes to Financial Statements
7

MFS Value Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$52.79	$54.21	$48.21	$48.43	$53.60
Income (loss) from investment operations
Net investment income (loss) (d)	$0.74	$0.75	$0.77	$0.80	$0.70
Net realized and unrealized gain (loss)	5.93	2.26	9.17	2.43	(4.12)
Total from investment operations	$6.67	$3.01	$9.94	$3.23	$(3.42)
Less distributions declared to shareholders
From net investment income	$(0.83)	$(0.80)	$(0.78)	$(0.76)	$(0.69)
From net realized gain	(3.87)	(3.63)	(3.16)	(2.69)	(1.06)
Total distributions declared to shareholders	$(4.70)	$(4.43)	$(3.94)	$(3.45)	$(1.75)
Net asset value, end of period (x)	$54.76	$52.79	$54.21	$48.21	$48.43
Total return (%) (r)(s)(t)(x)	13.53	6.16	21.94	6.90	(6.59)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.81	0.80	0.81	0.80	0.81
Expenses after expense reductions	0.80	0.79	0.79	0.79	0.79
Net investment income (loss)	1.42	1.47	1.57	1.67	1.36
Portfolio turnover rate	29	10	13	12	12
Net assets at end of period (000 omitted)	$7,788,827	$8,060,203	$8,390,206	$7,661,572	$7,741,830

Class B	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$52.72	$54.06	$48.04	$48.25	$53.38
Income (loss) from investment operations
Net investment income (loss) (d)	$0.38	$0.36	$0.40	$0.44	$0.30
Net realized and unrealized gain (loss)	5.90	2.27	9.16	2.42	(4.08)
Total from investment operations	$6.28	$2.63	$9.56	$2.86	$(3.78)
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.34)	$(0.38)	$(0.38)	$(0.29)
From net realized gain	(3.87)	(3.63)	(3.16)	(2.69)	(1.06)
Total distributions declared to shareholders	$(4.23)	$(3.97)	$(3.54)	$(3.07)	$(1.35)
Net asset value, end of period (x)	$54.77	$52.72	$54.06	$48.04	$48.25
Total return (%) (r)(s)(t)(x)	12.68	5.37	21.04	6.07	(7.29)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.56	1.55	1.56	1.55	1.56
Expenses after expense reductions	1.55	1.54	1.54	1.54	1.54
Net investment income (loss)	0.73	0.70	0.82	0.92	0.59
Portfolio turnover rate	29	10	13	12	12
Net assets at end of period (000 omitted)	$2,705	$7,094	$16,737	$26,011	$35,955

See Notes to Financial Statements
8

MFS Value Fund
Financial Highlights - continued
Class C	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$52.02	$53.46	$47.58	$47.82	$52.94
Income (loss) from investment operations
Net investment income (loss) (d)	$0.35	$0.36	$0.39	$0.43	$0.30
Net realized and unrealized gain (loss)	5.83	2.24	9.05	2.42	(4.05)
Total from investment operations	$6.18	$2.60	$9.44	$2.85	$(3.75)
Less distributions declared to shareholders
From net investment income	$(0.43)	$(0.41)	$(0.40)	$(0.40)	$(0.31)
From net realized gain	(3.87)	(3.63)	(3.16)	(2.69)	(1.06)
Total distributions declared to shareholders	$(4.30)	$(4.04)	$(3.56)	$(3.09)	$(1.37)
Net asset value, end of period (x)	$53.90	$52.02	$53.46	$47.58	$47.82
Total return (%) (r)(s)(t)(x)	12.67	5.38	21.02	6.11	(7.29)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.56	1.55	1.56	1.55	1.56
Expenses after expense reductions	1.55	1.54	1.54	1.54	1.54
Net investment income (loss)	0.68	0.71	0.82	0.92	0.60
Portfolio turnover rate	29	10	13	12	12
Net assets at end of period (000 omitted)	$280,560	$338,681	$428,174	$476,461	$562,575

Class I	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$53.22	$54.61	$48.54	$48.75	$53.94
Income (loss) from investment operations
Net investment income (loss) (d)	$0.88	$0.88	$0.90	$0.93	$0.83
Net realized and unrealized gain (loss)	5.97	2.29	9.24	2.44	(4.14)
Total from investment operations	$6.85	$3.17	$10.14	$3.37	$(3.31)
Less distributions declared to shareholders
From net investment income	$(0.96)	$(0.93)	$(0.91)	$(0.89)	$(0.82)
From net realized gain	(3.87)	(3.63)	(3.16)	(2.69)	(1.06)
Total distributions declared to shareholders	$(4.83)	$(4.56)	$(4.07)	$(3.58)	$(1.88)
Net asset value, end of period (x)	$55.24	$53.22	$54.61	$48.54	$48.75
Total return (%) (r)(s)(t)(x)	13.80	6.44	22.24	7.15	(6.36)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.56	0.55	0.56	0.55	0.56
Expenses after expense reductions	0.55	0.54	0.54	0.54	0.54
Net investment income (loss)	1.68	1.72	1.82	1.93	1.60
Portfolio turnover rate	29	10	13	12	12
Net assets at end of period (000 omitted)	$19,965,711	$25,188,301	$26,486,371	$24,247,677	$24,634,555

See Notes to Financial Statements
9

MFS Value Fund
Financial Highlights - continued
Class R1	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$51.38	$52.87	$47.10	$47.39	$52.47
Income (loss) from investment operations
Net investment income (loss) (d)	$0.35	$0.36	$0.39	$0.43	$0.30
Net realized and unrealized gain (loss)	5.74	2.21	8.96	2.38	(4.01)
Total from investment operations	$6.09	$2.57	$9.35	$2.81	$(3.71)
Less distributions declared to shareholders
From net investment income	$(0.45)	$(0.43)	$(0.42)	$(0.41)	$(0.31)
From net realized gain	(3.87)	(3.63)	(3.16)	(2.69)	(1.06)
Total distributions declared to shareholders	$(4.32)	$(4.06)	$(3.58)	$(3.10)	$(1.37)
Net asset value, end of period (x)	$53.15	$51.38	$52.87	$47.10	$47.39
Total return (%) (r)(s)(t)(x)	12.66	5.39	21.04	6.08	(7.28)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.56	1.55	1.56	1.55	1.56
Expenses after expense reductions	1.55	1.54	1.54	1.54	1.54
Net investment income (loss)	0.68	0.71	0.82	0.92	0.60
Portfolio turnover rate	29	10	13	12	12
Net assets at end of period (000 omitted)	$9,325	$10,113	$10,493	$13,878	$16,339

Class R2	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$52.05	$53.50	$47.62	$47.88	$53.01
Income (loss) from investment operations
Net investment income (loss) (d)	$0.61	$0.61	$0.64	$0.67	$0.56
Net realized and unrealized gain (loss)	5.83	2.24	9.06	2.41	(4.07)
Total from investment operations	$6.44	$2.85	$9.70	$3.08	$(3.51)
Less distributions declared to shareholders
From net investment income	$(0.70)	$(0.67)	$(0.66)	$(0.65)	$(0.56)
From net realized gain	(3.87)	(3.63)	(3.16)	(2.69)	(1.06)
Total distributions declared to shareholders	$(4.57)	$(4.30)	$(3.82)	$(3.34)	$(1.62)
Net asset value, end of period (x)	$53.92	$52.05	$53.50	$47.62	$47.88
Total return (%) (r)(s)(t)(x)	13.24	5.91	21.65	6.62	(6.83)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.06	1.05	1.06	1.05	1.06
Expenses after expense reductions	1.05	1.04	1.04	1.04	1.04
Net investment income (loss)	1.17	1.21	1.32	1.42	1.10
Portfolio turnover rate	29	10	13	12	12
Net assets at end of period (000 omitted)	$202,998	$234,786	$277,810	$298,178	$323,438

See Notes to Financial Statements
10

MFS Value Fund
Financial Highlights - continued
Class R3	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$52.49	$53.92	$47.97	$48.22	$53.37
Income (loss) from investment operations
Net investment income (loss) (d)	$0.76	$0.75	$0.77	$0.80	$0.69
Net realized and unrealized gain (loss)	5.86	2.25	9.12	2.41	(4.08)
Total from investment operations	$6.62	$3.00	$9.89	$3.21	$(3.39)
Less distributions declared to shareholders
From net investment income	$(0.82)	$(0.80)	$(0.78)	$(0.77)	$(0.70)
From net realized gain	(3.87)	(3.63)	(3.16)	(2.69)	(1.06)
Total distributions declared to shareholders	$(4.69)	$(4.43)	$(3.94)	$(3.46)	$(1.76)
Net asset value, end of period (x)	$54.42	$52.49	$53.92	$47.97	$48.22
Total return (%) (r)(s)(t)(x)	13.52	6.17	21.95	6.87	(6.58)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.81	0.80	0.81	0.80	0.81
Expenses after expense reductions	0.80	0.79	0.79	0.79	0.79
Net investment income (loss)	1.46	1.47	1.57	1.67	1.35
Portfolio turnover rate	29	10	13	12	12
Net assets at end of period (000 omitted)	$1,388,683	$2,336,956	$2,747,116	$2,553,121	$2,479,059

Class R4	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$52.79	$54.20	$48.21	$48.44	$53.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.90	$0.88	$0.89	$0.92	$0.82
Net realized and unrealized gain (loss)	5.90	2.27	9.17	2.43	(4.11)
Total from investment operations	$6.80	$3.15	$10.06	$3.35	$(3.29)
Less distributions declared to shareholders
From net investment income	$(0.96)	$(0.93)	$(0.91)	$(0.89)	$(0.82)
From net realized gain	(3.87)	(3.63)	(3.16)	(2.69)	(1.06)
Total distributions declared to shareholders	$(4.83)	$(4.56)	$(4.07)	$(3.58)	$(1.88)
Net asset value, end of period (x)	$54.76	$52.79	$54.20	$48.21	$48.44
Total return (%) (r)(s)(t)(x)	13.82	6.45	22.23	7.16	(6.36)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.56	0.55	0.56	0.55	0.56
Expenses after expense reductions	0.55	0.54	0.54	0.54	0.54
Net investment income (loss)	1.71	1.71	1.82	1.92	1.59
Portfolio turnover rate	29	10	13	12	12
Net assets at end of period (000 omitted)	$779,882	$1,293,821	$1,711,590	$1,803,820	$1,936,377

See Notes to Financial Statements
11

MFS Value Fund
Financial Highlights - continued
Class R6	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$52.77	$54.19	$48.20	$48.43	$53.60
Income (loss) from investment operations
Net investment income (loss) (d)	$0.93	$0.93	$0.94	$0.97	$0.88
Net realized and unrealized gain (loss)	5.92	2.27	9.17	2.43	(4.11)
Total from investment operations	$6.85	$3.20	$10.11	$3.40	$(3.23)
Less distributions declared to shareholders
From net investment income	$(1.02)	$(0.99)	$(0.96)	$(0.94)	$(0.88)
From net realized gain	(3.87)	(3.63)	(3.16)	(2.69)	(1.06)
Total distributions declared to shareholders	$(4.89)	$(4.62)	$(4.12)	$(3.63)	$(1.94)
Net asset value, end of period (x)	$54.73	$52.77	$54.19	$48.20	$48.43
Total return (%) (r)(s)(t)(x)	13.93	6.55	22.36	7.28	(6.26)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.46	0.45	0.45	0.45	0.44
Expenses after expense reductions	0.44	0.44	0.44	0.44	0.43
Net investment income (loss)	1.79	1.82	1.92	2.03	1.72
Portfolio turnover rate	29	10	13	12	12
Net assets at end of period (000 omitted)	$15,595,516	$19,349,814	$21,559,490	$20,015,706	$20,671,878

(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
12

MFS Value Fund
Notes to Financial Statements
(1) Business and Organization
MFS Value Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by
13

MFS Value Fund
Notes to Financial Statements  - continued
events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$45,363,519,876	$—	$—	$45,363,519,876
United Kingdom	321,176,622	234,430,218	—	555,606,840
Investment Companies	181,837,630	—	—	181,837,630
Total	$45,866,534,128	$234,430,218	$—	$46,100,964,346
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party.  At August 31, 2026, the fund did not have any outstanding derivative instruments.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended August 31, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts
Equity	$(15,598,569)
14

MFS Value Fund
Notes to Financial Statements  - continued
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to brokers to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as cash collateral posted for uncleared derivatives and/or cash pledged for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At August 31, 2026, there were no securities on loan or collateral outstanding.
15

MFS Value Fund
Notes to Financial Statements  - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three-year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and redemptions in-kind.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 8/31/26	Year ended 8/31/25
Ordinary income (including any short-term capital gains)	$970,875,405	$1,089,961,256
Long-term capital gains	3,995,662,354	3,929,485,673
Total distributions	$4,966,537,759	$5,019,446,929
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/26
Cost of investments	$25,282,027,060
Gross appreciation	21,187,906,486
Gross depreciation	(368,969,200)
Net unrealized appreciation (depreciation)	$20,818,937,286
Undistributed ordinary income	188,490,750
Undistributed long-term capital gain	9,972,270,391
Other temporary differences	817,706
Total distributable earnings (loss)	$30,980,516,133
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share
16

MFS Value Fund
Notes to Financial Statements  - continued
dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 8/31/26	Year ended 8/31/25
Class A	$698,755,180	$673,361,438
Class B	455,097	980,516
Class C	26,165,461	30,210,581
Class I	2,199,776,872	2,165,831,858
Class R1	856,506	797,941
Class R2	19,228,036	20,694,299
Class R3	198,893,856	214,498,005
Class R4	105,571,797	134,340,844
Class R6	1,716,834,954	1,778,731,447
Total	$4,966,537,759	$5,019,446,929
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $7.5 billion	0.60%
In excess of $7.5 billion and up to $10 billion	0.53%
In excess of $10 billion and up to $20 billion	0.50%
In excess of $20 billion and up to $25 billion	0.45%
In excess of $25 billion and up to $30 billion	0.42%
In excess of $30 billion and up to $35 billion	0.40%
In excess of $35 billion and up to $40 billion	0.38%
In excess of $40 billion and up to $45 billion	0.36%
In excess of $45 billion and up to $50 billion	0.35%
In excess of $50 billion and up to $60 billion	0.34%
In excess of $60 billion and up to $70 billion	0.33%
In excess of $70 billion	0.32%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2026. For the year ended August 31, 2026, this management fee reduction amounted to $7,350,490, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended August 31, 2026 was equivalent to an annual effective rate of 0.43% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $378,690 for the year ended August 31, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
17

MFS Value Fund
Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$19,820,779
Class B	0.75%	0.25%	1.00%	1.00%	47,835
Class C	0.75%	0.25%	1.00%	1.00%	3,055,515
Class R1	0.75%	0.25%	1.00%	1.00%	100,429
Class R2	0.25%	0.25%	0.50%	0.50%	1,089,788
Class R3	—	0.25%	0.25%	0.25%	5,022,189
Total Distribution and Service Fees					$29,136,535
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended August 31, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended August 31, 2026, this rebate amounted to $3,744, $9, $56, $127, and $67 for Class A, Class B, Class C, Class R2, and Class R3 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended August 31, 2026, were as follows:
Amount
Class A	$57,352
Class B	—
Class C	21,733
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2026, the fee was $1,245,188, which equated to 0.0023% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended August 31, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $37,668,668.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended August 31, 2026 was equivalent to an annual effective rate of 0.0011% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On September 25, 2024, MFS redeemed 1 share of Class R4 for an aggregate amount of $41.
During the year ended August 31, 2026, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $1,863,394,896 and $1,183,417, respectively. The sales transactions resulted in net realized gains (losses) of $(393,652).
18

MFS Value Fund
Notes to Financial Statements  - continued
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended August 31, 2026, this reimbursement amounted to $566,197, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the year ended August 31, 2026, purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $15,253,775,506 and $31,658,866,905, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 8/31/26		Year ended 8/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	12,135,196	$629,604,576	14,966,766	$758,930,033
Class B	117	6,051	758	38,039
Class C	590,405	30,260,261	829,824	41,616,025
Class I	54,028,588	2,834,227,887	74,868,813	3,838,035,868
Class R1	15,691	796,698	24,412	1,217,099
Class R2	395,263	20,370,628	528,664	26,483,004
Class R3	3,755,944	195,397,980	6,841,322	349,081,273
Class R4	1,670,477	87,092,931	2,703,392	137,632,554
Class R6	36,418,270	1,898,956,251	47,059,369	2,412,274,720
	109,009,951	$5,696,713,263	147,823,320	$7,565,308,615
Shares issued to shareholders in reinvestment of distributions
Class A	11,311,059	$568,976,042	11,092,094	$551,314,007
Class B	9,058	455,097	19,753	978,701
Class C	457,220	22,643,980	519,599	25,435,682
Class I	35,035,327	1,777,306,741	35,375,738	1,772,611,359
Class R1	17,534	856,506	16,497	797,941
Class R2	386,675	19,158,126	420,633	20,614,834
Class R3	3,980,324	198,893,856	4,339,871	214,490,284
Class R4	2,016,312	101,350,359	2,620,533	130,259,072
Class R6	31,331,598	1,574,712,545	32,779,950	1,628,870,040
	84,545,107	$4,264,353,252	87,184,668	$4,345,371,920
Shares reacquired
Class A	(33,881,865)	$(1,775,978,493)	(28,165,198)	$(1,434,285,103)
Class B	(94,354)	(4,920,847)	(195,553)	(9,973,733)
Class C	(2,352,968)	(120,790,043)	(2,848,354)	(143,266,176)
Class I	(200,927,393)	(10,782,835,700)	(121,969,339)	(6,266,545,462)
Class R1	(54,638)	(2,779,478)	(42,546)	(2,101,657)
Class R2	(1,527,902)	(79,156,739)	(1,631,309)	(82,365,242)
Class R3	(26,741,085)	(1,389,363,764)	(17,607,324)	(896,000,471)
Class R4	(13,952,713)	(725,943,277)	(12,391,727)	(633,689,759)
Class R6	(149,460,939)	(7,844,997,984)	(111,007,254)	(5,658,955,021)
	(428,993,857)	$(22,726,766,325)	(295,858,604)	$(15,127,182,624)
19

MFS Value Fund
Notes to Financial Statements  - continued
	Year ended 8/31/26		Year ended 8/31/25
	Shares	Amount	Shares	Amount
Net change
Class A	(10,435,610)	$(577,397,875)	(2,106,338)	$(124,041,063)
Class B	(85,179)	(4,459,699)	(175,042)	(8,956,993)
Class C	(1,305,343)	(67,885,802)	(1,498,931)	(76,214,469)
Class I	(111,863,478)	(6,171,301,072)	(11,724,788)	(655,898,235)
Class R1	(21,413)	(1,126,274)	(1,637)	(86,617)
Class R2	(745,964)	(39,627,985)	(682,012)	(35,267,404)
Class R3	(19,004,817)	(995,071,928)	(6,426,131)	(332,428,914)
Class R4	(10,265,924)	(537,499,987)	(7,067,802)	(365,798,133)
Class R6	(81,711,071)	(4,371,329,188)	(31,167,935)	(1,617,810,261)
	(235,438,799)	$(12,765,699,810)	(60,850,616)	$(3,216,502,089)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund and the MFS Moderate Allocation Fund were the owner of record of approximately 1% of the value of outstanding voting shares of the fund. In addition, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, the MFS Lifetime 2070 Fund, the MFS Lifetime Income Fund, and the MFS Managed Wealth Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended August 31, 2026, the fund’s commitment fee and interest expense were $254,883 and $44,621, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended August 31, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$410,427,525	$12,924,346,280	$13,152,848,752	$(71,202)	$(16,221)	$181,837,630

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$11,192,778	$—
20

MFS Value Fund
Notes to Financial Statements  - continued
(8) Redemptions In-Kind
On February 6, 2026, the fund recorded a redemption in-kind of portfolio securities and cash that was valued at $57,926,164. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain of $34,754,874 for the fund, which is included in Net realized gain (loss) in the Statement of Operations. For tax purposes, no gains or losses were recognized with respect to the portfolio securities redeemed in-kind.
21

MFS Value Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of MFS Value Fund
Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of MFS Value Fund (the “Fund”) (one of the funds constituting MFS Series Trust I (the “Trust”)), including the portfolio of investments, as of August 31, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust I) at August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
October 16, 2026
22

MFS Value Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2026 income tax forms in January 2027. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $6,152,478,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 100.00% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
23

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Value Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Value Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Value Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
24

MFS Value Fund
Board Review of Investment Advisory Agreement
MFS Value Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of several months beginning in April and ending in July 2026 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2025 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2025, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 4th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 4th quintile for each of the one- and three-year periods ended December 31, 2025 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
The Trustees expressed continued concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context
25

MFS Value Fund
Board Review of Investment Advisory Agreement - continued
of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $7.5 billion, $10 billion, $20 billion, $25 billion, $30 billion, $35 billion, $40 billion, $45 billion, $50 billion, $60 billion, and $70 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2026.
26

MFS Low Volatility Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Low Volatility Equity Fund
Portfolio of Investments − 8/31/26
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.7%
Aerospace & Defense – 3.8%
Curtiss-Wright Corp.	2,464	$1,435,354
General Dynamics Corp.	5,253	1,950,702
Teledyne Technologies, Inc. (a)	14,309	8,770,701
		$12,156,757
Brokerage & Asset Managers – 1.0%
Ameriprise Financial, Inc.	2,996	$1,657,117
Northern Trust Corp.	8,619	1,599,342
		$3,256,459
Business Services – 3.2%
Accenture PLC, “A”	11,502	$2,182,620
Cognizant Technology Solutions Corp., “A”	90,198	5,824,987
Verisk Analytics, Inc., “A”	10,703	2,074,027
		$10,081,634
Chemicals – 0.5%
Ecolab, Inc.	5,471	$1,549,387
Construction – 0.9%
Allegion PLC	7,656	$1,188,594
Essex Property Trust, Inc., REIT	5,920	1,675,123
		$2,863,717
Consumer Products – 3.6%
Colgate-Palmolive Co.	32,802	$2,946,276
Kimberly-Clark Corp.	19,806	2,138,058
Procter & Gamble Co.	33,103	4,803,907
Reynolds Consumer Products, Inc.	61,267	1,418,331
		$11,306,572
Consumer Services – 0.7%
Airbnb, Inc., “A” (a)	11,772	$2,156,866
Diversified Financial Services – 4.0%
Cboe Global Markets, Inc.	9,511	$2,855,202
Mastercard, Inc., “A”	4,294	2,530,497
Visa, Inc., “A”	19,072	7,235,345
		$12,621,044
Electrical Equipment – 2.4%
AMETEK, Inc.	10,190	$2,396,382
Amphenol Corp., “A”	11,773	1,866,609
Eaton Corp. PLC	4,484	1,802,030
TE Connectivity PLC	8,148	1,672,377
		$7,737,398
LVUFS-ANN
1

MFS Low Volatility Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 5.3%
EOG Resources, Inc.	20,071	$2,909,492
Expand Energy Corp.	18,162	1,782,782
ExxonMobil Holdings Corp.	9,964	1,603,706
Valero Energy Corp.	29,540	10,602,497
		$16,898,477
Engineering - Construction – 0.5%
Jacobs Solutions, Inc.	10,035	$1,495,717
Entertainment & Leisure – 1.2%
Live Nation Entertainment, Inc. (a)	12,224	$2,198,975
Take-Two Interactive Software, Inc. (a)	7,481	1,643,576
		$3,842,551
Food & Beverages – 6.5%
General Mills, Inc.	115,776	$4,769,972
Mondelez International, Inc.	52,758	3,274,689
Monster Worldwide, Inc. (a)	191,387	8,788,491
PepsiCo, Inc.	28,077	3,940,326
		$20,773,478
Food & Drug Stores – 0.3%
Albertsons Cos., Inc., “A”	69,522	$858,597
Hardware, Peripherals, & Assembly – 2.8%
Apple, Inc.	27,552	$8,729,851
Health Maintenance Organizations – 0.7%
Cigna Group	7,726	$2,132,994
Insurance – 7.3%
American International Group, Inc.	24,844	$1,897,088
Assurant, Inc.	9,640	2,717,131
AXIS Capital Holdings Ltd.	12,844	1,268,730
Chubb Ltd.	10,847	3,672,794
Everest Group Ltd.	10,929	4,094,550
Hanover Insurance Group, Inc.	9,572	2,164,325
Hartford Insurance Group, Inc.	18,889	2,594,971
MetLife, Inc.	15,824	1,505,970
Principal Financial Group, Inc.	11,615	1,279,508
Voya Financial, Inc.	18,996	1,924,675
		$23,119,742
Interactive Media Services – 3.0%
Alphabet, Inc., “A”	27,755	$9,418,659
Machinery & Tools – 1.0%
Trimble, Inc. (a)	20,802	$1,246,872
Wabtec Corp.	6,829	1,952,616
		$3,199,488
2

MFS Low Volatility Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Media – 0.9%
Omnicom Group, Inc.	32,259	$2,823,630
Medical & Health Technology & Services – 3.5%
McKesson Corp.	10,381	$9,190,507
Ventas, Inc., REIT	22,456	2,047,313
		$11,237,820
Medical Equipment – 2.8%
Abbott Laboratories	25,443	$2,807,889
Medtronic PLC	37,350	3,385,778
STERIS PLC	11,872	2,761,902
		$8,955,569
Network & Telecom – 0.7%
Motorola Solutions, Inc.	4,776	$2,317,793
Non-Global Systemically Important Banks – 0.5%
Popular, Inc.	9,790	$1,646,580
Pharmaceuticals & Biotechnology – 8.0%
AbbVie, Inc.	7,902	$2,026,231
Johnson & Johnson	36,630	9,738,086
Merck & Co., Inc.	57,896	8,554,713
Pfizer, Inc.	102,005	2,903,062
Vertex Pharmaceuticals, Inc. (a)	3,841	2,091,501
		$25,313,593
Pollution Control – 2.2%
Republic Services, Inc.	22,774	$5,031,232
Waste Management, Inc.	8,824	1,931,750
		$6,962,982
Real Estate – 2.4%
Essential Properties Realty Trust, REIT	39,795	$1,193,850
Federal Realty Investment Trust, REIT	15,990	1,855,320
NNN REIT, Inc.	31,895	1,441,654
Simon Property Group, Inc., REIT	6,701	1,422,756
W.P. Carey, Inc., REIT	23,718	1,659,311
		$7,572,891
Restaurants – 1.0%
Aramark	56,337	$3,172,336
Retail & E-commerce – 2.7%
AutoZone, Inc. (a)	773	$2,312,229
Home Depot, Inc.	4,658	1,527,032
O'Reilly Automotive, Inc. (a)	39,861	3,539,657
TJX Cos., Inc.	8,852	1,185,371
		$8,564,289
3

MFS Low Volatility Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Semiconductor & Electronic Components – 8.2%
Analog Devices, Inc.	15,310	$5,544,364
KLA Corp.	20,342	3,569,004
NVIDIA Corp.	55,276	12,203,835
NXP Semiconductors N.V.	21,647	4,862,782
		$26,179,985
Software – 9.2%
ACI Worldwide, Inc. (a)	79,047	$4,211,624
Autodesk, Inc. (a)	28,836	7,454,971
Bentley Systems, Inc., “B”	55,268	2,031,099
Intuit, Inc.	9,576	3,440,657
Microsoft Corp.	16,576	8,408,839
Tyler Technologies, Inc. (a)	10,132	3,771,333
		$29,318,523
Transportation & Logistics – 0.7%
J.B. Hunt Transport Services, Inc.	7,888	$2,094,027
Travel, Gaming, & Lodging – 1.3%
Hilton Worldwide Holdings, Inc.	7,972	$2,521,384
Marriott International, Inc., “A”	4,430	1,513,997
		$4,035,381
Utilities – 6.9%
Atmos Energy Corp.	33,620	$5,585,291
DTE Energy Co.	14,963	2,029,432
Duke Energy Corp.	29,984	3,595,381
Entergy Corp.	10,130	1,076,920
Evergy, Inc.	36,715	2,974,649
Exelon Corp.	74,523	3,258,146
Xcel Energy, Inc.	43,678	3,305,988
		$21,825,807
Total Common Stocks (Identified Cost, $220,626,697)		$316,220,594
Contingent Value Rights – 0.0%
Medical Equipment – 0.0%
TPG, Inc. (a)(u) (Identified Cost, $276)	27,596	$0
Mutual Funds (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 3.75% (v) (Identified Cost, $1,025,036)	1,024,934	$1,025,036
Other Assets, Less Liabilities – 0.0%		97,896
Net Assets – 100.0%		$317,343,526
4

MFS Low Volatility Equity Fund
Portfolio of Investments – continued

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,025,036 and
$316,220,594, respectively.

(u)
The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
5

MFS Low Volatility Equity Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/26 Assets
Investments in unaffiliated issuers, at value (identified cost, $220,626,973)	$316,220,594
Investments in affiliated issuers, at value (identified cost, $1,025,036)	1,025,036
Receivables for
Fund shares sold	253,526
Dividends	334,710
Other assets	826
Total assets	$317,834,692
Liabilities
Payables for
Fund shares reacquired	$322,618
Payable to affiliates
Investment adviser	5,395
Administrative services fee	591
Shareholder servicing costs	57,668
Distribution and service fees	6,005
Payable for independent Trustees' compensation	23
Payable for audit and tax fees	68,068
Accrued expenses and other liabilities	30,798
Total liabilities	$491,166
Net assets	$317,343,526
Net assets consist of
Paid-in capital	$189,143,718
Total distributable earnings (loss)	128,199,808
Net assets	$317,343,526
Shares of beneficial interest outstanding	16,525,938

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$161,203,389	8,403,126	$19.18
Class B	184,593	9,656	19.12
Class C	12,676,721	668,367	18.97
Class I	65,554,084	3,409,049	19.23
Class R1	1,025,316	53,665	19.11
Class R2	313,209	16,191	19.34
Class R3	543,977	28,194	19.29
Class R4	150,949	7,846	19.24
Class R6	75,691,288	3,929,844	19.26

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $20.35 [100 / 94.25 x $19.18]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
6

MFS Low Volatility Equity Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 8/31/26 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$5,933,897
Dividends from affiliated issuers	43,009
Other	6,173
Income on securities loaned	339
Foreign taxes withheld	(11,628)
Total investment income	$5,971,790
Expenses
Management fee	$1,703,064
Distribution and service fees	575,673
Shareholder servicing costs	245,072
Administrative services fee	55,690
Independent Trustees' compensation	8,543
Custodian fee	30,160
Shareholder communications	28,294
Audit and tax fees	68,882
Legal fees	1,841
Registration fees	150,213
Miscellaneous	36,905
Total expenses	$2,904,337
Reduction of expenses by investment adviser and distributor	(205,400)
Net expenses	$2,698,937
Net investment income (loss)	$3,272,853
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$50,737,491
Affiliated issuers	186
Foreign currency	(3)
Net realized gain (loss)	$50,737,674
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(16,468,235)
Net realized and unrealized gain (loss)	$34,269,439
Change in net assets from operations	$37,542,292
See Notes to Financial Statements
7

MFS Low Volatility Equity Fund
Financial Statements |  Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	8/31/26	8/31/25
Change in net assets
From operations
Net investment income (loss)	$3,272,853	$4,080,882
Net realized gain (loss)	50,737,674	52,977,244
Net unrealized gain (loss)	(16,468,235)	(41,286,768)
Change in net assets from operations	$37,542,292	$15,771,358
Total distributions to shareholders	$(46,044,620)	$(48,123,564)
Change in net assets from fund share transactions	$(28,410,284)	$(42,272,307)
Total change in net assets	$(36,912,612)	$(74,624,513)
Net assets
At beginning of period	354,256,138	428,880,651
At end of period	$317,343,526	$354,256,138
See Notes to Financial Statements
8

MFS Low Volatility Equity Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$19.89	$21.48	$18.55	$19.36	$22.51
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.19	$0.17	$0.16	$0.13
Net realized and unrealized gain (loss)	1.81	0.71	3.92	1.26	(2.15)
Total from investment operations	$1.97	$0.90	$4.09	$1.42	$(2.02)
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.21)	$(0.18)	$(0.16)	$(0.12)
From net realized gain	(2.54)	(2.28)	(0.98)	(2.07)	(1.01)
Total distributions declared to shareholders	$(2.68)	$(2.49)	$(1.16)	$(2.23)	$(1.13)
Net asset value, end of period (x)	$19.18	$19.89	$21.48	$18.55	$19.36
Total return (%) (r)(s)(t)(x)	11.05	4.69	23.16	8.02	(9.47)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.95	0.93	0.95	0.93	0.94
Expenses after expense reductions	0.89	0.89	0.89	0.89	0.89
Net investment income (loss)	0.87	0.97	0.90	0.89	0.63
Portfolio turnover rate	49	23	25	39	36
Net assets at end of period (000 omitted)	$161,203	$176,269	$190,002	$166,624	$161,776

Class B	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$19.83	$21.40	$18.48	$19.28	$22.46
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.04	$0.03	$0.03	$(0.03)
Net realized and unrealized gain (loss)	1.81	0.71	3.89	1.25	(2.14)
Total from investment operations	$1.84	$0.75	$3.92	$1.28	$(2.17)
Less distributions declared to shareholders
From net investment income	$(0.01)	$(0.04)	$(0.02)	$(0.01)	$(0.00)(w)
From net realized gain	(2.54)	(2.28)	(0.98)	(2.07)	(1.01)
Total distributions declared to shareholders	$(2.55)	$(2.32)	$(1.00)	$(2.08)	$(1.01)
Net asset value, end of period (x)	$19.12	$19.83	$21.40	$18.48	$19.28
Total return (%) (r)(s)(t)(x)	10.27	3.92	22.19	7.23	(10.15)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.70	1.69	1.69	1.68	1.69
Expenses after expense reductions	1.64	1.64	1.64	1.64	1.64
Net investment income (loss)	0.16	0.22	0.16	0.14	(0.14)
Portfolio turnover rate	49	23	25	39	36
Net assets at end of period (000 omitted)	$185	$457	$869	$1,492	$1,712

See Notes to Financial Statements
9

MFS Low Volatility Equity Fund
Financial Highlights - continued
Class C	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$19.70	$21.29	$18.39	$19.20	$22.37
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.04	$0.03	$0.03	$(0.03)
Net realized and unrealized gain (loss)	1.80	0.70	3.88	1.25	(2.13)
Total from investment operations	$1.82	$0.74	$3.91	$1.28	$(2.16)
Less distributions declared to shareholders
From net investment income	$(0.01)	$(0.05)	$(0.03)	$(0.02)	$—
From net realized gain	(2.54)	(2.28)	(0.98)	(2.07)	(1.01)
Total distributions declared to shareholders	$(2.55)	$(2.33)	$(1.01)	$(2.09)	$(1.01)
Net asset value, end of period (x)	$18.97	$19.70	$21.29	$18.39	$19.20
Total return (%) (r)(s)(t)(x)	10.27	3.90	22.24	7.23	(10.14)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.70	1.68	1.69	1.68	1.69
Expenses after expense reductions	1.64	1.64	1.64	1.64	1.64
Net investment income (loss)	0.13	0.22	0.15	0.14	(0.14)
Portfolio turnover rate	49	23	25	39	36
Net assets at end of period (000 omitted)	$12,677	$16,470	$20,313	$22,224	$25,754

Class I	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$19.93	$21.52	$18.59	$19.39	$22.55
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.24	$0.22	$0.21	$0.17
Net realized and unrealized gain (loss)	1.83	0.71	3.92	1.27	(2.15)
Total from investment operations	$2.03	$0.95	$4.14	$1.48	$(1.98)
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.26)	$(0.23)	$(0.21)	$(0.17)
From net realized gain	(2.54)	(2.28)	(0.98)	(2.07)	(1.01)
Total distributions declared to shareholders	$(2.73)	$(2.54)	$(1.21)	$(2.28)	$(1.18)
Net asset value, end of period (x)	$19.23	$19.93	$21.52	$18.59	$19.39
Total return (%) (r)(s)(t)(x)	11.38	4.95	23.41	8.34	(9.28)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.70	0.68	0.69	0.69	0.68
Expenses after expense reductions	0.64	0.64	0.64	0.64	0.64
Net investment income (loss)	1.08	1.22	1.16	1.14	0.82
Portfolio turnover rate	49	23	25	39	36
Net assets at end of period (000 omitted)	$65,554	$78,198	$97,091	$141,858	$163,689

See Notes to Financial Statements
10

MFS Low Volatility Equity Fund
Financial Highlights - continued
Class R1	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$19.83	$21.42	$18.51	$19.32	$22.50
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.04	$0.03	$0.03	$(0.03)
Net realized and unrealized gain (loss)	1.82	0.71	3.90	1.25	(2.14)
Total from investment operations	$1.84	$0.75	$3.93	$1.28	$(2.17)
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.06)	$(0.04)	$(0.02)	$(0.00)(w)
From net realized gain	(2.54)	(2.28)	(0.98)	(2.07)	(1.01)
Total distributions declared to shareholders	$(2.56)	$(2.34)	$(1.02)	$(2.09)	$(1.01)
Net asset value, end of period (x)	$19.11	$19.83	$21.42	$18.51	$19.32
Total return (%) (r)(s)(t)(x)	10.29	3.91	22.19	7.22	(10.12)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.70	1.68	1.70	1.68	1.69
Expenses after expense reductions	1.64	1.64	1.64	1.64	1.64
Net investment income (loss)	0.11	0.22	0.14	0.15	(0.14)
Portfolio turnover rate	49	23	25	39	36
Net assets at end of period (000 omitted)	$1,025	$865	$791	$608	$522

Class R2	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$20.02	$21.61	$18.65	$19.45	$22.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.14	$0.13	$0.12	$0.07
Net realized and unrealized gain (loss)	1.83	0.71	3.94	1.26	(2.16)
Total from investment operations	$1.95	$0.85	$4.07	$1.38	$(2.09)
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.16)	$(0.13)	$(0.11)	$(0.06)
From net realized gain	(2.54)	(2.28)	(0.98)	(2.07)	(1.01)
Total distributions declared to shareholders	$(2.63)	$(2.44)	$(1.11)	$(2.18)	$(1.07)
Net asset value, end of period (x)	$19.34	$20.02	$21.61	$18.65	$19.45
Total return (%) (r)(s)(t)(x)	10.81	4.40	22.88	7.74	(9.72)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.20	1.18	1.19	1.19	1.19
Expenses after expense reductions	1.14	1.14	1.14	1.14	1.14
Net investment income (loss)	0.62	0.72	0.66	0.64	0.34
Portfolio turnover rate	49	23	25	39	36
Net assets at end of period (000 omitted)	$313	$441	$420	$480	$511

See Notes to Financial Statements
11

MFS Low Volatility Equity Fund
Financial Highlights - continued
Class R3	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$19.99	$21.57	$18.63	$19.43	$22.59
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.19	$0.18	$0.16	$0.13
Net realized and unrealized gain (loss)	1.82	0.72	3.92	1.27	(2.16)
Total from investment operations	$1.98	$0.91	$4.10	$1.43	$(2.03)
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.21)	$(0.18)	$(0.16)	$(0.12)
From net realized gain	(2.54)	(2.28)	(0.98)	(2.07)	(1.01)
Total distributions declared to shareholders	$(2.68)	$(2.49)	$(1.16)	$(2.23)	$(1.13)
Net asset value, end of period (x)	$19.29	$19.99	$21.57	$18.63	$19.43
Total return (%) (r)(s)(t)(x)	11.05	4.72	23.11	8.04	(9.49)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.95	0.93	0.94	0.93	0.94
Expenses after expense reductions	0.89	0.89	0.89	0.89	0.89
Net investment income (loss)	0.87	0.97	0.94	0.89	0.62
Portfolio turnover rate	49	23	25	39	36
Net assets at end of period (000 omitted)	$544	$523	$473	$717	$644

Class R4	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$19.94	$21.53	$18.60	$19.41	$22.56
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.24	$0.21	$0.21	$0.18
Net realized and unrealized gain (loss)	1.82	0.71	3.93	1.26	(2.15)
Total from investment operations	$2.03	$0.95	$4.14	$1.47	$(1.97)
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.26)	$(0.23)	$(0.21)	$(0.17)
From net realized gain	(2.54)	(2.28)	(0.98)	(2.07)	(1.01)
Total distributions declared to shareholders	$(2.73)	$(2.54)	$(1.21)	$(2.28)	$(1.18)
Net asset value, end of period (x)	$19.24	$19.94	$21.53	$18.60	$19.41
Total return (%) (r)(s)(t)(x)	11.37	4.93	23.41	8.27	(9.22)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.70	0.69	0.70	0.68	0.69
Expenses after expense reductions	0.64	0.64	0.65	0.64	0.64
Net investment income (loss)	1.11	1.19	1.08	1.15	0.87
Portfolio turnover rate	49	23	25	39	36
Net assets at end of period (000 omitted)	$151	$136	$535	$105	$97

See Notes to Financial Statements
12

MFS Low Volatility Equity Fund
Financial Highlights - continued
Class R6	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$19.96	$21.55	$18.61	$19.42	$22.57
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.26	$0.24	$0.23	$0.20
Net realized and unrealized gain (loss)	1.82	0.71	3.92	1.25	(2.15)
Total from investment operations	$2.05	$0.97	$4.16	$1.48	$(1.95)
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.28)	$(0.24)	$(0.22)	$(0.19)
From net realized gain	(2.54)	(2.28)	(0.98)	(2.07)	(1.01)
Total distributions declared to shareholders	$(2.75)	$(2.56)	$(1.22)	$(2.29)	$(1.20)
Net asset value, end of period (x)	$19.26	$19.96	$21.55	$18.61	$19.42
Total return (%) (r)(s)(t)(x)	11.44	5.03	23.55	8.38	(9.13)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.62	0.60	0.61	0.59	0.59
Expenses after expense reductions	0.56	0.56	0.56	0.55	0.54
Net investment income (loss)	1.20	1.30	1.23	1.24	0.97
Portfolio turnover rate	49	23	25	39	36
Net assets at end of period (000 omitted)	$75,691	$80,896	$118,386	$111,186	$77,259

(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
13

MFS Low Volatility Equity Fund
Notes to Financial Statements
(1) Business and Organization
MFS Low Volatility Equity Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading
14

MFS Low Volatility Equity Fund
Notes to Financial Statements  - continued
does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$316,220,594	$—	$0	$316,220,594
Investment Companies	1,025,036	—	—	1,025,036
Total	$317,245,630	$—	$0	$317,245,630
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 8/31/25	$—
Received as part of a corporate action	0
Balance as of 8/31/26	$0
At August 31, 2026, the fund held one level 3 security.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the
15

MFS Low Volatility Equity Fund
Notes to Financial Statements  - continued
extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At August 31, 2026, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three-year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 8/31/26	Year ended 8/31/25
Ordinary income (including any short-term capital gains)	$2,964,251	$8,725,985
Long-term capital gains	43,080,369	39,397,579
Total distributions	$46,044,620	$48,123,564
The federal tax cost and the tax basis components of distributable earnings were as follows:
16

MFS Low Volatility Equity Fund
Notes to Financial Statements  - continued
As of 8/31/26
Cost of investments	$224,358,722
Gross appreciation	100,105,427
Gross depreciation	(7,218,519)
Net unrealized appreciation (depreciation)	$92,886,908
Undistributed ordinary income	3,142,220
Undistributed long-term capital gain	32,170,680
Total distributable earnings (loss)	$128,199,808
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 8/31/26	Year ended 8/31/25
Class A	$22,780,299	$21,657,057
Class B	55,131	92,630
Class C	2,012,319	2,104,983
Class I	10,233,726	10,761,168
Class R1	117,070	87,661
Class R2	52,149	47,775
Class R3	64,369	55,210
Class R4	18,724	60,845
Class R6	10,710,833	13,256,235
Total	$46,044,620	$48,123,564
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.475%
In excess of $2.5 billion	0.45%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2026. For the year ended August 31, 2026, this management fee reduction amounted to $46,812, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended August 31, 2026 was equivalent to an annual effective rate of 0.49% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.89%	1.64%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.57%
17

MFS Low Volatility Equity Fund
Notes to Financial Statements  - continued
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027. For the year ended August 31, 2026, this reduction amounted to $158,534, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $15,520 for the year ended August 31, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$416,842
Class B	0.75%	0.25%	1.00%	1.00%	3,565
Class C	0.75%	0.25%	1.00%	1.00%	142,617
Class R1	0.75%	0.25%	1.00%	1.00%	9,504
Class R2	0.25%	0.25%	0.50%	0.50%	1,880
Class R3	—	0.25%	0.25%	0.25%	1,265
Total Distribution and Service Fees					$575,673
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended August 31, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended August 31, 2026, this rebate amounted to $54 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended August 31, 2026, were as follows:
Amount
Class A	$2,811
Class B	—
Class C	1,757
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2026, the fee was $27,115, which equated to 0.0080% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended August 31, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $217,957.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended August 31, 2026 was equivalent to an annual effective rate of 0.0163% of the fund's average daily net assets.
18

MFS Low Volatility Equity Fund
Notes to Financial Statements  - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
At August 31, 2026, MFS held 100% of the outstanding shares of Class R4.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended August 31, 2026, this reimbursement amounted to $6,117, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the year ended August 31, 2026, purchases and sales of investments, other than short-term obligations, aggregated $166,695,676 and $235,152,621, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 8/31/26		Year ended 8/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	517,834	$9,588,281	806,958	$15,797,055
Class B	—	—	36	694
Class C	69,668	1,277,114	45,886	891,495
Class I	3,554,985	64,840,220	757,970	14,491,078
Class R1	8,824	163,597	5,850	113,046
Class R2	219	4,132	332	6,512
Class R3	1,079	20,003	2,808	50,038
Class R4	—	—	2,533	53,329
Class R6	717,960	13,659,025	629,040	12,377,881
	4,870,569	$89,552,372	2,251,413	$43,781,128
Shares issued to shareholders in reinvestment of distributions
Class A	1,276,570	$22,742,151	1,127,327	$21,642,151
Class B	3,103	55,131	4,840	92,630
Class C	114,071	2,011,034	110,562	2,102,747
Class I	558,618	9,974,819	537,261	10,336,475
Class R1	6,591	117,070	4,577	87,661
Class R2	2,904	52,149	2,472	47,775
Class R3	3,593	64,369	2,863	55,210
Class R4	1,048	18,724	3,160	60,845
Class R6	592,770	10,601,429	682,678	13,150,803
	2,559,268	$45,636,876	2,475,740	$47,576,297
19

MFS Low Volatility Equity Fund
Notes to Financial Statements  - continued
	Year ended 8/31/26		Year ended 8/31/25
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(2,253,685)	$(41,946,153)	(1,918,116)	$(37,409,807)
Class B	(16,479)	(302,896)	(22,437)	(422,962)
Class C	(351,351)	(6,433,016)	(274,666)	(5,320,893)
Class I	(4,627,359)	(87,872,697)	(1,883,658)	(36,590,346)
Class R1	(5,380)	(97,765)	(3,723)	(69,567)
Class R2	(8,939)	(167,989)	(233)	(4,554)
Class R3	(2,663)	(53,308)	(1,392)	(26,932)
Class R4	—	—	(23,754)	(459,283)
Class R6	(1,433,569)	(26,725,708)	(2,752,979)	(53,325,388)
	(8,699,425)	$(163,599,532)	(6,880,958)	$(133,629,732)
Net change
Class A	(459,281)	$(9,615,721)	16,169	$29,399
Class B	(13,376)	(247,765)	(17,561)	(329,638)
Class C	(167,612)	(3,144,868)	(118,218)	(2,326,651)
Class I	(513,756)	(13,057,658)	(588,427)	(11,762,793)
Class R1	10,035	182,902	6,704	131,140
Class R2	(5,816)	(111,708)	2,571	49,733
Class R3	2,009	31,064	4,279	78,316
Class R4	1,048	18,724	(18,061)	(345,109)
Class R6	(122,839)	(2,465,254)	(1,441,261)	(27,796,704)
	(1,269,588)	$(28,410,284)	(2,153,805)	$(42,272,307)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended August 31, 2026, the fund’s commitment fee and interest expense were $1,541 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended August 31, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,666,651	$58,012,660	$58,654,461	$186	$—	$1,025,036

20

MFS Low Volatility Equity Fund
Notes to Financial Statements  - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$43,009	$—
21

MFS Low Volatility Equity Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of MFS Low Volatility Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Low Volatility Equity Fund (the “Fund”) (one of the funds constituting MFS Series Trust I (the “Trust”)), including the portfolio of investments, as of August 31, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust I) at August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
October 16, 2026
22

MFS Low Volatility Equity Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2026 income tax forms in January 2027. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $57,940,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 100.00% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
23

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Low Volatility Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Low Volatility Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Low Volatility Equity Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
24

MFS Low Volatility Equity Fund
Board Review of Investment Advisory Agreement
MFS Low Volatility Equity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of several months beginning in April and ending in July, 2026 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2025 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2025, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 5th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 5th quintile for each of the one- and three-year periods ended December 31, 2025 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
The Trustees expressed continued concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context
25

MFS Low Volatility Equity Fund
Board Review of Investment Advisory Agreement - continued
of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2026.
26

MFS Low Volatility Global Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Low Volatility Global Equity Fund
Portfolio of Investments − 8/31/26
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.7%
Aerospace & Defense – 3.2%
General Dynamics Corp.	13,163	$4,888,080
Leidos Holdings, Inc.	8,246	1,156,172
Singapore Technologies Engineering Ltd.	190,000	1,610,166
Teledyne Technologies, Inc. (a)	3,029	1,856,626
		$9,511,044
Alcoholic Beverages – 0.2%
Ambev S.A.	224,600	$651,492
Auto & Auto Components – 0.8%
USS Co. Ltd.	192,800	$2,405,927
Brokerage & Asset Managers – 1.1%
Ameriprise Financial, Inc.	3,331	$1,842,409
Northern Trust Corp.	8,192	1,520,108
		$3,362,517
Business Services – 6.9%
Accenture PLC, “A”	9,060	$1,719,226
Amano Corp.	115,100	2,857,506
CGI, Inc.	26,300	1,979,075
Cognizant Technology Solutions Corp., “A”	35,864	2,316,097
Compass Group PLC	79,059	2,415,174
OBIC Co. Ltd.	49,800	1,585,183
Otsuka Corp.	219,300	4,957,072
Scout24 AG	31,142	2,886,603
		$20,715,936
Chemicals – 0.3%
RPM International, Inc.	9,534	$992,489
Consumer Products – 4.7%
Colgate-Palmolive Co.	99,288	$8,918,048
Kimberly-Clark Corp.	19,595	2,115,280
Procter & Gamble Co.	21,307	3,092,072
		$14,125,400
Consumer Services – 0.6%
Booking Holdings, Inc.	9,166	$1,824,859
Containers – 0.7%
Viscofan S.A.	33,396	$2,222,730
LVOFS-ANN
1

MFS Low Volatility Global Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Diversified Financial Services – 3.2%
IG Group Holdings PLC	347,463	$6,558,413
Mastercard, Inc., “A”	2,991	1,762,626
Visa, Inc., “A”	3,780	1,434,019
		$9,755,058
Electrical Equipment – 0.9%
TE Connectivity PLC	13,239	$2,717,305
Energy - Independent – 3.9%
Aker BP ASA	46,247	$1,769,451
Cosmo Energy Holdings Co. Ltd.	30,000	803,568
Eni S.p.A.	212,919	5,763,698
Suncor Energy, Inc.	26,975	1,804,821
TotalEnergies SE	17,276	1,515,655
		$11,657,193
Food & Beverages – 3.9%
Arca Continental S.A.B. de C.V.	155,071	$1,777,211
Gruma S.A.B. de C.V.	92,975	1,352,303
Mondelez International, Inc.	24,717	1,534,184
Orion Corp.	51,569	4,898,415
PepsiCo, Inc.	16,277	2,284,314
		$11,846,427
Food & Drug Stores – 0.9%
Tesco PLC	428,389	$2,645,498
Forest & Paper Products – 0.9%
Suzano S.A.	310,500	$2,714,564
Global Systemically Important Banks – 0.6%
Toronto-Dominion Bank	13,620	$1,647,726
Hardware, Peripherals, & Assembly – 3.3%
Apple, Inc.	12,942	$4,100,673
SS&C Technologies Holdings, Inc.	21,207	1,759,545
Venture Corp. Ltd.	304,000	4,032,468
		$9,892,686
Health Maintenance Organizations – 1.3%
Cigna Group	14,063	$3,882,513
Insurance – 3.5%
Chubb Ltd.	7,902	$2,675,617
Everest Group Ltd.	10,502	3,934,574
Hartford Insurance Group, Inc.	9,602	1,319,123
MetLife, Inc.	28,558	2,717,865
		$10,647,179
Interactive Media Services – 1.2%
Alphabet, Inc., “A”	10,867	$3,687,716
2

MFS Low Volatility Global Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 0.7%
Roper Technologies, Inc.	5,160	$2,191,142
Medical & Health Technology & Services – 4.3%
Encompass Health Corp.	10,088	$1,212,678
McKesson Corp.	10,096	8,938,191
Ventas, Inc., REIT	30,122	2,746,223
		$12,897,092
Medical Equipment – 2.1%
Becton, Dickinson and Co.	10,408	$1,957,849
Fisher & Paykel Healthcare Corp. Ltd.	60,824	1,597,802
Medtronic PLC	14,980	1,357,937
STERIS PLC	6,367	1,481,219
		$6,394,807
Metals & Mining – 1.6%
Franco-Nevada Corp.	18,449	$4,853,220
Natural Gas - Pipeline – 0.6%
Enbridge, Inc.	34,481	$1,747,001
Non-Global Systemically Important Banks – 4.3%
American Express Co.	4,483	$1,480,152
Banco Bilbao Vizcaya Argentaria S.A.	54,005	1,570,119
Banco de Oro Unibank, Inc.	718,839	1,336,946
DBS Group Holdings Ltd.	119,540	7,279,046
Grupo Financiero Banorte S.A. de C.V.	111,120	1,258,272
		$12,924,535
Pharmaceuticals & Biotechnology – 8.9%
AbbVie, Inc.	5,616	$1,440,055
Gilead Sciences, Inc.	14,507	2,122,954
Johnson & Johnson	36,921	9,815,448
Merck & Co., Inc.	13,906	2,054,751
Pfizer, Inc.	48,852	1,390,328
Roche Holding AG	18,518	8,082,081
Vertex Pharmaceuticals, Inc. (a)	3,652	1,988,587
		$26,894,204
Real Estate – 1.7%
NNN REIT, Inc.	58,577	$2,647,680
W.P. Carey, Inc., REIT	33,379	2,335,195
		$4,982,875
Restaurants – 0.3%
Aramark	16,678	$939,138
Retail & E-commerce – 3.2%
Dollarama, Inc.	25,335	$3,200,259
O'Reilly Automotive, Inc. (a)	17,283	1,534,730
Ross Stores, Inc.	9,586	2,190,784
3

MFS Low Volatility Global Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Retail & E-commerce – continued
TJX Cos., Inc.	19,600	$2,624,636
		$9,550,409
Semiconductor & Electronic Components – 6.3%
Analog Devices, Inc.	14,937	$5,409,285
ASML Holding N.V.	1,621	2,733,553
NVIDIA Corp.	11,641	2,570,100
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	19,496	8,097,079
		$18,810,017
Software – 5.7%
Autodesk, Inc. (a)	15,143	$3,914,920
Check Point Software Technologies Ltd. (a)	5,967	828,876
Constellation Software, Inc.	1,592	3,605,356
Microsoft Corp.	14,094	7,149,745
Tyler Technologies, Inc. (a)	4,365	1,624,740
		$17,123,637
Telecom Services – 5.1%
Advanced Info Service Public Co. Ltd.	150,900	$1,615,486
KDDI Corp.	219,800	4,071,976
Koninklijke KPN N.V.	1,362,036	6,537,122
Orange S.A.	108,300	1,937,884
Spark New Zealand Ltd.	961,769	1,217,726
		$15,380,194
Tobacco – 0.9%
British American Tobacco PLC	39,082	$2,173,221
Imperial Brands PLC	16,990	580,474
		$2,753,695
Transportation & Logistics – 2.5%
International Container Terminal Services, Inc.	286,000	$4,050,634
Sankyu, Inc.	40,200	2,095,684
West Japan Railway Co.	65,400	1,234,310
		$7,380,628
Travel, Gaming, & Lodging – 2.1%
Japan Airlines Co. Ltd.	216,900	$4,071,125
Ryman Hospitality Properties, Inc., REIT	17,560	2,225,906
		$6,297,031
Utilities – 7.3%
Ameren Corp.	22,503	$2,385,543
Atmos Energy Corp.	8,136	1,351,634
CLP Holdings Ltd.	623,500	6,252,734
Duke Energy Corp.	18,083	2,168,332
Edison International	55,083	2,973,380
Evergy, Inc.	24,737	2,004,192
Italgas S.p.A.	204,042	2,082,325
4

MFS Low Volatility Global Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities – continued
Xcel Energy, Inc.	36,620	$2,771,768
		$21,989,908
Total Common Stocks (Identified Cost, $228,408,764)		$300,015,792

	Strike Price	First Exercise
Warrants – 0.0%
Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a) (Identified Cost, $0)	CAD 11.5	N/A	2,938	$0

Mutual Funds (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 3.75% (v) (Identified Cost, $4,627,898)	4,627,100	$4,627,563
Other Assets, Less Liabilities – (1.2)%		(3,702,761)
Net Assets – 100.0%		$300,940,594

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,627,563 and
$300,015,792, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See Notes to Financial Statements
5

MFS Low Volatility Global Equity Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/26 Assets
Investments in unaffiliated issuers, at value (identified cost, $228,408,764)	$300,015,792
Investments in affiliated issuers, at value (identified cost, $4,627,898)	4,627,563
Foreign currency, at value (identified cost, $146)	146
Receivables for
Fund shares sold	209,492
Interest and dividends	739,146
Other assets	1,677
Total assets	$305,593,816
Liabilities
Payables for
Investments purchased	$3,808,894
Fund shares reacquired	569,721
Payable to affiliates
Investment adviser	12,238
Administrative services fee	566
Shareholder servicing costs	42,057
Distribution and service fees	1,499
Payable for independent Trustees' compensation	21
Deferred foreign capital gains tax expense payable	92,523
Accrued expenses and other liabilities	125,703
Total liabilities	$4,653,222
Net assets	$300,940,594
Net assets consist of
Paid-in capital	$200,114,552
Total distributable earnings (loss)	100,826,042
Net assets	$300,940,594
Shares of beneficial interest outstanding	16,145,625

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$38,254,851	2,051,828	$18.64
Class B	128,827	6,976	18.47
Class C	3,512,419	190,945	18.39
Class I	108,586,777	5,820,775	18.66
Class R1	218,551	11,796	18.53
Class R2	253,188	13,560	18.67
Class R3	142,747	7,641	18.68
Class R4	140,019	7,504	18.66
Class R6	149,703,215	8,034,600	18.63

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $19.78 [100 / 94.25 x $18.64]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
6

MFS Low Volatility Global Equity Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 8/31/26 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$7,383,170
Dividends from affiliated issuers	60,525
Other	12,907
Income on securities loaned	5,421
Interest	1,079
Foreign taxes withheld	(388,882)
Total investment income	$7,074,220
Expenses
Management fee	$1,631,218
Distribution and service fees	137,867
Shareholder servicing costs	155,794
Administrative services fee	49,926
Independent Trustees' compensation	7,759
Custodian fee	79,824
Shareholder communications	22,072
Audit and tax fees	77,084
Legal fees	1,560
Registration fees	139,995
Miscellaneous	43,358
Total expenses	$2,346,457
Reduction of expenses by investment adviser and distributor	(129,560)
Net expenses	$2,216,897
Net investment income (loss)	$4,857,323
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $81,067 foreign capital gains tax)	$41,433,170
Affiliated issuers	(225)
Foreign currency	(45,108)
Net realized gain (loss)	$41,387,837
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $37,431 decrease in deferred foreign capital gains tax)	$(11,593,487)
Affiliated issuers	(377)
Translation of assets and liabilities in foreign currencies	(23,544)
Net unrealized gain (loss)	$(11,617,408)
Net realized and unrealized gain (loss)	$29,770,429
Change in net assets from operations	$34,627,752
See Notes to Financial Statements
7

MFS Low Volatility Global Equity Fund
Financial Statements |  Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	8/31/26	8/31/25
Change in net assets
From operations
Net investment income (loss)	$4,857,323	$4,619,732
Net realized gain (loss)	41,387,837	21,674,552
Net unrealized gain (loss)	(11,617,408)	(2,993,361)
Change in net assets from operations	$34,627,752	$23,300,923
Total distributions to shareholders	$(29,721,436)	$(20,401,101)
Change in net assets from fund share transactions	$(6,672,515)	$21,302,067
Total change in net assets	$(1,766,199)	$24,201,889
Net assets
At beginning of period	302,706,793	278,504,904
At end of period	$300,940,594	$302,706,793
See Notes to Financial Statements
8

MFS Low Volatility Global Equity Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$18.44	$18.34	$15.08	$14.14	$17.04
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.25	$0.22	$0.22	$0.19
Net realized and unrealized gain (loss)	1.80	1.15	3.31	1.25	(1.64)
Total from investment operations	$2.05	$1.40	$3.53	$1.47	$(1.45)
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.30)	$(0.20)	$(0.19)	$(0.16)
From net realized gain	(1.64)	(1.00)	(0.07)	(0.34)	(1.29)
Total distributions declared to shareholders	$(1.85)	$(1.30)	$(0.27)	$(0.53)	$(1.45)
Net asset value, end of period (x)	$18.64	$18.44	$18.34	$15.08	$14.14
Total return (%) (r)(s)(t)(x)	11.98	8.25	23.65	10.67	(9.35)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.04	1.02	1.07	1.03	1.05
Expenses after expense reductions	0.99	0.99	1.01	0.99	0.99
Net investment income (loss)	1.39	1.43	1.38	1.50	1.23
Portfolio turnover rate	41	31	32	25	46
Net assets at end of period (000 omitted)	$38,255	$37,930	$36,129	$33,745	$25,531

Class B	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$18.27	$18.18	$14.94	$14.00	$16.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.12	$0.10	$0.11	$0.07
Net realized and unrealized gain (loss)	1.80	1.13	3.28	1.24	(1.62)
Total from investment operations	$1.91	$1.25	$3.38	$1.35	$(1.55)
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.16)	$(0.07)	$(0.07)	$(0.06)
From net realized gain	(1.64)	(1.00)	(0.07)	(0.34)	(1.29)
Total distributions declared to shareholders	$(1.71)	$(1.16)	$(0.14)	$(0.41)	$(1.35)
Net asset value, end of period (x)	$18.47	$18.27	$18.18	$14.94	$14.00
Total return (%) (r)(s)(t)(x)	11.21	7.41	22.73	9.90	(10.03)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.78	1.78	1.82	1.78	1.80
Expenses after expense reductions	1.74	1.74	1.76	1.74	1.74
Net investment income (loss)	0.64	0.67	0.63	0.75	0.48
Portfolio turnover rate	41	31	32	25	46
Net assets at end of period (000 omitted)	$129	$183	$229	$361	$438

See Notes to Financial Statements
9

MFS Low Volatility Global Equity Fund
Financial Highlights - continued
Class C	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$18.21	$18.13	$14.91	$13.98	$16.88
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.12	$0.10	$0.11	$0.07
Net realized and unrealized gain (loss)	1.78	1.13	3.27	1.24	(1.62)
Total from investment operations	$1.89	$1.25	$3.37	$1.35	$(1.55)
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.17)	$(0.08)	$(0.08)	$(0.06)
From net realized gain	(1.64)	(1.00)	(0.07)	(0.34)	(1.29)
Total distributions declared to shareholders	$(1.71)	$(1.17)	$(0.15)	$(0.42)	$(1.35)
Net asset value, end of period (x)	$18.39	$18.21	$18.13	$14.91	$13.98
Total return (%) (r)(s)(t)(x)	11.14	7.43	22.73	9.89	(10.04)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.78	1.78	1.82	1.78	1.80
Expenses after expense reductions	1.74	1.74	1.76	1.74	1.74
Net investment income (loss)	0.64	0.70	0.62	0.74	0.49
Portfolio turnover rate	41	31	32	25	46
Net assets at end of period (000 omitted)	$3,512	$3,939	$3,902	$3,405	$3,001

Class I	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$18.45	$18.35	$15.09	$14.14	$17.05
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.30	$0.27	$0.26	$0.24
Net realized and unrealized gain (loss)	1.80	1.15	3.30	1.25	(1.66)
Total from investment operations	$2.10	$1.45	$3.57	$1.51	$(1.42)
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.35)	$(0.24)	$(0.22)	$(0.20)
From net realized gain	(1.64)	(1.00)	(0.07)	(0.34)	(1.29)
Total distributions declared to shareholders	$(1.89)	$(1.35)	$(0.31)	$(0.56)	$(1.49)
Net asset value, end of period (x)	$18.66	$18.45	$18.35	$15.09	$14.14
Total return (%) (r)(s)(t)(x)	12.32	8.51	23.94	11.02	(9.18)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.79	0.77	0.82	0.78	0.80
Expenses after expense reductions	0.74	0.74	0.76	0.74	0.74
Net investment income (loss)	1.64	1.70	1.65	1.77	1.53
Portfolio turnover rate	41	31	32	25	46
Net assets at end of period (000 omitted)	$108,587	$116,413	$118,460	$179,777	$124,266

See Notes to Financial Statements
10

MFS Low Volatility Global Equity Fund
Financial Highlights - continued
Class R1	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$18.33	$18.24	$15.00	$14.07	$16.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.12	$0.10	$0.11	$0.07
Net realized and unrealized gain (loss)	1.79	1.14	3.29	1.24	(1.63)
Total from investment operations	$1.91	$1.26	$3.39	$1.35	$(1.56)
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.17)	$(0.08)	$(0.08)	$(0.05)
From net realized gain	(1.64)	(1.00)	(0.07)	(0.34)	(1.29)
Total distributions declared to shareholders	$(1.71)	$(1.17)	$(0.15)	$(0.42)	$(1.34)
Net asset value, end of period (x)	$18.53	$18.33	$18.24	$15.00	$14.07
Total return (%) (r)(s)(t)(x)	11.21	7.42	22.74	9.82	(10.00)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.78	1.77	1.82	1.78	1.80
Expenses after expense reductions	1.74	1.74	1.76	1.74	1.74
Net investment income (loss)	0.64	0.66	0.62	0.74	0.48
Portfolio turnover rate	41	31	32	25	46
Net assets at end of period (000 omitted)	$219	$189	$182	$140	$130

Class R2	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$18.46	$18.35	$15.09	$14.14	$17.04
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.23	$0.18	$0.18	$0.15
Net realized and unrealized gain (loss)	1.80	1.13	3.31	1.26	(1.65)
Total from investment operations	$2.01	$1.36	$3.49	$1.44	$(1.50)
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.25)	$(0.16)	$(0.15)	$(0.11)
From net realized gain	(1.64)	(1.00)	(0.07)	(0.34)	(1.29)
Total distributions declared to shareholders	$(1.80)	$(1.25)	$(0.23)	$(0.49)	$(1.40)
Net asset value, end of period (x)	$18.67	$18.46	$18.35	$15.09	$14.14
Total return (%) (r)(s)(t)(x)	11.74	7.97	23.33	10.46	(9.63)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.29	1.27	1.32	1.28	1.30
Expenses after expense reductions	1.24	1.24	1.26	1.24	1.24
Net investment income (loss)	1.15	1.31	1.12	1.25	0.98
Portfolio turnover rate	41	31	32	25	46
Net assets at end of period (000 omitted)	$253	$215	$207	$166	$137

See Notes to Financial Statements
11

MFS Low Volatility Global Equity Fund
Financial Highlights - continued
Class R3	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$18.47	$18.38	$15.11	$14.16	$17.06
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.25	$0.22	$0.22	$0.19
Net realized and unrealized gain (loss)	1.81	1.14	3.32	1.26	(1.64)
Total from investment operations	$2.06	$1.39	$3.54	$1.48	$(1.45)
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.30)	$(0.20)	$(0.19)	$(0.16)
From net realized gain	(1.64)	(1.00)	(0.07)	(0.34)	(1.29)
Total distributions declared to shareholders	$(1.85)	$(1.30)	$(0.27)	$(0.53)	$(1.45)
Net asset value, end of period (x)	$18.68	$18.47	$18.38	$15.11	$14.16
Total return (%) (r)(s)(t)(x)	12.02	8.18	23.67	10.72	(9.34)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.03	1.02	1.07	1.03	1.05
Expenses after expense reductions	0.99	0.99	1.01	0.99	0.99
Net investment income (loss)	1.39	1.43	1.37	1.50	1.23
Portfolio turnover rate	41	31	32	25	46
Net assets at end of period (000 omitted)	$143	$135	$117	$104	$92

Class R4	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$18.45	$18.36	$15.09	$14.15	$17.05
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.30	$0.26	$0.25	$0.23
Net realized and unrealized gain (loss)	1.80	1.14	3.32	1.25	(1.64)
Total from investment operations	$2.10	$1.44	$3.58	$1.50	$(1.41)
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.35)	$(0.24)	$(0.22)	$(0.20)
From net realized gain	(1.64)	(1.00)	(0.07)	(0.34)	(1.29)
Total distributions declared to shareholders	$(1.89)	$(1.35)	$(0.31)	$(0.56)	$(1.49)
Net asset value, end of period (x)	$18.66	$18.45	$18.36	$15.09	$14.15
Total return (%) (r)(s)(t)(x)	12.32	8.46	24.01	10.94	(9.12)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.79	0.77	0.82	0.78	0.80
Expenses after expense reductions	0.74	0.74	0.76	0.74	0.74
Net investment income (loss)	1.64	1.69	1.62	1.75	1.47
Portfolio turnover rate	41	31	32	25	46
Net assets at end of period (000 omitted)	$140	$125	$115	$93	$84

See Notes to Financial Statements
12

MFS Low Volatility Global Equity Fund
Financial Highlights - continued
Class R6	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$18.43	$18.34	$15.07	$14.13	$17.03
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.31	$0.27	$0.27	$0.24
Net realized and unrealized gain (loss)	1.80	1.14	3.32	1.24	(1.64)
Total from investment operations	$2.11	$1.45	$3.59	$1.51	$(1.40)
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.36)	$(0.25)	$(0.23)	$(0.21)
From net realized gain	(1.64)	(1.00)	(0.07)	(0.34)	(1.29)
Total distributions declared to shareholders	$(1.91)	$(1.36)	$(0.32)	$(0.57)	$(1.50)
Net asset value, end of period (x)	$18.63	$18.43	$18.34	$15.07	$14.13
Total return (%) (r)(s)(t)(x)	12.37	8.56	24.15	11.04	(9.06)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.70	0.69	0.74	0.69	0.72
Expenses after expense reductions	0.66	0.66	0.67	0.66	0.66
Net investment income (loss)	1.73	1.75	1.71	1.83	1.54
Portfolio turnover rate	41	31	32	25	46
Net assets at end of period (000 omitted)	$149,703	$143,580	$119,164	$100,782	$85,277

(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
13

MFS Low Volatility Global Equity Fund
Notes to Financial Statements
(1) Business and Organization
MFS Low Volatility Global Equity Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data.
14

MFS Low Volatility Global Equity Fund
Notes to Financial Statements  - continued
An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$155,050,762	$—	$—	$155,050,762
Japan	20,011,226	4,071,125	—	24,082,351
Canada	18,837,458	0	—	18,837,458
United Kingdom	—	14,372,780	—	14,372,780
Singapore	7,279,046	5,642,634	—	12,921,680
Netherlands	9,270,675	—	—	9,270,675
Taiwan	8,097,079	—	—	8,097,079
Switzerland	8,082,081	—	—	8,082,081
Italy	7,846,023	—	—	7,846,023
Other Countries	28,199,103	13,255,800	—	41,454,903
Investment Companies	4,627,563	—	—	4,627,563
Total	$267,301,016	$37,342,339	$—	$304,643,355
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase
15

MFS Low Volatility Global Equity Fund
Notes to Financial Statements  - continued
identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At August 31, 2026, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three-year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 8/31/26	Year ended 8/31/25
Ordinary income (including any short-term capital gains)	$5,166,173	$6,009,614
Long-term capital gains	24,555,263	14,391,487
Total distributions	$29,721,436	$20,401,101
The federal tax cost and the tax basis components of distributable earnings were as follows:
16

MFS Low Volatility Global Equity Fund
Notes to Financial Statements  - continued
As of 8/31/26
Cost of investments	$235,618,411
Gross appreciation	76,752,324
Gross depreciation	(7,727,380)
Net unrealized appreciation (depreciation)	$69,024,944
Undistributed ordinary income	3,224,312
Undistributed long-term capital gain	28,674,776
Other temporary differences	(97,990)
Total distributable earnings (loss)	$100,826,042
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 8/31/26	Year ended 8/31/25
Class A	$3,762,146	$2,598,186
Class B	15,255	13,820
Class C	363,389	250,839
Class I	11,035,081	8,048,103
Class R1	17,878	11,727
Class R2	20,509	13,701
Class R3	13,535	8,400
Class R4	12,883	8,500
Class R6	14,480,760	9,447,825
Total	$29,721,436	$20,401,101
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.55%
In excess of $1 billion and up to $2.5 billion	0.525%
In excess of $2.5 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2026. For the year ended August 31, 2026, this management fee reduction amounted to $40,762, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended August 31, 2026 was equivalent to an annual effective rate of 0.54% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
17

MFS Low Volatility Global Equity Fund
Notes to Financial Statements  - continued
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.99%	1.74%	1.74%	0.74%	1.74%	1.24%	0.99%	0.74%	0.68%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027. For the year ended August 31, 2026, this reduction amounted to $88,797, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $3,036 for the year ended August 31, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$94,738
Class B	0.75%	0.25%	1.00%	1.00%	1,605
Class C	0.75%	0.25%	1.00%	1.00%	37,996
Class R1	0.75%	0.25%	1.00%	1.00%	2,026
Class R2	0.25%	0.25%	0.50%	0.50%	1,160
Class R3	—	0.25%	0.25%	0.25%	342
Total Distribution and Service Fees					$137,867
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended August 31, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the year ended August 31, 2026, this rebate amounted to $1 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended August 31, 2026, were as follows:
Amount
Class A	$2
Class B	—
Class C	363
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2026, the fee was $17,163, which equated to 0.0058% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended August 31, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $138,631.
18

MFS Low Volatility Global Equity Fund
Notes to Financial Statements  - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended August 31, 2026 was equivalent to an annual effective rate of 0.0168% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
At August 31, 2026, MFS held approximately 97%, 57%, 52%, and 95% of the outstanding shares of Class B, Class R1, Class R2, and Class R3, respectively, and 100% of the outstanding shares of Class R4.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended August 31, 2026, this reimbursement amounted to $12,856, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the year ended August 31, 2026, purchases and sales of investments, other than short-term obligations, aggregated $120,658,587 and $152,052,976, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 8/31/26		Year ended 8/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	272,678	$4,920,485	326,172	$5,766,769
Class C	10,667	188,035	37,189	638,380
Class I	979,658	17,719,125	1,727,367	30,033,836
Class R1	587	10,474	1,041	18,155
Class R2	1,787	32,085	14,060	247,733
Class R3	79	1,416	485	8,698
Class R6	1,384,884	25,026,867	1,952,277	34,824,157
	2,650,340	$47,898,487	4,058,591	$71,537,728
Shares issued to shareholders in reinvestment of distributions
Class A	218,311	$3,761,295	151,863	$2,597,618
Class B	830	14,170	817	13,820
Class C	21,371	363,389	14,866	250,839
Class I	577,022	9,947,464	419,760	7,187,200
Class R1	1,043	17,878	691	11,727
Class R2	1,188	20,509	801	13,701
Class R3	784	13,535	490	8,400
Class R4	747	12,883	496	8,500
Class R6	742,365	12,783,293	535,468	9,157,871
	1,563,661	$26,934,416	1,125,252	$19,249,676
19

MFS Low Volatility Global Equity Fund
Notes to Financial Statements  - continued
	Year ended 8/31/26		Year ended 8/31/25
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(496,320)	$(8,945,082)	(390,375)	$(6,809,629)
Class B	(3,873)	(69,882)	(3,414)	(58,813)
Class C	(57,421)	(1,009,702)	(50,947)	(887,914)
Class I	(2,045,834)	(37,184,742)	(2,291,486)	(40,574,929)
Class R1	(120)	(2,112)	(1,398)	(23,596)
Class R2	(1,063)	(19,278)	(14,504)	(262,779)
Class R3	(517)	(8,988)	(45)	(793)
Class R6	(1,884,074)	(34,265,632)	(1,195,536)	(20,866,884)
	(4,489,222)	$(81,505,418)	(3,947,705)	$(69,485,337)
Net change
Class A	(5,331)	$(263,302)	87,660	$1,554,758
Class B	(3,043)	(55,712)	(2,597)	(44,993)
Class C	(25,383)	(458,278)	1,108	1,305
Class I	(489,154)	(9,518,153)	(144,359)	(3,353,893)
Class R1	1,510	26,240	334	6,286
Class R2	1,912	33,316	357	(1,345)
Class R3	346	5,963	930	16,305
Class R4	747	12,883	496	8,500
Class R6	243,175	3,544,528	1,292,209	23,115,144
	(275,221)	$(6,672,515)	1,236,138	$21,302,067
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended August 31, 2026, the fund’s commitment fee and interest expense were $1,407 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended August 31, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$427,643	$57,167,324	$52,966,802	$(225)	$(377)	$4,627,563

20

MFS Low Volatility Global Equity Fund
Notes to Financial Statements  - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$60,525	$—
21

MFS Low Volatility Global Equity Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust I and the Shareholders of MFS Low Volatility Global Equity Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Low Volatility Global Equity Fund (the “Fund”), including the portfolio of investments, as of August 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 16, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.
22

MFS Low Volatility Global Equity Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2026 income tax forms in January 2027. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $29,671,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 37.74% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
Income derived from foreign sources was $4,737,320. The fund intends to pass through foreign tax credits of $421,536 for the fiscal year.
The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
23

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Low Volatility Global Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Low Volatility Global Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Low Volatility Global Equity Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
24

MFS Low Volatility Global Equity Fund
Board Review of Investment Advisory Agreement
MFS Low Volatility Global Equity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of several months beginning in April and ending in July, 2026 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2025 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2025, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 4th quintile for each of the one- and three-year periods ended December 31, 2025 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
25

MFS Low Volatility Global Equity Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2026.
26

MFS U.S. Government Cash Reserve Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS U.S. Government Cash Reserve Fund
Portfolio of Investments − 8/31/26
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) – 63.6%
Fannie Mae, 3.7%, due 10/01/2026	$13,580,000	$13,538,524
Fannie Mae, 3.7%, due 10/27/2026	14,100,000	14,019,285
Federal Farm Credit Bank, 3.66%, due 9/02/2026	13,500,000	13,498,639
Federal Farm Credit Bank, 3.6%, due 9/30/2026	8,900,000	8,874,692
Federal Farm Credit Bank, 3.77%, due 11/04/2026	11,000,000	10,927,058
Federal Home Loan Bank, 3.65%, due 9/04/2026	14,400,000	14,395,674
Federal Home Loan Bank, 3.66%, due 10/05/2026	13,000,000	12,955,800
Federal Home Loan Bank, 3.79%, due 10/09/2026	10,000,000	9,960,364
Federal Home Loan Bank, 3.76%, due 10/16/2026	14,000,000	13,934,813
Federal Home Loan Bank, 3.82%, due 2/16/2027	12,000,000	11,790,280
Freddie Mac, 3.73%, due 10/14/2026	14,000,000	13,938,128
U.S. Treasury Bill, 3.63%, due 9/01/2026	7,550,000	7,550,000
U.S. Treasury Bill, 3.64%, due 9/08/2026	13,500,000	13,490,546
U.S. Treasury Bill, 3.72%, due 9/24/2026	18,000,000	17,957,669
U.S. Treasury Bill, 3.71%, due 10/06/2026	25,200,000	25,109,950
U.S. Treasury Bill, 3.7%, due 10/13/2026	15,000,000	14,936,116
U.S. Treasury Bill, 3.76%, due 10/27/2026	9,700,000	9,643,869
U.S. Treasury Bill, 3.89%, due 11/24/2026	18,300,000	18,135,925
U.S. Treasury Bill, 3.7%, due 11/27/2026	13,400,000	13,282,465
U.S. Treasury Bill, 3.82%, due 12/10/2026	19,700,000	19,494,354
U.S. Treasury Bill, 3.78%, due 12/15/2026	10,600,000	10,484,526
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$287,918,677
Repurchase Agreements – 36.7%
BofA Securities, Inc. Repurchase Agreement, 3.65%, dated 8/31/2026, due 9/01/2026, total to be received $82,919,406 (secured by U.S. Treasury and/or U.S. Government Agency Securities valued at $84,748,991)	$82,911,000	$82,911,000
Fixed Income Clearing Corp. – State Street Bank & Trust Co. Repurchase Agreement, 3.62%, dated 8/31/2026, due 9/01/2026, total to be received $82,919,898 (secured by U.S. Treasury and/or U.S. Government Agency Securities valued at $84,569,841)	82,911,561	82,911,561
Total Repurchase Agreements, at Cost and Value		$165,822,561
Other Assets, Less Liabilities – (0.3)%		(1,151,951)
Net Assets – 100.0%		$452,589,287

(y)	The rate shown represents an annualized yield at time of purchase.
See Notes to Financial Statements
LMMFS-ANN
1

MFS U.S. Government Cash Reserve Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/26 Assets
Investments in unaffiliated issuers, at cost and value	$287,918,677
Investments in unaffiliated repurchase agreements, at cost and value	165,822,561
Cash	1
Receivables for
Fund shares sold	18,001
Interest	16,743
Receivable from investment adviser and distributor	50,870
Other assets	1,564
Total assets	$453,828,417
Liabilities
Payables for
Distributions	$8,142
Fund shares reacquired	1,098,585
Payable to affiliates
Administrative services fee	786
Shareholder servicing costs	48,320
Payable for independent Trustees' compensation	31
Accrued expenses and other liabilities	83,266
Total liabilities	$1,239,130
Net assets	$452,589,287
Net assets consist of
Paid-in capital	$452,593,891
Total distributable earnings (loss)	(4,604)
Net assets	$452,589,287
Shares of beneficial interest outstanding	452,818,833

	Net assets	Shares outstanding	Net asset value per share
Class A	$132,311,461	132,378,204	$1.00
Class B	341,226	341,410	1.00
Class C	7,366,736	7,370,524	1.00
Class I	21,813,978	21,824,936	1.00
Class R1	5,609,253	5,612,064	1.00
Class R2	13,147,847	13,154,579	1.00
Class R3	11,499,964	11,506,040	1.00
Class R4	66,244	66,279	1.00
Class R6	260,432,578	260,564,797	1.00
A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
2

MFS U.S. Government Cash Reserve Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 8/31/26 Net investment income (loss)
Income
Interest	$17,893,905
Other	69
Total investment income	$17,893,974
Expenses
Management fee	$1,880,670
Distribution and service fees	624,288
Shareholder servicing costs	372,299
Administrative services fee	72,717
Independent Trustees' compensation	11,035
Custodian fee	23,295
Shareholder communications	15,460
Audit and tax fees	52,867
Legal fees	2,605
Miscellaneous	202,781
Total expenses	$3,258,017
Reduction of expenses by investment adviser and distributor	(1,406,958)
Net expenses	$1,851,059
Net investment income (loss)	$16,042,915
Change in net assets from operations	$16,042,915
See Notes to Financial Statements
3

MFS U.S. Government Cash Reserve Fund
Financial Statements |  Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	8/31/26	8/31/25
Change in net assets
From operations
Net investment income (loss)	$16,042,915	$19,844,494
Net realized gain (loss)	—	132
Change in net assets from operations	$16,042,915	$19,844,626
Total distributions to shareholders	$(16,042,915)	$(19,844,494)
Change in net assets from fund share transactions	$(22,210,088)	$(1,391,940)
Total change in net assets	$(22,210,088)	$(1,391,808)
Net assets
At beginning of period	474,799,375	476,191,183
At end of period	$452,589,287	$474,799,375
See Notes to Financial Statements
4

MFS U.S. Government Cash Reserve Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.04	$0.05	$0.04	$0.00 (w)
Net realized and unrealized gain (loss)	—	0.00 (w)	0.00 (w)	—	(0.00)(w)
Total from investment operations	$0.03	$0.04	$0.05	$0.04	$0.00 (w)
Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)
From net realized gain	—	—	—	—	(0.00)(w)
Total distributions declared to shareholders	$(0.03)	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	3.43	4.15	5.06	3.83	0.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.84	0.83	0.83	0.83	0.91
Expenses after expense reductions	0.42	0.42	0.42	0.43	0.21
Net investment income (loss)	3.39	4.08	4.95	3.74	0.33
Net assets at end of period (000 omitted)	$132,311	$154,267	$154,821	$161,677	$173,514

Class B	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.04	$0.05	$0.04	$0.00 (w)
Net realized and unrealized gain (loss)	—	0.00 (w)	0.00 (w)	—	(0.00)(w)
Total from investment operations	$0.03	$0.04	$0.05	$0.04	$0.00 (w)
Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)
From net realized gain	—	—	—	—	(0.00)(w)
Total distributions declared to shareholders	$(0.03)	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	3.43	4.15	5.06	3.83	0.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.59	1.58	1.58	1.58	1.66
Expenses after expense reductions	0.42	0.42	0.42	0.43	0.18
Net investment income (loss)	3.44	4.14	4.95	3.68	0.25
Net assets at end of period (000 omitted)	$341	$1,098	$2,261	$3,501	$5,194

See Notes to Financial Statements
5

MFS U.S. Government Cash Reserve Fund
Financial Highlights - continued
Class C	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.04	$0.05	$0.04	$0.00 (w)
Net realized and unrealized gain (loss)	—	0.00 (w)	0.00 (w)	—	(0.00)(w)
Total from investment operations	$0.03	$0.04	$0.05	$0.04	$0.00 (w)
Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)
From net realized gain	—	—	—	—	(0.00)(w)
Total distributions declared to shareholders	$(0.03)	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	3.43	4.15	5.06	3.83	0.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.59	1.58	1.58	1.58	1.66
Expenses after expense reductions	0.42	0.42	0.42	0.43	0.25
Net investment income (loss)	3.37	4.13	4.95	3.56	0.40
Net assets at end of period (000 omitted)	$7,367	$9,850	$16,698	$22,344	$43,674

Class I	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.04	$0.05	$0.04	$0.00 (w)
Net realized and unrealized gain (loss)	—	0.00 (w)	0.00 (w)	—	(0.00)(w)
Total from investment operations	$0.03	$0.04	$0.05	$0.04	$0.00 (w)
Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)
From net realized gain	—	—	—	—	(0.00)(w)
Total distributions declared to shareholders	$(0.03)	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	3.43	4.15	5.06	3.83	0.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.59	0.58	0.58	0.58	0.66
Expenses after expense reductions	0.42	0.42	0.42	0.43	0.20
Net investment income (loss)	3.38	4.04	4.94	3.75	0.29
Net assets at end of period (000 omitted)	$21,814	$21,680	$16,666	$17,492	$17,382

See Notes to Financial Statements
6

MFS U.S. Government Cash Reserve Fund
Financial Highlights - continued
Class R1	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.04	$0.05	$0.04	$0.00 (w)
Net realized and unrealized gain (loss)	—	0.00 (w)	0.00 (w)	—	(0.00)(w)
Total from investment operations	$0.03	$0.04	$0.05	$0.04	$0.00 (w)
Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)
From net realized gain	—	—	—	—	(0.00)(w)
Total distributions declared to shareholders	$(0.03)	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	3.43	4.15	5.06	3.82	0.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.59	1.58	1.58	1.58	1.66
Expenses after expense reductions	0.42	0.42	0.42	0.43	0.19
Net investment income (loss)	3.39	4.09	4.94	3.70	0.27
Net assets at end of period (000 omitted)	$5,609	$6,015	$6,911	$6,818	$9,298

Class R2	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.04	$0.05	$0.04	$0.00 (w)
Net realized and unrealized gain (loss)	—	0.00 (w)	0.00 (w)	—	(0.00)(w)
Total from investment operations	$0.03	$0.04	$0.05	$0.04	$0.00 (w)
Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)
From net realized gain	—	—	—	—	(0.00)(w)
Total distributions declared to shareholders	$(0.03)	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	3.43	4.15	5.06	3.82	0.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.09	1.08	1.08	1.08	1.16
Expenses after expense reductions	0.42	0.42	0.42	0.43	0.19
Net investment income (loss)	3.39	4.09	4.94	3.67	0.26
Net assets at end of period (000 omitted)	$13,148	$15,915	$17,302	$17,342	$23,726

See Notes to Financial Statements
7

MFS U.S. Government Cash Reserve Fund
Financial Highlights - continued
Class R3	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.04	$0.05	$0.04	$0.00 (w)
Net realized and unrealized gain (loss)	—	0.00 (w)	0.00 (w)	—	(0.00)(w)
Total from investment operations	$0.03	$0.04	$0.05	$0.04	$0.00 (w)
Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)
From net realized gain	—	—	—	—	(0.00)(w)
Total distributions declared to shareholders	$(0.03)	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	3.43	4.15	5.06	3.82	0.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.84	0.83	0.83	0.83	0.91
Expenses after expense reductions	0.42	0.42	0.42	0.43	0.19
Net investment income (loss)	3.40	4.09	4.95	3.74	0.29
Net assets at end of period (000 omitted)	$11,500	$10,788	$13,686	$19,628	$21,166

Class R4	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.04	$0.05	$0.04	$0.00 (w)
Net realized and unrealized gain (loss)	—	0.00 (w)	0.00 (w)	—	(0.00)(w)
Total from investment operations	$0.03	$0.04	$0.05	$0.04	$0.00 (w)
Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)
From net realized gain	—	—	—	—	(0.00)(w)
Total distributions declared to shareholders	$(0.03)	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	3.43	4.16	5.05	3.83	0.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.59	0.58	0.58	0.58	0.66
Expenses after expense reductions	0.42	0.42	0.42	0.43	0.19
Net investment income (loss)	3.38	4.08	4.94	3.77	0.27
Net assets at end of period (000 omitted)	$66	$64	$61	$2,787	$2,684

See Notes to Financial Statements
8

MFS U.S. Government Cash Reserve Fund
Financial Highlights - continued
Class R6	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.04	$0.05	$0.04	$0.01
Net realized and unrealized gain (loss)	—	0.00 (w)	0.00 (w)	—	(0.01)
Total from investment operations	$0.03	$0.04	$0.05	$0.04	$0.00 (w)
Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)
From net realized gain	—	—	—	—	(0.00)(w)
Total distributions declared to shareholders	$(0.03)	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	3.49	4.21	5.11	3.89	0.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.54	0.53	0.53	0.53	0.56
Expenses after expense reductions	0.37	0.37	0.37	0.37	0.37
Net investment income (loss)	3.43	4.13	4.99	3.85	0.99
Net assets at end of period (000 omitted)	$260,433	$255,122	$247,786	$227,118	$211,381

(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
See Notes to Financial Statements
9

MFS U.S. Government Cash Reserve Fund
Notes to Financial Statements
(1) Business and Organization
MFS U.S. Government Cash Reserve Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund’s Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund’s adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for debt instruments. Debt instruments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$453,741,238	$—	$453,741,238
For further information regarding security characteristics, see the Portfolio of Investments.
10

MFS U.S. Government Cash Reserve Fund
Notes to Financial Statements  - continued
Repurchase Agreements — The fund enters into bilateral repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties, some of which may be novated to the clearing agency, Fixed Income Clearing Corporation (FICC). Each repurchase agreement is recorded at cost. For both bilateral and cleared repurchase agreements, the fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. On a daily basis, the fund monitors the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. In the event of default, the settlement of a cleared repurchase agreement is guaranteed by FICC. Upon an event of default on a bilateral repurchase agreement, the non-defaulting party may close out all transactions traded under a Master Repurchase Agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. At August 31, 2026, the fund had investments in repurchase agreements with a gross value of $165,822,561 in the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at period end.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three-year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
During the year ended August 31, 2026, there were no significant adjustments due to differences between book and tax accounting.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 8/31/26	Year ended 8/31/25
Ordinary income (including any short-term capital gains)	$16,042,915	$19,844,494
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/26
Cost of investments	$453,741,238
Undistributed ordinary income	3,538
Other temporary differences	(8,142)
Total distributable earnings (loss)	$(4,604)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
11

MFS U.S. Government Cash Reserve Fund
Notes to Financial Statements  - continued
	Year ended 8/31/26	Year ended 8/31/25
Class A	$4,922,225	$6,399,722
Class B	25,234	66,862
Class C	342,945	490,617
Class I	740,638	887,458
Class R1	190,341	271,922
Class R2	491,720	665,449
Class R3	319,040	491,839
Class R4	2,200	2,556
Class R6	9,008,572	10,568,069
Total	$16,042,915	$19,844,494
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion	0.35%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2026. For the year ended August 31, 2026, this management fee reduction amounted to $64,609, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended August 31, 2026 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.37%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027. For the year ended August 31, 2026, this reduction amounted to $718,061, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes.  One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD.  MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
12

MFS U.S. Government Cash Reserve Fund
Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.00%	$363,303
Class B	0.75%	0.25%	1.00%	0.00%	7,341
Class C	0.75%	0.25%	1.00%	0.00%	101,621
Class R1	0.75%	0.25%	1.00%	0.00%	56,126
Class R2	0.25%	0.25%	0.50%	0.00%	72,460
Class R3	—	0.25%	0.25%	0.00%	23,437
Total Distribution and Service Fees					$624,288
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended August 31, 2026 based on each class's average daily net assets.  MFD has agreed in writing to waive any distribution and/or service fees for Class A, Class B, Class C, Class R1, Class R2, and Class R3 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027. For the year ended August 31, 2026, this reduction amounted to $363,303, $7,341, $101,621, $56,126, $72,460, and $23,437 for Class A, Class B, Class C, Class R1, Class R2, and Class R3 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares acquired through an exchange may be subject to a contingent deferred sales charge (CDSC) upon redemption depending on when the shares exchanged were originally purchased. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended August 31, 2026, were as follows:
Amount
Class A	$8,221
Class B	—
Class C	749
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2026, the fee was $195,539, which equated to 0.0416% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended August 31, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $176,760.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended August 31, 2026 was equivalent to an annual effective rate of 0.0155% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — At August 31, 2026, MFS held 100% of the outstanding shares of Class R4.
(4) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The number of shares sold, reinvested and reacquired corresponds to the net proceeds from the sale of shares, reinvestment of distributions and cost of shares reacquired, respectively, since shares are sold and reacquired at $1.00 per share. Transactions in fund shares were as follows:
13

MFS U.S. Government Cash Reserve Fund
Notes to Financial Statements  - continued
	Year ended 8/31/26	Year ended 8/31/25
Shares sold
Class A	41,732,260	81,349,652
Class B	157,082	263,009
Class C	7,738,448	5,513,420
Class I	10,033,189	20,431,502
Class R1	1,018,487	1,067,151
Class R2	4,064,482	6,814,937
Class R3	8,000,772	7,584,233
Class R6	68,166,260	73,535,478
	140,910,980	196,559,382
Shares issued to shareholders in reinvestment of distributions
Class A	4,822,266	6,271,321
Class B	24,670	66,015
Class C	337,795	467,888
Class I	719,858	863,618
Class R1	190,281	271,916
Class R2	490,809	665,449
Class R3	318,975	491,839
Class R4	2,200	2,556
Class R6	9,008,573	10,568,069
	15,915,427	19,668,671
Shares reacquired
Class A	(68,517,523)	(88,175,443)
Class B	(939,000)	(1,492,192)
Class C	(10,560,015)	(12,832,775)
Class I	(10,618,565)	(16,278,536)
Class R1	(1,615,038)	(2,234,849)
Class R2	(7,322,852)	(8,868,574)
Class R3	(7,608,420)	(10,973,549)
Class R6	(71,855,082)	(76,764,075)
	(179,036,495)	(217,619,993)
Net change
Class A	(21,962,997)	(554,470)
Class B	(757,248)	(1,163,168)
Class C	(2,483,772)	(6,851,467)
Class I	134,482	5,016,584
Class R1	(406,270)	(895,782)
Class R2	(2,767,561)	(1,388,188)
Class R3	711,327	(2,897,477)
Class R4	2,200	2,556
Class R6	5,319,751	7,339,472
	(22,210,088)	(1,391,940)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective at the close of business on May 29, 2020, the fund was closed to all purchases subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
14

MFS U.S. Government Cash Reserve Fund
Notes to Financial Statements  - continued
(5) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended August 31, 2026, the fund’s commitment fee and interest expense were $2,300 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
15

MFS U.S. Government Cash Reserve Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust I and the Shareholders of MFS U.S. Government Cash Reserve Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying  statement of assets and liabilities of MFS U.S. Government Cash Reserve Fund  (the “Fund”), including the portfolio of investments, as of August 31, 2026, the related  statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 16, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.
16

MFS U.S. Government Cash Reserve Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2026 income tax forms in January 2027. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
17

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS U.S. Government Cash Reserve Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS U.S. Government Cash Reserve Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS U.S. Government Cash Reserve Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
18

MFS U.S. Government Cash Reserve Fund
Board Review of Investment Advisory Agreement
MFS U.S. Government Cash Reserve Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of several months beginning in April and ending in July, 2026 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2025 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2025, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 4th quintile relative to the other funds in the universe for the five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 4th quintile for each of the one- and three-year periods ended December 31, 2025 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. In addition, the Trustees noted the market conditions affecting all money market funds, including the interest rate environment during portions of the relevant periods, and MFS’ voluntary waiver of all or a portion
19

MFS U.S. Government Cash Reserve Fund
Board Review of Investment Advisory Agreement - continued
of its fees to ensure that the Fund avoided a negative yield during certain periods. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each higher than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $1 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2026.
20

MFS New Discovery Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS New Discovery Fund
Portfolio of Investments − 8/31/26
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 95.9%
Aerospace & Defense – 6.8%
Amprius Technologies, Inc. (a)	547,780	$5,412,066
Applied Aerospace & Defense, Inc. (a)	617,257	8,147,792
CACI International, Inc., “A” (a)	86,908	54,144,553
DPC Holdings PLC (a)(l)	127,901	5,366,726
HawkEye 360, Inc. (a)	644,885	12,227,020
Leonardo DRS, Inc.	442,287	16,806,906
Lyntris, Inc. (a)	655,687	8,904,229
Moog, Inc., “A”	94,553	35,126,440
		$146,135,732
Apparel, Footwear, & Accessories – 1.2%
Birkenstock Holding PLC (a)(l)	489,619	$17,092,599
Reformation, Inc. (a)	630,101	9,016,746
		$26,109,345
Brokerage & Asset Managers – 3.7%
GCM Grosvenor, Inc., “A”	751,633	$10,365,019
Lincoln International, Inc.	952,663	24,045,214
PJT Partners, Inc.	130,755	23,586,894
WisdomTree Investments, Inc.	857,327	20,627,288
		$78,624,415
Business Services – 0.9%
Cipher Digital, Inc. (a)	645,551	$10,006,041
Paymentus Holdings, Inc., “A” (a)	289,365	10,301,394
		$20,307,435
Chemicals – 1.9%
BioLife Solutions, Inc. (a)	179,774	$6,664,222
Element Solutions, Inc.	950,455	33,779,171
		$40,443,393
Construction – 7.2%
Installed Business Products, Inc.	78,529	$19,069,197
James Hardie Industries PLC (a)	1,021,281	30,342,258
Knife River Corp. (a)	458,153	28,726,193
QXO, Inc. (a)	2,275,356	30,216,728
Simpson Manufacturing Co., Inc.	129,694	23,683,421
SiteOne Landscape Supply, Inc. (a)	217,571	21,437,271
		$153,475,068
Consumer Services – 0.4%
Life Time Group Holdings, Inc. (a)	204,023	$8,573,046
Diversified Financial Services – 0.7%
Miami International Holdings, Inc. (a)	337,874	$14,484,658
NDFFS-ANN
1

MFS New Discovery Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 3.1%
Advanced Drainage Systems, Inc.	83,668	$11,356,258
Arxis, Inc. (a)	228,896	11,849,946
Bel Fuse, Inc.	47,205	11,767,026
Littlefuse, Inc.	76,909	31,700,352
		$66,673,582
Energy - Independent – 2.4%
Antero Resources Corp. (a)	446,520	$17,182,090
Matador Resources Co.	413,076	23,962,539
Viper Energy, Inc., “A”	246,761	11,052,425
		$52,197,054
Engineering - Construction – 1.0%
Legence Corp., “A” (a)	216,171	$11,580,280
MYR Group, Inc. (a)	36,790	10,721,342
		$22,301,622
Entertainment & Leisure – 2.3%
Brunswick Corp.	300,817	$22,832,010
Corsair Gaming, Inc. (a)	645,921	7,847,940
Patrick Industries, Inc.	218,909	17,889,244
		$48,569,194
Food & Beverages – 0.3%
Once Upon a Farm PBC (a)(l)	381,288	$6,603,908
Food & Drug Stores – 0.5%
Sprouts Farmers Market, Inc. (a)	125,139	$10,266,404
Hardware, Peripherals, & Assembly – 3.0%
Box, Inc., “A” (a)	849,188	$30,383,946
Digi International, Inc. (a)	319,218	23,922,197
Q2 Holdings, Inc. (a)	152,270	9,903,641
		$64,209,784
Machinery & Tools – 5.7%
Donaldson Co., Inc.	347,248	$31,561,371
Finning International, Inc.	435,437	28,568,337
Flowserve Corp.	244,713	19,354,351
NPK International, Inc. (a)	1,239,797	16,464,504
Timken Co.	215,534	25,961,070
		$121,909,633
Medical & Health Technology & Services – 8.6%
Azenta, Inc. (a)	262,828	$8,581,334
Charles River Laboratories International, Inc. (a)	145,395	41,908,655
Guardant Health, Inc. (a)	119,999	19,082,241
Heartflow, Inc. (a)	376,967	18,995,367
Kardigan, Inc. (a)	473,863	9,553,078
Minimed Group, Inc. (a)(l)	866,942	17,564,245
RadNet, Inc. (a)	213,686	16,201,673
Schrodinger, Inc. (a)	906,770	17,682,015
2

MFS New Discovery Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – continued
Waystar Holding Corp. (a)	1,343,058	$35,161,258
		$184,729,866
Medical Equipment – 7.4%
AtriCure, Inc. (a)	341,866	$16,529,221
Ceribell, Inc. (a)	369,789	8,867,540
Integer Holdings Corp. (a)	231,124	28,948,281
iRhythm Technologies, Inc. (a)	133,178	15,840,191
Merit Medical Systems, Inc. (a)	494,960	44,873,074
Pulse Biosciences, Inc. (a)(l)	339,453	17,084,670
UFP Technologies, Inc. (a)	87,878	26,183,250
		$158,326,227
Metals & Mining – 2.3%
SSR Mining, Inc.	923,876	$34,746,977
Uranium Energy Corp. (a)	1,106,068	13,538,272
		$48,285,249
Network & Telecom – 1.2%
Viasat, Inc. (a)	391,861	$26,360,490
Oil Services – 1.3%
Oceaneering International, Inc. (a)	554,753	$28,714,015
Pharmaceuticals & Biotechnology – 15.8%
Adaptive Biotechnologies Corp. (a)	631,004	$15,724,620
Annexon, Inc. (a)	668,226	3,301,037
Ascendis Pharma A.S., ADR (a)	81,267	21,376,472
Braveheart Bio, Inc. (a)	345,984	8,822,592
CG Oncology, Inc. (a)	150,689	11,325,785
Cogent Biosciences, Inc. (a)	450,004	15,750,140
Collegium Pharmaceutical, Inc. (a)	585,155	14,400,665
Cytokinetics, Inc. (a)	202,120	14,332,329
Immunocore Holdings PLC, ADR (a)	304,295	11,051,994
Ionis Pharmaceuticals, Inc. (a)	262,553	15,847,699
Kiniksa Pharmaceuticals International PLC (a)	298,137	23,442,512
Kymera Therapeutics, Inc. (a)	150,719	17,906,924
Ligand Pharmaceuticals, Inc. (a)	175,886	49,969,213
Mirum Pharmaceuticals, Inc. (a)	78,586	7,705,357
Neurocrine Biosciences, Inc. (a)	68,514	10,553,211
Oruka Therapeutics, Inc. (a)	121,469	11,250,459
Parabilis Medicines, Inc. (a)(l)	271,771	10,601,787
Praxis Precision Medicines, Inc. (a)	47,786	16,739,436
Rhythm Pharmaceuticals, Inc. (a)	109,332	11,603,405
Scholar Rock Holding Corp. (a)	232,209	13,189,471
Tarsus Pharmaceuticals, Inc. (a)	122,455	9,091,059
Travere Therapeutics, Inc. (a)	133,108	8,822,398
Ultragenyx Pharmaceutical, Inc. (a)	175,165	4,415,910
Veradermics, Inc. (a)	108,307	10,658,492
		$337,882,967
Pollution Control – 1.5%
GFL Environmental, Inc.	750,829	$31,752,558
3

MFS New Discovery Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate - Storage & Office – 1.2%
Terreno Realty Corp., REIT	392,928	$26,015,763
Restaurants – 2.1%
Black Rock Coffee Bar, Inc., “A” (a)	485,111	$4,632,810
Chefs' Warehouse, Inc. (a)	362,303	40,748,218
		$45,381,028
Retail & E-commerce – 0.6%
Ollie's Bargain Outlet Holdings, Inc. (a)	171,433	$12,929,477
Semiconductor & Electronic Components – 5.5%
Advanced Energy Industries, Inc.	126,228	$34,947,484
Benchmark Electronics, Inc.	219,018	15,392,585
Formfactor, Inc. (a)	136,903	13,773,811
MACOM Technology Solutions Holdings, Inc. (a)	34,755	9,169,412
Semtech Corp. (a)	122,469	16,283,478
TTM Technologies, Inc. (a)	243,556	28,963,679
		$118,530,449
Software – 4.0%
CCC Intelligent Holdings, Inc. (a)	3,678,622	$27,442,520
DigitalOcean, Inc. (a)	85,091	9,418,723
JFrog Ltd. (a)	200,033	20,017,302
Quantinuum, Inc., “A” (a)	231,958	11,621,096
Zeta Global Holdings Corp. (a)	521,094	16,138,281
		$84,637,922
Telecom - Infrastructure – 0.5%
Blackstone Digital Infrastructure Trust, Inc., REIT (a)	530,746	$10,646,765
Telecom Services – 0.3%
Iridium Communications, Inc.	126,982	$5,965,614
Transportation & Logistics – 1.1%
Knight-Swift Transportation Holdings, Inc.	152,241	$10,430,031
XPO, Inc. (a)	63,605	12,338,734
		$22,768,765
Travel, Gaming, & Lodging – 1.4%
Ryman Hospitality Properties, Inc., REIT	167,094	$21,180,836
Sportradar Group AG (a)(l)	657,847	8,177,038
		$29,357,874
Total Common Stocks (Identified Cost, $1,629,064,781)		$2,053,169,302
Contingent Value Rights – 0.0%
Pharmaceuticals & Biotechnology – 0.0%
Sanofi S.A. (a)(u) (Identified Cost, $18,760)	40,783	$0

4

MFS New Discovery Fund
Portfolio of Investments – continued
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Warrants – 0.0%
Medical Equipment – 0.0%
OptiNose, Inc. (Expiration 11/23/27) (a) (Identified Cost, $0)	$ 2.565	11/23/22	4	$1

Issuer
Mutual Funds (h) – 3.9%
Money Market Funds – 3.9%
MFS Institutional Money Market Portfolio, 3.75% (v) (Identified Cost, $84,826,215)	84,826,939	$84,835,422
Collateral for Securities Loaned – 2.3%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.62% (j) (Identified Cost, $48,810,642)	48,810,642	$48,810,642
Other Assets, Less Liabilities – (2.1)%		(45,973,433)
Net Assets – 100.0%		$2,140,841,934

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $84,835,422 and
$2,101,979,945, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(u)
The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
5

MFS New Discovery Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/26 Assets
Investments in unaffiliated issuers, at value, including $47,265,644 of securities on loan (identified cost, $1,677,894,183)	$2,101,979,945
Investments in affiliated issuers, at value (identified cost, $84,826,215)	84,835,422
Cash	2,613,857
Receivables for
Investments sold	4,777,351
Fund shares sold	1,406,116
Interest and dividends	1,019,405
Other assets	46,944
Total assets	$2,196,679,040
Liabilities
Payables for
Investments purchased	$4,268,037
Fund shares reacquired	1,948,572
Collateral for securities loaned, at value	48,810,642
Payable to affiliates
Investment adviser	230,633
Administrative services fee	3,325
Shareholder servicing costs	361,506
Distribution and service fees	27,002
Payable for independent Trustees' compensation	139
Accrued expenses and other liabilities	187,250
Total liabilities	$55,837,106
Net assets	$2,140,841,934
Net assets consist of
Paid-in capital	$1,706,059,114
Total distributable earnings (loss)	434,782,820
Net assets	$2,140,841,934
Shares of beneficial interest outstanding	58,789,173

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$792,752,433	24,409,873	$32.48
Class B	595,572	31,148	19.12
Class C	14,895,518	775,157	19.22
Class I	213,997,437	5,370,675	39.85
Class R1	1,297,572	69,118	18.77
Class R2	13,683,250	486,412	28.13
Class R3	84,314,183	2,602,583	32.40
Class R4	30,041,278	822,717	36.51
Class R6	989,264,691	24,221,490	40.84

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $34.46 [100 / 94.25 x $32.48]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
6

MFS New Discovery Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 8/31/26 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$7,981,542
Dividends from affiliated issuers	3,025,417
Income on securities loaned	1,041,821
Other	287,075
Foreign taxes withheld	(40,554)
Total investment income	$12,295,301
Expenses
Management fee	$17,763,438
Distribution and service fees	2,348,310
Shareholder servicing costs	1,673,289
Administrative services fee	286,432
Independent Trustees' compensation	41,700
Custodian fee	107,754
Shareholder communications	185,837
Audit and tax fees	72,715
Legal fees	10,493
Miscellaneous	179,628
Total expenses	$22,669,596
Reduction of expenses by investment adviser and distributor	(1,315,786)
Net expenses	$21,353,810
Net investment income (loss)	$(9,058,509)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$384,383,071
Affiliated issuers	639
Foreign currency	22,170
Net realized gain (loss)	$384,405,880
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$45,104,431
Affiliated issuers	(1,656)
Translation of assets and liabilities in foreign currencies	(2,877)
Net unrealized gain (loss)	$45,099,898
Net realized and unrealized gain (loss)	$429,505,778
Change in net assets from operations	$420,447,269
See Notes to Financial Statements
7

MFS New Discovery Fund
Financial Statements |  Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	8/31/26	8/31/25
Change in net assets
From operations
Net investment income (loss)	$(9,058,509)	$(7,799,577)
Net realized gain (loss)	384,405,880	80,143,743
Net unrealized gain (loss)	45,099,898	66,277,454
Change in net assets from operations	$420,447,269	$138,621,620
Change in net assets from fund share transactions	$(359,984,311)	$(401,811,421)
Total change in net assets	$60,462,958	$(263,189,801)
Net assets
At beginning of period	2,080,378,976	2,343,568,777
At end of period	$2,140,841,934	$2,080,378,976
See Notes to Financial Statements
8

MFS New Discovery Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$26.65	$25.09	$22.67	$21.40	$40.53
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.18)	$(0.14)	$(0.12)	$(0.11)	$(0.21)
Net realized and unrealized gain (loss)	6.01	1.70	2.54	1.40	(11.52)
Total from investment operations	$5.83	$1.56	$2.42	$1.29	$(11.73)
Less distributions declared to shareholders
From net realized gain	$—	$—	$—	$(0.02)	$(7.40)
Net asset value, end of period (x)	$32.48	$26.65	$25.09	$22.67	$21.40
Total return (%) (r)(s)(t)(x)	21.88	6.22	10.67	6.05	(34.20)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.27	1.28	1.29	1.29	1.25
Expenses after expense reductions	1.21	1.27	1.28	1.28	1.24
Net investment income (loss)	(0.62)	(0.56)	(0.52)	(0.49)	(0.78)
Portfolio turnover rate	95	68	56	60	58
Net assets at end of period (000 omitted)	$792,752	$732,635	$770,738	$745,452	$746,682

Class B	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$15.81	$14.99	$13.65	$12.99	$27.92
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.24)	$(0.20)	$(0.18)	$(0.16)	$(0.28)
Net realized and unrealized gain (loss)	3.55	1.02	1.52	0.84	(7.25)
Total from investment operations	$3.31	$0.82	$1.34	$0.68	$(7.53)
Less distributions declared to shareholders
From net realized gain	$—	$—	$—	$(0.02)	$(7.40)
Net asset value, end of period (x)	$19.12	$15.81	$14.99	$13.65	$12.99
Total return (%) (r)(s)(t)(x)	20.94	5.47	9.82	5.27	(34.71)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.03	2.03	2.04	2.04	2.00
Expenses after expense reductions	1.96	2.02	2.03	2.03	1.98
Net investment income (loss)	(1.38)	(1.32)	(1.29)	(1.26)	(1.58)
Portfolio turnover rate	95	68	56	60	58
Net assets at end of period (000 omitted)	$596	$1,373	$2,822	$4,479	$6,854

See Notes to Financial Statements
9

MFS New Discovery Fund
Financial Highlights - continued
Class C	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$15.89	$15.07	$13.72	$13.05	$28.02
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.24)	$(0.20)	$(0.18)	$(0.16)	$(0.27)
Net realized and unrealized gain (loss)	3.57	1.02	1.53	0.85	(7.30)
Total from investment operations	$3.33	$0.82	$1.35	$0.69	$(7.57)
Less distributions declared to shareholders
From net realized gain	$—	$—	$—	$(0.02)	$(7.40)
Net asset value, end of period (x)	$19.22	$15.89	$15.07	$13.72	$13.05
Total return (%) (r)(s)(t)(x)	20.96	5.44	9.84	5.32	(34.73)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.02	2.03	2.04	2.04	2.00
Expenses after expense reductions	1.96	2.02	2.03	2.03	1.98
Net investment income (loss)	(1.37)	(1.32)	(1.28)	(1.25)	(1.56)
Portfolio turnover rate	95	68	56	60	58
Net assets at end of period (000 omitted)	$14,896	$15,925	$20,288	$24,732	$29,033

Class I	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$32.62	$30.63	$27.61	$25.98	$47.41
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.13)	$(0.10)	$(0.08)	$(0.06)	$(0.19)
Net realized and unrealized gain (loss)	7.36	2.09	3.10	1.71	(13.84)
Total from investment operations	$7.23	$1.99	$3.02	$1.65	$(14.03)
Less distributions declared to shareholders
From net realized gain	$—	$—	$—	$(0.02)	$(7.40)
Net asset value, end of period (x)	$39.85	$32.62	$30.63	$27.61	$25.98
Total return (%) (r)(s)(t)(x)	22.16	6.50	10.94	6.37	(34.07)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.02	1.03	1.04	1.04	1.00
Expenses after expense reductions	0.96	1.02	1.03	1.03	0.98
Net investment income (loss)	(0.38)	(0.31)	(0.28)	(0.25)	(0.56)
Portfolio turnover rate	95	68	56	60	58
Net assets at end of period (000 omitted)	$213,997	$241,672	$262,354	$298,827	$328,438

See Notes to Financial Statements
10

MFS New Discovery Fund
Financial Highlights - continued
Class R1	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$15.52	$14.72	$13.40	$12.75	$27.56
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.23)	$(0.19)	$(0.17)	$(0.16)	$(0.26)
Net realized and unrealized gain (loss)	3.48	0.99	1.49	0.83	(7.15)
Total from investment operations	$3.25	$0.80	$1.32	$0.67	$(7.41)
Less distributions declared to shareholders
From net realized gain	$—	$—	$—	$(0.02)	$(7.40)
Net asset value, end of period (x)	$18.77	$15.52	$14.72	$13.40	$12.75
Total return (%) (r)(s)(t)(x)	20.94	5.43	9.85	5.29	(34.73)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.02	2.03	2.04	2.04	2.00
Expenses after expense reductions	1.96	2.02	2.03	2.03	1.99
Net investment income (loss)	(1.37)	(1.31)	(1.28)	(1.26)	(1.54)
Portfolio turnover rate	95	68	56	60	58
Net assets at end of period (000 omitted)	$1,298	$1,677	$1,928	$2,305	$3,296

Class R2	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$23.14	$21.84	$19.78	$18.72	$36.54
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.22)	$(0.18)	$(0.16)	$(0.14)	$(0.26)
Net realized and unrealized gain (loss)	5.21	1.48	2.22	1.22	(10.16)
Total from investment operations	$4.99	$1.30	$2.06	$1.08	$(10.42)
Less distributions declared to shareholders
From net realized gain	$—	$—	$—	$(0.02)	$(7.40)
Net asset value, end of period (x)	$28.13	$23.14	$21.84	$19.78	$18.72
Total return (%) (r)(s)(t)(x)	21.56	5.95	10.41	5.79	(34.38)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.52	1.53	1.54	1.54	1.50
Expenses after expense reductions	1.46	1.52	1.53	1.53	1.48
Net investment income (loss)	(0.87)	(0.81)	(0.78)	(0.74)	(1.05)
Portfolio turnover rate	95	68	56	60	58
Net assets at end of period (000 omitted)	$13,683	$13,194	$15,295	$17,722	$18,975

See Notes to Financial Statements
11

MFS New Discovery Fund
Financial Highlights - continued
Class R3	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$26.59	$25.03	$22.61	$21.34	$40.45
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.18)	$(0.14)	$(0.12)	$(0.11)	$(0.21)
Net realized and unrealized gain (loss)	5.99	1.70	2.54	1.40	(11.50)
Total from investment operations	$5.81	$1.56	$2.42	$1.29	$(11.71)
Less distributions declared to shareholders
From net realized gain	$—	$—	$—	$(0.02)	$(7.40)
Net asset value, end of period (x)	$32.40	$26.59	$25.03	$22.61	$21.34
Total return (%) (r)(s)(t)(x)	21.85	6.23	10.70	6.07	(34.22)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.27	1.28	1.29	1.29	1.25
Expenses after expense reductions	1.21	1.27	1.28	1.28	1.24
Net investment income (loss)	(0.62)	(0.56)	(0.53)	(0.49)	(0.78)
Portfolio turnover rate	95	68	56	60	58
Net assets at end of period (000 omitted)	$84,314	$89,864	$101,597	$106,615	$109,206

Class R4	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$29.89	$28.07	$25.30	$23.81	$44.11
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.12)	$(0.09)	$(0.07)	$(0.05)	$(0.16)
Net realized and unrealized gain (loss)	6.74	1.91	2.84	1.56	(12.74)
Total from investment operations	$6.62	$1.82	$2.77	$1.51	$(12.90)
Less distributions declared to shareholders
From net realized gain	$—	$—	$—	$(0.02)	$(7.40)
Net asset value, end of period (x)	$36.51	$29.89	$28.07	$25.30	$23.81
Total return (%) (r)(s)(t)(x)	22.15	6.48	10.95	6.36	(34.06)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.02	1.03	1.04	1.04	1.00
Expenses after expense reductions	0.96	1.02	1.03	1.03	0.99
Net investment income (loss)	(0.37)	(0.32)	(0.28)	(0.22)	(0.52)
Portfolio turnover rate	95	68	56	60	58
Net assets at end of period (000 omitted)	$30,041	$26,326	$38,702	$40,709	$17,820

See Notes to Financial Statements
12

MFS New Discovery Fund
Financial Highlights - continued
Class R6	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$33.40	$31.32	$28.19	$26.50	$48.14
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.10)	$(0.06)	$(0.04)	$(0.03)	$(0.12)
Net realized and unrealized gain (loss)	7.54	2.14	3.17	1.74	(14.12)
Total from investment operations	$7.44	$2.08	$3.13	$1.71	$(14.24)
Less distributions declared to shareholders
From net realized gain	$—	$—	$—	$(0.02)	$(7.40)
Net asset value, end of period (x)	$40.84	$33.40	$31.32	$28.19	$26.50
Total return (%) (r)(s)(t)(x)	22.28	6.64	11.10	6.47	(33.98)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.91	0.91	0.92	0.91	0.89
Expenses after expense reductions	0.85	0.89	0.90	0.89	0.88
Net investment income (loss)	(0.26)	(0.19)	(0.15)	(0.11)	(0.36)
Portfolio turnover rate	95	68	56	60	58
Net assets at end of period (000 omitted)	$989,265	$957,714	$1,129,844	$1,137,870	$1,087,826

(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
13

MFS New Discovery Fund
Notes to Financial Statements
(1) Business and Organization
MFS New Discovery Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and
14

MFS New Discovery Fund
Notes to Financial Statements  - continued
market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,895,036,601	$1	$—	$1,895,036,602
Canada	95,067,872	—	—	95,067,872
Denmark	21,376,472	—	—	21,376,472
Germany	17,092,599	—	—	17,092,599
United Kingdom	16,418,720	—	—	16,418,720
Switzerland	8,177,038	—	—	8,177,038
France	—	—	0	0
Investment Companies	133,646,064	—	—	133,646,064
Total	$2,186,815,366	$1	$0	$2,186,815,367
For further information regarding security characteristics, see the Portfolio of Investments. At August 31, 2026, the fund held one level 3 security valued at $0, which was also held and valued at $0 at August 31, 2025.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the
15

MFS New Discovery Fund
Notes to Financial Statements  - continued
extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $47,265,644.  The fair value of the fund's investment securities on loan and a related liability of $48,810,642 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three-year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The fund declared no distributions for the years ended August 31, 2026 and August 31, 2025.
The federal tax cost and the tax basis components of distributable earnings were as follows:
16

MFS New Discovery Fund
Notes to Financial Statements  - continued
As of 8/31/26
Cost of investments	$1,786,039,868
Gross appreciation	497,957,357
Gross depreciation	(97,181,858)
Net unrealized appreciation (depreciation)	$400,775,499
Undistributed ordinary income	22,648,101
Undistributed long-term capital gain	11,345,086
Other temporary differences	14,134
Total distributable earnings (loss)	$434,782,820
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase.
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2.5 billion	0.80%
In excess of $2.5 billion and up to $5 billion	0.75%
In excess of $5 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2026. For the year ended August 31, 2026, this management fee reduction amounted to $287,972, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended August 31, 2026 was equivalent to an annual effective rate of 0.83% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), other interest expense, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class's average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
1.21%	1.96%	1.96%	0.96%	1.96%	1.46%	1.21%	0.96%	0.85%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027. For the year ended August 31, 2026, this reduction amounted to $1,027,428, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $65,806 for the year ended August 31, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
17

MFS New Discovery Fund
Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,903,316
Class B	0.75%	0.25%	1.00%	1.00%	10,557
Class C	0.75%	0.25%	1.00%	1.00%	155,107
Class R1	0.75%	0.25%	1.00%	1.00%	13,940
Class R2	0.25%	0.25%	0.50%	0.50%	65,348
Class R3	—	0.25%	0.25%	0.25%	200,042
Total Distribution and Service Fees					$2,348,310
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended August 31, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended August 31, 2026, this rebate amounted to $380, $2, and $4 for Class A, Class B, and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended August 31, 2026, were as follows:
Amount
Class A	$12,789
Class B	—
Class C	1,086
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2026, the fee was $298,318, which equated to 0.0142% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended August 31, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,374,971.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended August 31, 2026 was equivalent to an annual effective rate of 0.0137% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the year ended August 31, 2026, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $2,886,350. The sales transactions resulted in net realized gains (losses) of $120,908.
18

MFS New Discovery Fund
Notes to Financial Statements  - continued
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended August 31, 2026, this reimbursement amounted to $286,825, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the year ended August 31, 2026, purchases and sales of investments, other than short-term obligations, aggregated $1,911,869,889 and $2,302,879,186, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 8/31/26		Year ended 8/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,491,663	$43,142,487	2,680,781	$66,688,063
Class B	207	3,563	358	5,209
Class C	77,502	1,332,215	70,891	1,062,887
Class I	630,221	22,336,205	1,497,878	45,797,102
Class R1	6,556	110,969	11,606	171,207
Class R2	57,542	1,461,749	74,372	1,618,716
Class R3	339,021	9,902,494	381,130	9,475,451
Class R4	174,636	5,660,896	244,693	6,817,709
Class R6	3,185,255	113,401,134	4,938,404	145,492,138
	5,962,603	$197,351,712	9,900,113	$277,128,482
Shares reacquired
Class A	(4,568,999)	$(133,808,439)	(5,914,851)	$(147,882,960)
Class B	(55,892)	(978,444)	(101,719)	(1,505,513)
Class C	(304,600)	(5,304,625)	(414,899)	(6,228,412)
Class I	(2,668,251)	(91,972,037)	(2,655,141)	(80,783,134)
Class R1	(45,435)	(753,042)	(34,574)	(507,181)
Class R2	(141,185)	(3,520,986)	(204,658)	(4,377,717)
Class R3	(1,116,436)	(31,337,913)	(1,060,878)	(26,378,674)
Class R4	(232,588)	(7,613,989)	(742,990)	(20,983,637)
Class R6	(7,639,999)	(282,046,548)	(12,338,428)	(390,292,675)
	(16,773,385)	$(557,336,023)	(23,468,138)	$(678,939,903)
Net change
Class A	(3,077,336)	$(90,665,952)	(3,234,070)	$(81,194,897)
Class B	(55,685)	(974,881)	(101,361)	(1,500,304)
Class C	(227,098)	(3,972,410)	(344,008)	(5,165,525)
Class I	(2,038,030)	(69,635,832)	(1,157,263)	(34,986,032)
Class R1	(38,879)	(642,073)	(22,968)	(335,974)
Class R2	(83,643)	(2,059,237)	(130,286)	(2,759,001)
Class R3	(777,415)	(21,435,419)	(679,748)	(16,903,223)
Class R4	(57,952)	(1,953,093)	(498,297)	(14,165,928)
Class R6	(4,454,744)	(168,645,414)	(7,400,024)	(244,800,537)
	(10,810,782)	$(359,984,311)	(13,568,025)	$(401,811,421)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 6%, 5%, 4%, and 2%, respectively, of the value of outstanding voting shares of the fund. In
19

MFS New Discovery Fund
Notes to Financial Statements  - continued
addition, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065, the MFS Lifetime 2070 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended August 31, 2026, the fund’s commitment fee and interest expense were $9,434 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended August 31, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$70,827,143	$897,818,241	$883,808,945	$639	$(1,656)	$84,835,422

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,025,417	$—
20

MFS New Discovery Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of MFS New Discovery Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS New Discovery Fund (the “Fund”) (one of the funds constituting MFS Series Trust I (the “Trust”)), including the portfolio of investments, as of August 31, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust I) at August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
October 16, 2026
21

MFS New Discovery Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2026 income tax forms in January 2027.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $4,000 as capital gain dividends paid during the fiscal year.
The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
22

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS New Discovery Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS New Discovery Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS New Discovery Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
23

MFS New Discovery Fund
Board Review of Investment Advisory Agreement
MFS New Discovery Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of several months beginning in April and ending in July, 2026 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2025 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2025, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 4th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 2nd quintile for the one-year period and the 4th quintile for the three-year period ended December 31, 2025 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
The Trustees expressed continued concern to MFS about the substandard investment performance of the Fund.  In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings.  After reviewing these and related factors, the Trustees concluded, within the context
24

MFS New Discovery Fund
Board Review of Investment Advisory Agreement - continued
of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each higher than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2.5 billion, and $5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2026.
25

MFS Core Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Core Equity Fund
Portfolio of Investments − 8/31/26
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace & Defense – 2.5%
Curtiss-Wright Corp.	28,508	$16,606,765
General Dynamics Corp.	55,467	20,597,671
General Electric Co.	39,433	13,238,052
Howmet Aerospace, Inc.	93,588	22,924,381
Leidos Holdings, Inc.	163,633	22,942,983
Moog, Inc., “A”	25,016	9,293,444
RBC Bearings, Inc. (a)	25,384	12,546,296
RTX Corp.	176,217	36,605,557
Textron, Inc.	120,807	9,732,212
		$164,487,361
Apparel, Footwear, & Accessories – 0.4%
Amer Sports, Inc. (a)	306,412	$9,360,887
Birkenstock Holding PLC (a)(l)	313,705	10,951,441
Wolverine World Wide, Inc.	188,134	3,711,884
		$24,024,212
Auto & Auto Components – 1.2%
Carvana Co. (a)	473,404	$34,776,258
LKQ Corp.	380,595	9,552,935
Tesla, Inc. (a)	86,390	31,787,200
		$76,116,393
Brokerage & Asset Managers – 1.6%
Blackrock, Inc.	8,787	$10,154,345
KKR & Co., Inc.	265,370	29,116,396
Northern Trust Corp.	58,373	10,831,694
Raymond James Financial, Inc.	149,526	26,641,047
Robinhood Markets, Inc. (a)	161,406	16,916,963
TPG, Inc.	215,288	11,651,387
		$105,311,832
Business Services – 0.8%
Accenture PLC, “A”	54,128	$10,271,329
CoStar Group, Inc. (a)	564,849	18,114,708
Global Payments, Inc.	161,262	14,682,905
Paymentus Holdings, Inc., “A” (a)	346,929	12,350,672
		$55,419,614
Chemicals – 0.4%
Linde PLC	47,209	$23,112,582
Construction – 1.3%
CRH PLC	327,418	$30,872,243
Ferguson Enterprises, Inc.	60,046	13,480,928
Sherwin-Williams Co.	52,931	17,933,552
Simpson Manufacturing Co., Inc.	85,089	15,538,102
RGIFS-ANN

MFS Core Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
SiteOne Landscape Supply, Inc. (a)	101,448	$9,995,672
		$87,820,497
Consumer Products – 0.8%
Colgate-Palmolive Co.	284,359	$25,541,125
e.l.f. Beauty, Inc. (a)	31,095	3,390,910
International Flavors & Fragrances, Inc.	65,450	5,650,299
Kenvue, Inc.	1,044,955	19,728,750
		$54,311,084
Consumer Services – 1.1%
Cintas Corp.	74,665	$15,066,650
Life Time Group Holdings, Inc. (a)	209,627	8,808,527
Uber Technologies, Inc. (a)	611,348	46,248,476
		$70,123,653
Containers – 0.3%
Avery Dennison Corp.	65,766	$11,450,518
Smurfit Westrock PLC	236,854	11,108,453
		$22,558,971
Diversified Financial Services – 2.8%
CME Group, Inc.	91,456	$26,110,688
Mastercard, Inc., “A”	159,414	93,944,264
Moody's Corp.	55,988	28,253,784
Visa, Inc., “A”	93,745	35,564,041
		$183,872,777
Electrical Equipment – 2.3%
AMETEK, Inc.	108,962	$25,624,594
Amphenol Corp., “A”	266,317	42,224,560
Arxis, Inc. (a)	219,650	11,371,281
Eaton Corp. PLC	55,523	22,313,583
Emerson Electric Co.	165,219	25,185,984
W.W. Grainger, Inc.	16,874	22,096,334
		$148,816,336
Energy - Independent – 2.9%
ConocoPhillips	453,543	$60,089,912
EQT Corp.	214,538	11,623,669
ExxonMobil Holdings Corp.	452,532	72,835,025
Permian Resources Corp.	472,271	10,999,192
Valero Energy Corp.	87,257	31,318,282
		$186,866,080
Energy - Renewables – 0.5%
GE Vernova, Inc.	35,127	$31,562,663

MFS Core Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Engineering - Construction – 1.1%
Jacobs Solutions, Inc.	145,192	$21,640,868
Legence Corp., “A” (a)	484,746	25,967,843
MYR Group, Inc. (a)	89,060	25,953,865
		$73,562,576
Entertainment & Leisure – 0.4%
Live Nation Entertainment, Inc. (a)	128,084	$23,041,031
Food & Beverages – 1.3%
Celsius Holdings, Inc. (a)	119,279	$3,751,325
Coca-Cola Europacific Partners PLC	122,512	13,233,746
Mondelez International, Inc.	370,272	22,982,783
PepsiCo, Inc.	251,884	35,349,401
Tyson Foods, Inc., “A”	136,188	7,509,406
		$82,826,661
Food & Drug Stores – 0.1%
Sprouts Farmers Market, Inc. (a)	72,313	$5,932,559
Global Systemically Important Banks – 3.7%
Bank of America Corp.	1,550,285	$96,024,653
JPMorgan Chase & Co.	351,224	125,042,768
Morgan Stanley	85,771	18,296,670
		$239,364,091
Hardware, Peripherals, & Assembly – 9.7%
Apple, Inc. (s)	1,116,431	$353,741,162
Arista Networks, Inc. (a)	421,239	82,432,260
Coherent Corp. (a)	39,177	10,884,546
Hewlett Packard Enterprise	470,465	24,577,091
Micron Technology, Inc.	64,049	61,405,698
Sandisk Corp. of Delaware (a)	20,651	32,353,922
Seagate Technology Holdings PLC	49,049	40,631,211
Zebra Technologies Corp., “A” (a)	66,100	23,369,655
		$629,395,545
Health Maintenance Organizations – 1.0%
Cigna Group	148,017	$40,864,533
Humana, Inc.	62,077	23,789,769
		$64,654,302
Insurance – 3.1%
Aon PLC	106,237	$34,157,320
Arthur J. Gallagher & Co.	98,630	25,855,855
Assurant, Inc.	30,359	8,556,988
Chubb Ltd.	125,792	42,593,171
Everest Group Ltd.	23,922	8,962,377
Lincoln National Corp.	217,080	9,245,437
Principal Financial Group, Inc.	155,110	17,086,918
Progressive Corp.	121,411	26,477,311
Selective Insurance Group, Inc.	88,325	8,063,189

MFS Core Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Willis Towers Watson PLC	65,859	$22,296,564
		$203,295,130
Interactive Media Services – 6.7%
Alphabet, Inc., “A” (s)	895,275	$303,811,571
Meta Platforms, Inc., “A”	235,706	134,903,972
		$438,715,543
Machinery & Tools – 2.0%
Caterpillar, Inc.	27,961	$22,298,059
Donaldson Co., Inc.	106,754	9,702,871
Nordson Corp.	58,238	18,736,329
Parker Hannifin Corp.	21,664	21,218,588
Pentair PLC	324,124	19,596,537
Timken Co.	44,701	5,384,236
Trane Technologies PLC	75,633	33,611,305
		$130,547,925
Media – 1.4%
Netflix, Inc. (a)	560,390	$45,419,610
Spotify Technology S.A. (a)	88,997	48,380,549
		$93,800,159
Medical & Health Technology & Services – 0.2%
IDEXX Laboratories, Inc. (a)	18,162	$10,110,604
Lumexa Imaging Holdings, Inc. (a)	453,221	5,289,089
		$15,399,693
Medical Equipment – 3.6%
Becton, Dickinson and Co.	196,636	$36,989,198
Boston Scientific Corp. (a)	840,297	40,586,345
Medtronic PLC	616,159	55,854,813
Natera, Inc. (a)	18,518	5,962,055
Repligen Corp. (a)	238,239	43,116,494
STERIS PLC	51,353	11,946,762
UFP Technologies, Inc. (a)	26,625	7,932,919
Waters Corp. (a)	75,885	31,464,198
		$233,852,784
Natural Gas - Pipeline – 0.5%
Cheniere Energy, Inc.	109,395	$31,909,428
Non-Global Systemically Important Banks – 1.0%
Columbia Banking System, Inc.	215,574	$6,389,613
Community Financial System, “I”	285,883	17,939,158
Fifth Third Bancorp	334,524	17,987,356
M&T Bank Corp.	55,145	12,900,621
Prosperity Bancshares, Inc.	151,858	10,866,959
		$66,083,707

MFS Core Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 0.5%
SLB Ltd.	290,148	$17,437,895
TechnipFMC PLC	153,676	12,009,779
		$29,447,674
Pharmaceuticals & Biotechnology – 6.1%
Gilead Sciences, Inc.	782,204	$114,467,733
Illumina, Inc. (a)	43,209	9,230,739
Johnson & Johnson	368,687	98,015,439
Pfizer, Inc.	4,022,747	114,487,380
Vertex Pharmaceuticals, Inc. (a)	107,985	58,799,992
		$395,001,283
Pollution Control – 0.6%
GFL Environmental, Inc.	880,232	$37,225,011
Real Estate – 0.6%
Federal Realty Investment Trust, REIT	188,011	$21,814,916
NNN REIT, Inc.	349,273	15,787,140
		$37,602,056
Real Estate - Storage & Office – 0.4%
Highwoods Properties, Inc., REIT	347,115	$10,621,719
Rexford Industrial Realty, Inc., REIT	181,631	6,727,612
SmartStop Self Storage REIT	195,943	6,362,269
		$23,711,600
Restaurants – 0.6%
Aramark	383,599	$21,600,460
Performance Food Group Co. (a)	197,099	19,546,308
		$41,146,768
Retail & E-commerce – 6.3%
Amazon.com, Inc. (a)(s)	1,181,245	$306,852,014
BJ's Wholesale Club Holdings, Inc. (a)	497,734	45,119,587
Floor & Decor Holdings, Inc., “A” (a)	532,532	26,770,383
TJX Cos., Inc.	238,390	31,922,805
		$410,664,789
Semiconductor & Electronic Components – 14.5%
Advanced Energy Industries, Inc.	54,828	$15,179,680
Advanced Micro Devices (a)	185,852	87,484,253
Analog Devices, Inc.	77,124	27,929,685
Applied Materials, Inc.	63,199	28,969,790
Broadcom, Inc.	608,216	225,246,714
KLA Corp.	306,977	53,859,115
MACOM Technology Solutions Holdings, Inc. (a)	55,110	14,539,671
Marvell Technology, Inc.	59,894	12,677,164
NVIDIA Corp.	2,172,529	479,650,953
		$945,537,025

MFS Core Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Software – 9.7%
Bentley Systems, Inc., “B”	486,751	$17,888,099
Cadence Design Systems, Inc. (a)	174,534	59,128,629
DigitalOcean, Inc. (a)	81,140	8,981,387
Guidewire Software, Inc. (a)	83,691	17,135,732
Microsoft Corp.	711,005	360,685,726
MongoDB, Inc. (a)	38,277	17,353,644
Okta, Inc. (a)	246,153	42,594,315
Palantir Technologies, Inc. (a)	251,545	46,882,957
ServiceTitan, Inc., “A” (a)	194,476	19,066,427
Snowflake, Inc., “A” (a)	86,487	28,664,386
Zeta Global Holdings Corp. (a)	477,766	14,796,413
		$633,177,715
Telecom - Infrastructure – 0.4%
Blackstone Digital Infrastructure Trust, Inc., REIT (a)	1,203,430	$24,140,806
Telecom Services – 0.6%
Space Exploration Technologies, “A” (a)	124,663	$17,912,826
T-Mobile USA, Inc.	134,090	24,195,200
		$42,108,026
Tobacco – 0.6%
Philip Morris International, Inc.	204,497	$38,302,288
Transportation & Logistics – 0.9%
FedEx Corp.	42,643	$13,961,318
Union Pacific Corp.	91,291	27,448,465
XPO, Inc. (a)	89,066	17,277,913
		$58,687,696
Travel, Gaming, & Lodging – 0.6%
Hilton Worldwide Holdings, Inc.	76,605	$24,228,630
Viking Holdings Ltd. (a)	158,588	13,660,770
		$37,889,400
Utilities – 1.8%
Duke Energy Corp.	145,882	$17,492,711
Evergy, Inc.	151,895	12,306,533
NextEra Energy, Inc.	216,309	17,810,883
PG&E Corp.	1,667,038	22,121,594
Sempra	250,640	20,477,288
Vistra Corp.	117,122	16,089,049
Xcel Energy, Inc.	183,288	13,873,069
		$120,171,127
Total Common Stocks (Identified Cost, $3,914,230,196)		$6,441,598,453
Mutual Funds (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 3.75% (v) (Identified Cost, $18,338,006)	18,337,170	$18,339,004

MFS Core Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 0.2%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.62% (j) (Identified Cost, $10,957,100)	10,957,100	$10,957,100
Other Assets, Less Liabilities – 0.6%		38,555,260
Net Assets – 100.0%		$6,509,449,817

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $18,339,004 and
$6,452,555,553, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(s)	Security or a portion of the security was pledged to cover collateral requirements.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
At August 31, 2026, the fund had cash collateral of $5,179 and other liquid securities collateral with an aggregate value of $564,400. Cash collateral posted and/or cash pledged in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

MFS Core Equity Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/26 Assets
Investments in unaffiliated issuers, at value, including $10,479,982 of securities on loan (identified cost, $3,925,187,296)	$6,452,555,553
Investments in affiliated issuers, at value (identified cost, $18,338,006)	18,339,004
Cash pledged	5,179
Receivables for
Investments sold	48,053,573
Fund shares sold	3,641,859
Interest and dividends	6,146,735
Other assets	12,144
Total assets	$6,528,754,047
Liabilities
Payables for
Fund shares reacquired	$6,712,240
Collateral for securities loaned, at value	10,957,100
Payable to affiliates
Investment adviser	363,718
Administrative services fee	6,392
Shareholder servicing costs	922,004
Distribution and service fees	94,590
Payable for independent Trustees' compensation	422
Accrued expenses and other liabilities	247,764
Total liabilities	$19,304,230
Net assets	$6,509,449,817
Net assets consist of
Paid-in capital	$3,189,429,004
Total distributable earnings (loss)	3,320,020,813
Net assets	$6,509,449,817
Shares of beneficial interest outstanding	112,232,869

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,999,666,243	53,978,005	$55.57
Class B	2,787,672	63,448	43.94
Class C	80,366,893	1,876,286	42.83
Class I	1,092,919,242	17,956,907	60.86
Class R1	8,173,512	190,770	42.84
Class R2	14,964,929	280,245	53.40
Class R3	35,371,239	637,986	55.44
Class R4	25,930,281	458,361	56.57
Class R6	2,249,269,806	36,790,861	61.14

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $58.96 [100 / 94.25 x $55.57]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

MFS Core Equity Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 8/31/26 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$71,934,598
Dividends from affiliated issuers	1,616,504
Income on securities loaned	423,057
Other	261,572
Foreign taxes withheld	(56,018)
Total investment income	$74,179,713
Expenses
Management fee	$33,672,912
Distribution and service fees	8,495,311
Shareholder servicing costs	4,141,104
Administrative services fee	569,651
Independent Trustees' compensation	126,490
Custodian fee	137,329
Shareholder communications	271,352
Audit and tax fees	77,141
Legal fees	36,996
Miscellaneous	296,500
Total expenses	$47,824,786
Reduction of expenses by investment adviser and distributor	(891,914)
Net expenses	$46,932,872
Net investment income (loss)	$27,246,841
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$879,265,783
Affiliated issuers	(5,467)
Net realized gain (loss)	$879,260,316
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$972,062
Affiliated issuers	(822)
Net unrealized gain (loss)	$971,240
Net realized and unrealized gain (loss)	$880,231,556
Change in net assets from operations	$907,478,397
See Notes to Financial Statements

MFS Core Equity Fund
Financial Statements |  Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	8/31/26	8/31/25
Change in net assets
From operations
Net investment income (loss)	$27,246,841	$33,879,091
Net realized gain (loss)	879,260,316	847,569,059
Net unrealized gain (loss)	971,240	(87,589,513)
Change in net assets from operations	$907,478,397	$793,858,637
Total distributions to shareholders	$(770,009,078)	$(503,905,097)
Change in net assets from fund share transactions	$(319,655,489)	$(571,064,807)
Total change in net assets	$(182,186,170)	$(281,111,267)
Net assets
At beginning of period	6,691,635,987	6,972,747,254
At end of period	$6,509,449,817	$6,691,635,987
See Notes to Financial Statements

MFS Core Equity Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$54.98	$52.69	$43.63	$40.07	$49.38
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.19	$0.22	$0.25	$0.15
Net realized and unrealized gain (loss)	7.24	6.25	9.99	4.76	(6.00)
Total from investment operations	$7.39	$6.44	$10.21	$5.01	$(5.85)
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.27)	$(0.29)	$(0.15)	$(0.08)
From net realized gain	(6.56)	(3.88)	(0.86)	(1.30)	(3.39)
Total distributions declared to shareholders	$(6.80)	$(4.15)	$(1.15)	$(1.45)	$(3.46)
Net asset value, end of period (x)	$55.57	$54.98	$52.69	$43.63	$40.07
Total return (%) (r)(s)(t)(x)	14.93	12.67	23.92	12.97	(12.87)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.88	0.89	0.90	0.92	0.92
Expenses after expense reductions	0.87	0.88	0.89	0.90	0.91
Net investment income (loss)	0.27	0.36	0.47	0.63	0.35
Portfolio turnover rate	57	43	30	35	25
Net assets at end of period (000 omitted)	$2,999,666	$2,925,639	$2,800,060	$2,356,842	$2,156,741
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding interest expense and fees	N/A	0.87	0.88	0.89	0.89

See Notes to Financial Statements

MFS Core Equity Fund
Financial Highlights - continued
Class B	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$44.92	$43.82	$36.52	$33.87	$42.49
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.19)	$(0.17)	$(0.11)	$(0.04)	$(0.16)
Net realized and unrealized gain (loss)	5.77	5.15	8.34	3.99	(5.07)
Total from investment operations	$5.58	$4.98	$8.23	$3.95	$(5.23)
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.07)	$—	$—
From net realized gain	(6.56)	(3.88)	(0.86)	(1.30)	(3.39)
Total distributions declared to shareholders	$(6.56)	$(3.88)	$(0.93)	$(1.30)	$(3.39)
Net asset value, end of period (x)	$43.94	$44.92	$43.82	$36.52	$33.87
Total return (%) (r)(s)(t)(x)	14.10	11.82	23.00	12.14	(13.52)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.64	1.64	1.65	1.67	1.67
Expenses after expense reductions	1.62	1.63	1.64	1.65	1.66
Net investment income (loss)	(0.45)	(0.39)	(0.28)	(0.13)	(0.42)
Portfolio turnover rate	57	43	30	35	25
Net assets at end of period (000 omitted)	$2,788	$6,505	$9,486	$11,587	$15,456
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding interest expense and fees	N/A	1.62	1.63	1.64	1.64

See Notes to Financial Statements

MFS Core Equity Fund
Financial Highlights - continued
Class C	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$43.96	$42.95	$35.88	$33.30	$41.83
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.19)	$(0.16)	$(0.11)	$(0.04)	$(0.15)
Net realized and unrealized gain (loss)	5.62	5.05	8.17	3.92	(4.99)
Total from investment operations	$5.43	$4.89	$8.06	$3.88	$(5.14)
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.13)	$—	$—
From net realized gain	(6.56)	(3.88)	(0.86)	(1.30)	(3.39)
Total distributions declared to shareholders	$(6.56)	$(3.88)	$(0.99)	$(1.30)	$(3.39)
Net asset value, end of period (x)	$42.83	$43.96	$42.95	$35.88	$33.30
Total return (%) (r)(s)(t)(x)	14.06	11.85	22.96	12.14	(13.51)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.63	1.64	1.65	1.67	1.67
Expenses after expense reductions	1.62	1.63	1.64	1.65	1.66
Net investment income (loss)	(0.47)	(0.39)	(0.28)	(0.12)	(0.41)
Portfolio turnover rate	57	43	30	35	25
Net assets at end of period (000 omitted)	$80,367	$102,648	$105,783	$99,365	$105,731
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding interest expense and fees	N/A	1.62	1.63	1.64	1.64

See Notes to Financial Statements

MFS Core Equity Fund
Financial Highlights - continued
Class I	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$59.57	$56.73	$46.84	$42.90	$52.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.34	$0.37	$0.38	$0.29
Net realized and unrealized gain (loss)	7.90	6.76	10.74	5.11	(6.44)
Total from investment operations	$8.21	$7.10	$11.11	$5.49	$(6.15)
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.38)	$(0.36)	$(0.25)	$(0.18)
From net realized gain	(6.56)	(3.88)	(0.86)	(1.30)	(3.39)
Total distributions declared to shareholders	$(6.92)	$(4.26)	$(1.22)	$(1.55)	$(3.57)
Net asset value, end of period (x)	$60.86	$59.57	$56.73	$46.84	$42.90
Total return (%) (r)(s)(t)(x)	15.21	12.95	24.23	13.27	(12.67)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.63	0.64	0.65	0.67	0.68
Expenses after expense reductions	0.62	0.63	0.64	0.65	0.66
Net investment income (loss)	0.53	0.61	0.73	0.88	0.60
Portfolio turnover rate	57	43	30	35	25
Net assets at end of period (000 omitted)	$1,092,919	$1,287,115	$1,745,478	$1,599,892	$1,405,183
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding interest expense and fees	N/A	0.62	0.63	0.64	0.64

See Notes to Financial Statements

MFS Core Equity Fund
Financial Highlights - continued
Class R1	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$43.97	$42.97	$35.90	$33.35	$41.89
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.20)	$(0.16)	$(0.11)	$(0.04)	$(0.15)
Net realized and unrealized gain (loss)	5.63	5.04	8.18	3.93	(5.00)
Total from investment operations	$5.43	$4.88	$8.07	$3.89	$(5.15)
Less distributions declared to shareholders
From net investment income	$—	$(0.00)(w)	$(0.14)	$(0.04)	$—
From net realized gain	(6.56)	(3.88)	(0.86)	(1.30)	(3.39)
Total distributions declared to shareholders	$(6.56)	$(3.88)	$(1.00)	$(1.34)	$(3.39)
Net asset value, end of period (x)	$42.84	$43.97	$42.97	$35.90	$33.35
Total return (%) (r)(s)(t)(x)	14.06	11.82	22.99	12.15	(13.52)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.63	1.64	1.65	1.66	1.68
Expenses after expense reductions	1.62	1.63	1.64	1.65	1.66
Net investment income (loss)	(0.48)	(0.39)	(0.28)	(0.12)	(0.41)
Portfolio turnover rate	57	43	30	35	25
Net assets at end of period (000 omitted)	$8,174	$7,949	$7,533	$6,437	$2,974
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding interest expense and fees	N/A	1.62	1.63	1.64	1.64

See Notes to Financial Statements

MFS Core Equity Fund
Financial Highlights - continued
Class R2	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$53.07	$50.97	$42.28	$38.87	$48.04
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.06	$0.10	$0.15	$0.05
Net realized and unrealized gain (loss)	6.97	6.04	9.67	4.62	(5.83)
Total from investment operations	$6.98	$6.10	$9.77	$4.77	$(5.78)
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.12)	$(0.22)	$(0.06)	$—
From net realized gain	(6.56)	(3.88)	(0.86)	(1.30)	(3.39)
Total distributions declared to shareholders	$(6.65)	$(4.00)	$(1.08)	$(1.36)	$(3.39)
Net asset value, end of period (x)	$53.40	$53.07	$50.97	$42.28	$38.87
Total return (%) (r)(s)(t)(x)	14.64	12.40	23.60	12.73	(13.08)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.13	1.14	1.15	1.17	1.18
Expenses after expense reductions	1.12	1.13	1.13	1.14	1.15
Net investment income (loss)	0.02	0.11	0.23	0.39	0.11
Portfolio turnover rate	57	43	30	35	25
Net assets at end of period (000 omitted)	$14,965	$15,329	$19,682	$19,553	$18,825
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding interest expense and fees	N/A	1.12	1.12	1.13	1.13

See Notes to Financial Statements

MFS Core Equity Fund
Financial Highlights - continued
Class R3	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$54.81	$52.52	$43.50	$39.94	$49.22
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.19	$0.22	$0.25	$0.15
Net realized and unrealized gain (loss)	7.22	6.24	9.95	4.75	(5.98)
Total from investment operations	$7.37	$6.43	$10.17	$5.00	$(5.83)
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.26)	$(0.29)	$(0.14)	$(0.06)
From net realized gain	(6.56)	(3.88)	(0.86)	(1.30)	(3.39)
Total distributions declared to shareholders	$(6.74)	$(4.14)	$(1.15)	$(1.44)	$(3.45)
Net asset value, end of period (x)	$55.44	$54.81	$52.52	$43.50	$39.94
Total return (%) (r)(s)(t)(x)	14.93	12.68	23.89	12.99	(12.87)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.88	0.89	0.90	0.92	0.92
Expenses after expense reductions	0.87	0.88	0.89	0.90	0.91
Net investment income (loss)	0.28	0.36	0.47	0.63	0.34
Portfolio turnover rate	57	43	30	35	25
Net assets at end of period (000 omitted)	$35,371	$52,424	$66,337	$63,678	$60,662
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding interest expense and fees	N/A	0.87	0.88	0.89	0.89

See Notes to Financial Statements

MFS Core Equity Fund
Financial Highlights - continued
Class R4	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$55.85	$53.43	$44.19	$40.56	$49.93
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.32	$0.34	$0.36	$0.27
Net realized and unrealized gain (loss)	7.37	6.35	10.12	4.82	(6.08)
Total from investment operations	$7.65	$6.67	$10.46	$5.18	$(5.81)
Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.37)	$(0.36)	$(0.25)	$(0.17)
From net realized gain	(6.56)	(3.88)	(0.86)	(1.30)	(3.39)
Total distributions declared to shareholders	$(6.93)	$(4.25)	$(1.22)	$(1.55)	$(3.56)
Net asset value, end of period (x)	$56.57	$55.85	$53.43	$44.19	$40.56
Total return (%) (r)(s)(t)(x)	15.22	12.95	24.22	13.28	(12.67)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.63	0.64	0.65	0.67	0.67
Expenses after expense reductions	0.62	0.63	0.64	0.65	0.66
Net investment income (loss)	0.53	0.61	0.72	0.88	0.60
Portfolio turnover rate	57	43	30	35	25
Net assets at end of period (000 omitted)	$25,930	$32,088	$43,571	$39,499	$36,425
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding interest expense and fees	N/A	0.62	0.63	0.64	0.64

See Notes to Financial Statements

MFS Core Equity Fund
Financial Highlights - continued
Class R6	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$59.81	$56.96	$47.01	$43.06	$52.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.35	$0.39	$0.41	$0.42	$0.33
Net realized and unrealized gain (loss)	7.96	6.77	10.79	5.12	(6.45)
Total from investment operations	$8.31	$7.16	$11.20	$5.54	$(6.12)
Less distributions declared to shareholders
From net investment income	$(0.42)	$(0.43)	$(0.39)	$(0.29)	$(0.22)
From net realized gain	(6.56)	(3.88)	(0.86)	(1.30)	(3.39)
Total distributions declared to shareholders	$(6.98)	$(4.31)	$(1.25)	$(1.59)	$(3.60)
Net asset value, end of period (x)	$61.14	$59.81	$56.96	$47.01	$43.06
Total return (%) (r)(s)(t)(x)	15.33	13.03	24.34	13.36	(12.57)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.56	0.56	0.57	0.58	0.59
Expenses after expense reductions	0.54	0.55	0.56	0.56	0.57
Net investment income (loss)	0.60	0.69	0.80	0.97	0.69
Portfolio turnover rate	57	43	30	35	25
Net assets at end of period (000 omitted)	$2,249,270	$2,261,940	$2,174,819	$1,947,215	$1,783,116
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding interest expense and fees	N/A	0.54	0.55	0.55	0.55

(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Core Equity Fund
Notes to Financial Statements
(1) Business and Organization
MFS Core Equity Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by

MFS Core Equity Fund
Notes to Financial Statements  - continued
events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$6,441,598,453	$—	$—	$6,441,598,453
Investment Companies	29,296,104	—	—	29,296,104
Total	$6,470,894,557	$—	$—	$6,470,894,557
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $10,479,982.  The fair value of the fund's investment securities on loan and a related liability of $10,957,100 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated

MFS Core Equity Fund
Notes to Financial Statements  - continued
between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three-year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 8/31/26	Year ended 8/31/25
Ordinary income (including any short-term capital gains)	$70,003,636	$103,899,812
Long-term capital gains	700,005,442	400,005,285
Total distributions	$770,009,078	$503,905,097
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/26
Cost of investments	$3,965,131,921
Gross appreciation	2,620,735,966
Gross depreciation	(114,973,330)
Net unrealized appreciation (depreciation)	$2,505,762,636
Undistributed ordinary income	156,208,012
Undistributed long-term capital gain	658,050,165
Total distributable earnings (loss)	$3,320,020,813

MFS Core Equity Fund
Notes to Financial Statements  - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 8/31/26	Year ended 8/31/25
Class A	$351,828,581	$216,449,465
Class B	832,121	749,730
Class C	14,396,084	9,484,778
Class I	136,323,121	106,695,284
Class R1	1,154,409	672,945
Class R2	1,859,322	1,422,432
Class R3	5,149,514	4,951,612
Class R4	3,714,026	2,356,476
Class R6	254,751,900	161,122,375
Total	$770,009,078	$503,905,097
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $500 million	0.65%
In excess of $500 million and up to $2.5 billion	0.55%
In excess of $2.5 billion and up to $5 billion	0.50%
In excess of $5 billion and up to $10 billion	0.47%
In excess of $10 billion	0.45%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2026. For the year ended August 31, 2026, this management fee reduction amounted to $889,558, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended August 31, 2026 was equivalent to an annual effective rate of 0.51% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $197,128 for the year ended August 31, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.

MFS Core Equity Fund
Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$7,283,009
Class B	0.75%	0.25%	1.00%	1.00%	47,885
Class C	0.75%	0.25%	1.00%	1.00%	910,871
Class R1	0.75%	0.25%	1.00%	1.00%	79,148
Class R2	0.25%	0.25%	0.50%	0.50%	74,250
Class R3	—	0.25%	0.25%	0.25%	100,148
Total Distribution and Service Fees					$8,495,311
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended August 31, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended August 31, 2026, this rebate amounted to $2,300, $7, $45, and $4 for Class A, Class B, Class C, and Class R2 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended August 31, 2026, were as follows:
Amount
Class A	$33,141
Class B	—
Class C	6,005
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2026, the fee was $618,342, which equated to 0.0096% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended August 31, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $3,522,762.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended August 31, 2026 was equivalent to an annual effective rate of 0.0088% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 20, 2026, MFS redeemed 7 shares of Class R6 for an aggregate amount of $426.
During the year ended August 31, 2026, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $8,494,437.

MFS Core Equity Fund
Notes to Financial Statements  - continued
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended August 31, 2026, this reimbursement amounted to $260,687, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the year ended August 31, 2026, purchases and sales of investments, other than short-term obligations, aggregated $3,674,523,644 and $4,777,137,360, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 8/31/26		Year ended 8/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,320,280	$175,332,820	4,221,422	$218,051,067
Class B	487	20,185	2,172	95,123
Class C	177,619	7,244,585	339,331	14,365,645
Class I	2,393,537	138,156,976	4,729,825	265,285,927
Class R1	12,969	537,329	16,206	682,578
Class R2	30,979	1,574,096	56,615	2,889,618
Class R3	62,073	3,319,319	94,478	4,914,690
Class R4	38,608	2,073,229	73,942	3,849,154
Class R6	4,339,790	251,645,695	5,193,420	291,064,208
	10,376,342	$579,904,234	14,727,411	$801,198,010
Shares issued to shareholders in reinvestment of distributions
Class A	6,877,160	$340,763,231	4,031,419	$209,674,121
Class B	21,124	832,069	17,543	749,451
Class C	349,356	13,415,285	210,237	8,787,912
Class I	2,399,175	129,987,283	1,680,668	94,537,556
Class R1	30,055	1,154,409	16,095	672,942
Class R2	38,979	1,859,321	28,285	1,422,432
Class R3	104,157	5,149,514	95,499	4,951,612
Class R4	72,928	3,672,666	44,130	2,327,418
Class R6	4,592,785	249,801,604	2,793,354	157,684,807
	14,485,719	$746,635,382	8,917,230	$480,808,251
Shares reacquired
Class A	(9,434,741)	$(496,624,948)	(8,181,370)	$(422,167,839)
Class B	(102,964)	(4,308,085)	(91,397)	(3,902,722)
Class C	(985,849)	(40,172,612)	(677,081)	(28,230,631)
Class I	(8,443,017)	(483,690,420)	(15,571,762)	(873,034,731)
Class R1	(33,051)	(1,351,952)	(26,818)	(1,104,473)
Class R2	(78,574)	(3,965,286)	(182,176)	(9,224,727)
Class R3	(484,707)	(25,731,148)	(496,485)	(25,824,723)
Class R4	(227,710)	(12,198,696)	(358,965)	(19,626,774)
Class R6	(9,957,504)	(578,151,958)	(8,355,705)	(469,954,448)
	(29,748,117)	$(1,646,195,105)	(33,941,759)	$(1,853,071,068)

MFS Core Equity Fund
Notes to Financial Statements  - continued
	Year ended 8/31/26		Year ended 8/31/25
	Shares	Amount	Shares	Amount
Net change
Class A	762,699	$19,471,103	71,471	$5,557,349
Class B	(81,353)	(3,455,831)	(71,682)	(3,058,148)
Class C	(458,874)	(19,512,742)	(127,513)	(5,077,074)
Class I	(3,650,305)	(215,546,161)	(9,161,269)	(513,211,248)
Class R1	9,973	339,786	5,483	251,047
Class R2	(8,616)	(531,869)	(97,276)	(4,912,677)
Class R3	(318,477)	(17,262,315)	(306,508)	(15,958,421)
Class R4	(116,174)	(6,452,801)	(240,893)	(13,450,202)
Class R6	(1,024,929)	(76,704,659)	(368,931)	(21,205,433)
	(4,886,056)	$(319,655,489)	(10,297,118)	$(571,064,807)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended August 31, 2026, the fund’s commitment fee and interest expense were $30,165 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended August 31, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$20,271,018	$1,171,131,394	$1,173,057,119	$(5,467)	$(822)	$18,339,004

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,616,504	$—

MFS Core Equity Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of MFS Core Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Core Equity Fund (the “Fund”) (one of the funds constituting MFS Series Trust I (the “Trust”)), including the portfolio of investments, as of August 31, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust I) at August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
October 16, 2026

MFS Core Equity Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2026 income tax forms in January 2027. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $853,446,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 100.00% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Core Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Core Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Core Equity Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

MFS Core Equity Fund
Board Review of Investment Advisory Agreement
MFS Core Equity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of several months beginning in April and ending in July, 2026 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2025 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2025, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 4th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 4th quintile for each of the one- and three-year periods ended December 31, 2025 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
The Trustees expressed concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context

MFS Core Equity Fund
Board Review of Investment Advisory Agreement - continued
of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $500 million, $2.5 billion, $5 billion and $10 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2026.

MFS Research International Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Research International Fund
Portfolio of Investments − 8/31/26
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.5%
Aerospace & Defense – 2.4%
Babcock International Group PLC	5,189,978	$74,190,496
MTU Aero Engines Holding AG	466,383	190,742,049
Thales S.A.	535,502	151,584,339
		$416,516,884
Alcoholic Beverages – 1.2%
Davide Campari-Milano N.V. (l)	14,256,605	$96,377,756
Pernod Ricard S.A.	1,567,587	117,443,524
		$213,821,280
Apparel, Footwear, & Accessories – 2.1%
Burberry Group PLC (a)	2,202,493	$32,279,404
Compagnie Financiere Richemont S.A.	788,736	187,487,626
LVMH Moet Hennessy Louis Vuitton SE	295,192	155,427,553
		$375,194,583
Auto & Auto Components – 1.9%
Compagnie Generale des Etablissements Michelin	2,269,140	$92,250,142
Shimano, Inc.	674,600	83,891,515
Suzuki Motor Corp.	10,791,600	149,822,786
		$325,964,443
Brokerage & Asset Managers – 1.0%
CVC Capital Partners PLC	9,996,135	$168,011,245
Business Services – 0.2%
Fujitsu Ltd.	1,749,000	$42,068,820
Chemicals – 4.4%
Akzo Nobel N.V.	1,096,455	$78,580,300
Croda International PLC	2,055,463	95,412,562
FUJIFILM Holdings Corp.	3,082,100	65,213,338
Linde PLC	587,203	287,482,845
Shin-Etsu Chemical Co. Ltd.	4,034,000	151,099,520
Symrise AG	976,652	104,594,410
		$782,382,975
Construction – 2.0%
James Hardie Industries PLC, GDR (a)	3,842,974	$114,258,252
Sika AG	387,741	92,120,565
Techtronic Industries Co. Ltd.	8,524,500	146,893,214
		$353,272,031
RIFFS-ANN
1

MFS Research International Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 2.5%
Beiersdorf AG	1,384,633	$127,250,256
Haleon PLC	43,390,081	216,239,003
Uni-Charm Corp.	16,050,700	100,182,491
		$443,671,750
Diversified Financial Services – 3.8%
B3 S.A. - Brasil Bolsa Balcao	41,265,300	$129,174,314
Deutsche Boerse AG	555,566	185,851,408
London Stock Exchange Group PLC	1,303,361	158,382,450
Mastercard, Inc., “A”	319,560	188,319,903
		$661,728,075
Electrical Equipment – 5.0%
Legrand S.A.	1,326,624	$210,415,274
Mitsubishi Electric Corp.	4,912,200	170,431,865
Schneider Electric SE	1,472,990	504,046,088
		$884,893,227
Energy - Independent – 4.6%
Aker BP ASA	4,206,396	$160,940,369
Eni S.p.A.	8,287,455	224,340,662
Reliance Industries Ltd.	4,874,489	65,218,055
TotalEnergies SE	4,080,223	357,965,434
		$808,464,520
Engineering - Construction – 0.6%
Taisei Corp.	1,314,700	$103,447,756
Entertainment & Leisure – 1.2%
Sony Group Corp.	8,530,700	$210,556,639
Food & Beverages – 1.0%
Ajinomoto Co., Inc.	2,717,700	$91,402,026
Novozymes A.S.	1,222,461	87,836,277
		$179,238,303
Food & Drug Stores – 0.6%
Alimentation Couche-Tard, Inc.	560,241	$33,740,983
Jeronimo Martins SGPS S.A.	3,800,287	79,455,984
		$113,196,967
Global Systemically Important Banks – 8.7%
Barclays PLC	41,912,950	$280,624,416
BNP Paribas S.A.	2,528,412	301,852,074
ING Groep N.V.	7,477,297	264,769,855
Mizuho Financial Group, Inc.	8,664,700	458,917,676
UBS Group AG	4,122,670	225,832,656
		$1,531,996,677
2

MFS Research International Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Hardware, Peripherals, & Assembly – 3.9%
Hitachi Ltd.	12,851,400	$437,470,505
NEC Corp.	3,829,000	117,638,385
Samsung Electronics Co. Ltd.	731,483	137,745,443
		$692,854,333
Insurance – 5.7%
AIA Group Ltd.	19,718,400	$191,814,453
Aon PLC	619,752	199,262,663
Beazley PLC	2,843,051	49,964,799
Hiscox Ltd.	9,409,268	234,846,982
Samsung Fire & Marine Insurance Co. Ltd.	295,651	143,656,229
Sompo Holdings, Inc.	4,204,200	179,827,813
		$999,372,939
Machinery & Tools – 5.1%
Atlas Copco AB	8,479,811	$182,387,231
Daikin Industries Ltd.	935,400	121,031,349
GEA Group AG	1,592,302	124,288,922
Keyence Corp.	364,500	189,789,747
RB Global, Inc.	949,346	80,347,982
Spirax Group PLC	1,017,759	97,812,805
Weir Group PLC	2,850,422	109,589,993
		$905,248,029
Media – 1.2%
Spotify Technology S.A. (a)	213,393	$116,004,703
Wolters Kluwer N.V.	1,075,835	88,524,183
		$204,528,886
Medical Equipment – 2.2%
Alcon, Inc.	1,174,201	$85,063,661
ConvaTec Group PLC	31,641,684	97,309,432
QIAGEN N.V.	2,526,121	109,255,476
Terumo Corp.	6,035,800	94,020,185
		$385,648,754
Metals & Mining – 3.4%
Glencore PLC	27,028,179	$216,446,453
Mitsui & Co. Ltd.	3,866,100	120,918,720
Northern Star Resources Ltd. Co.	4,024,010	67,254,820
Rio Tinto PLC	1,947,443	199,995,351
		$604,615,344
Natural Gas - Pipeline – 0.3%
APA Group	7,545,494	$58,883,315
Non-Global Systemically Important Banks – 8.5%
Banco Bilbao Vizcaya Argentaria S.A.	10,488,318	$304,932,984
Bank of Ireland Group PLC	10,379,871	228,897,086
BPER Banca S.p.A.	15,864,676	262,667,094
CIMB Group Holdings Berhad	19,433,200	38,422,323
Eurobank S.A.	20,656,617	110,035,027
HDFC Bank Ltd.	18,418,053	137,195,084
3

MFS Research International Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Non-Global Systemically Important Banks – continued
NatWest Group PLC	29,692,820	$272,581,083
NU Holdings Ltd. (a)	9,768,796	142,135,982
		$1,496,866,663
Pharmaceuticals & Biotechnology – 7.1%
AstraZeneca PLC	1,733,984	$279,946,244
Daiichi Sankyo Co. Ltd.	6,330,200	112,458,906
Lonza Group AG	109,140	77,850,095
Merck KGaA	616,517	99,539,983
Novartis AG	2,388,858	364,261,319
Roche Holding AG	549,651	239,892,216
Sun Pharmaceutical Industries Ltd.	3,412,645	71,163,362
		$1,245,112,125
Retail & E-commerce – 1.3%
Next PLC	533,722	$111,943,006
Nitori Co. Ltd.	2,269,300	43,297,818
Pan Pacific International Holdings Corp.	15,600,200	78,806,644
		$234,047,468
Semiconductor & Electronic Components – 7.5%
ASML Holding N.V.	233,604	$393,935,187
DISCO Corp.	329,500	118,453,313
Renesas Electronics Corp.	3,753,100	79,690,236
Taiwan Semiconductor Manufacturing Co. Ltd.	5,002,326	377,817,995
Tokyo Electron Ltd.	981,800	343,328,987
		$1,313,225,718
Software – 1.0%
Cadence Design Systems, Inc. (a)	227,887	$77,203,558
Constellation Software, Inc.	44,698	101,226,239
		$178,429,797
Telecom - Infrastructure – 0.5%
Cellnex Telecom S.A.	3,069,230	$94,402,854
Telecom Services – 2.3%
Advanced Info Service Public Co. Ltd.	5,063,100	$54,203,875
KDDI Corp.	9,128,500	169,112,963
Koninklijke KPN N.V.	21,922,582	105,217,923
SoftBank Group Corp.	2,351,200	76,063,208
		$404,597,969
Tobacco – 1.3%
British American Tobacco PLC	3,967,519	$220,620,623
Travel, Gaming, & Lodging – 1.7%
Accor S.A.	1,433,067	$77,436,178
Aristocrat Leisure Ltd.	1,745,423	76,196,897
Japan Airlines Co. Ltd.	2,218,700	41,644,103
Qantas Airways Ltd.	10,977,154	74,099,854
4

MFS Research International Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Travel, Gaming, & Lodging – continued
Sands China Ltd.	14,310,000	$25,559,926
		$294,936,958
Utilities – 2.3%
China Resources Gas Group Ltd.	13,677,500	$29,711,002
CLP Holdings Ltd.	5,478,500	54,940,825
E.ON SE	5,426,515	112,196,347
National Grid PLC	12,546,454	198,630,617
		$395,478,791
Total Common Stocks (Identified Cost, $11,673,618,497)		$17,343,296,741

	Strike Price	First Exercise
Warrants – 0.0%
Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a) (Identified Cost, $0)	CAD 11.5	N/A	105,955	$0

Mutual Funds (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 3.75% (v) (Identified Cost, $257,953,886)	257,936,966	$257,962,760
Collateral for Securities Loaned – 0.2%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.62% (j) (Identified Cost, $44,100,000)	44,100,000	$44,100,000
Other Assets, Less Liabilities – (0.2)%		(33,495,629)
Net Assets – 100.0%		$17,611,863,872

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $257,962,760 and
$17,387,396,741, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
GDR	Global Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See Notes to Financial Statements
5

MFS Research International Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/26 Assets
Investments in unaffiliated issuers, at value, including $40,563,074 of securities on loan (identified cost, $11,717,718,497)	$17,387,396,741
Investments in affiliated issuers, at value (identified cost, $257,953,886)	257,962,760
Foreign currency, at value (identified cost, $1,224,920)	1,225,516
Receivables for
Fund shares sold	3,392,218
Interest and dividends	85,360,471
Other assets	16,117
Total assets	$17,735,353,823
Liabilities
Payables for
Investments purchased	$9,047,849
Fund shares reacquired	63,099,215
Collateral for securities loaned, at value	44,100,000
Payable to affiliates
Investment adviser	1,183,783
Administrative services fee	6,392
Shareholder servicing costs	610,734
Distribution and service fees	26,132
Payable for independent Trustees' compensation	1,213
Deferred foreign capital gains tax expense payable	3,926,640
Accrued expenses and other liabilities	1,487,993
Total liabilities	$123,489,951
Net assets	$17,611,863,872
Net assets consist of
Paid-in capital	$9,856,485,823
Total distributable earnings (loss)	7,755,378,049
Net assets	$17,611,863,872
Shares of beneficial interest outstanding	595,534,545

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$760,465,039	25,656,249	$29.64
Class B	72,332	2,499	28.95
Class C	8,223,019	297,550	27.64
Class I	1,331,283,094	43,066,970	30.91
Class R1	891,170	33,043	26.97
Class R2	59,515,889	2,089,309	28.49
Class R3	35,673,460	1,217,524	29.30
Class R4	21,044,727	707,542	29.74
Class R6	15,394,695,142	522,463,859	29.47

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $31.45 [100 / 94.25 x $29.64]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
6

MFS Research International Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 8/31/26 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$463,028,348
Dividends from affiliated issuers	9,185,523
Income on securities loaned	465,577
Interest	433,259
Other	64,827
Foreign taxes withheld	(31,844,605)
Total investment income	$441,332,929
Expenses
Management fee	$110,390,160
Distribution and service fees	2,341,309
Shareholder servicing costs	2,371,032
Administrative services fee	569,651
Independent Trustees' compensation	151,541
Custodian fee	1,840,253
Shareholder communications	170,807
Audit and tax fees	90,109
Legal fees	101,207
Miscellaneous	978,934
Total expenses	$119,005,003
Reduction of expenses by investment adviser and distributor	(2,433,617)
Net expenses	$116,571,386
Net investment income (loss)	$324,761,543
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $4,249,248 foreign capital gains tax)	$2,567,223,082
Affiliated issuers	32,197
Foreign currency	(2,521,830)
Net realized gain (loss)	$2,564,733,449
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $25,839,961 decrease in deferred foreign capital gains tax)	$526,296,075
Affiliated issuers	(18,340)
Translation of assets and liabilities in foreign currencies	(1,864,125)
Net unrealized gain (loss)	$524,413,610
Net realized and unrealized gain (loss)	$3,089,147,059
Change in net assets from operations	$3,413,908,602
See Notes to Financial Statements
7

MFS Research International Fund
Financial Statements |  Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	8/31/26	8/31/25
Change in net assets
From operations
Net investment income (loss)	$324,761,543	$305,987,420
Net realized gain (loss)	2,564,733,449	768,152,159
Net unrealized gain (loss)	524,413,610	(52,425,179)
Change in net assets from operations	$3,413,908,602	$1,021,714,400
Total distributions to shareholders	$(950,841,141)	$(330,003,411)
Change in net assets from fund share transactions	$(2,175,001,916)	$(372,168,831)
Total change in net assets	$288,065,545	$319,542,158
Net assets
At beginning of period	17,323,798,327	17,004,256,169
At end of period	$17,611,863,872	$17,323,798,327
See Notes to Financial Statements
8

MFS Research International Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$25.85	$24.80	$21.64	$19.29	$24.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.42	$0.37	$0.32	$0.37	$0.28
Net realized and unrealized gain (loss)	4.73	1.09	3.17	2.25	(5.52)
Total from investment operations	$5.15	$1.46	$3.49	$2.62	$(5.24)
Less distributions declared to shareholders
From net investment income	$(0.46)	$(0.41)	$(0.33)	$(0.27)	$(0.25)
From net realized gain	(0.90)	—	—	—	—
Total distributions declared to shareholders	$(1.36)	$(0.41)	$(0.33)	$(0.27)	$(0.25)
Net asset value, end of period (x)	$29.64	$25.85	$24.80	$21.64	$19.29
Total return (%) (r)(s)(t)(x)	20.81	6.05	16.34	13.71	(21.34)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.99	1.00	1.00	1.05	1.02
Expenses after expense reductions	0.98	0.99	0.98	1.03	1.00
Net investment income (loss)	1.52	1.53	1.44	1.81	1.24
Portfolio turnover rate	35	27	17	16	15
Net assets at end of period (000 omitted)	$760,465	$712,029	$742,775	$694,592	$651,907
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	N/A	N/A	0.99	1.00	N/A

See Notes to Financial Statements
9

MFS Research International Fund
Financial Highlights - continued
Class B	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$25.15	$24.04	$20.92	$18.60	$23.88
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.15	$0.13	$0.19	$0.08
Net realized and unrealized gain (loss)	4.67	1.10	3.09	2.20	(5.31)
Total from investment operations	$4.85	$1.25	$3.22	$2.39	$(5.23)
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.14)	$(0.10)	$(0.07)	$(0.05)
From net realized gain	(0.90)	—	—	—	—
Total distributions declared to shareholders	$(1.05)	$(0.14)	$(0.10)	$(0.07)	$(0.05)
Net asset value, end of period (x)	$28.95	$25.15	$24.04	$20.92	$18.60
Total return (%) (r)(s)(t)(x)	19.96	5.28	15.46	12.86	(21.95)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.74	1.75	1.75	1.79	1.77
Expenses after expense reductions	1.72	1.74	1.73	1.78	1.75
Net investment income (loss)	0.67	0.66	0.60	0.98	0.39
Portfolio turnover rate	35	27	17	16	15
Net assets at end of period (000 omitted)	$72	$215	$453	$748	$1,101
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	N/A	N/A	1.74	1.75	N/A

See Notes to Financial Statements
10

MFS Research International Fund
Financial Highlights - continued
Class C	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$24.16	$23.19	$20.25	$18.08	$23.25
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.16	$0.15	$0.20	$0.10
Net realized and unrealized gain (loss)	4.43	1.04	2.96	2.11	(5.18)
Total from investment operations	$4.63	$1.20	$3.11	$2.31	$(5.08)
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.23)	$(0.17)	$(0.14)	$(0.09)
From net realized gain	(0.90)	—	—	—	—
Total distributions declared to shareholders	$(1.15)	$(0.23)	$(0.17)	$(0.14)	$(0.09)
Net asset value, end of period (x)	$27.64	$24.16	$23.19	$20.25	$18.08
Total return (%) (r)(s)(t)(x)	19.94	5.26	15.48	12.84	(21.95)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.74	1.75	1.75	1.80	1.77
Expenses after expense reductions	1.73	1.74	1.73	1.78	1.75
Net investment income (loss)	0.77	0.69	0.69	1.05	0.46
Portfolio turnover rate	35	27	17	16	15
Net assets at end of period (000 omitted)	$8,223	$8,883	$12,726	$12,732	$11,050
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	N/A	N/A	1.74	1.75	N/A

See Notes to Financial Statements
11

MFS Research International Fund
Financial Highlights - continued
Class I	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$26.90	$25.79	$22.48	$20.03	$25.74
Income (loss) from investment operations
Net investment income (loss) (d)	$0.51	$0.44	$0.39	$0.44	$0.35
Net realized and unrealized gain (loss)	4.93	1.13	3.31	2.33	(5.73)
Total from investment operations	$5.44	$1.57	$3.70	$2.77	$(5.38)
Less distributions declared to shareholders
From net investment income	$(0.53)	$(0.46)	$(0.39)	$(0.32)	$(0.33)
From net realized gain	(0.90)	—	—	—	—
Total distributions declared to shareholders	$(1.43)	$(0.46)	$(0.39)	$(0.32)	$(0.33)
Net asset value, end of period (x)	$30.91	$26.90	$25.79	$22.48	$20.03
Total return (%) (r)(s)(t)(x)	21.10	6.31	16.67	13.98	(21.18)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.74	0.75	0.75	0.80	0.77
Expenses after expense reductions	0.73	0.74	0.73	0.78	0.75
Net investment income (loss)	1.77	1.76	1.67	2.07	1.52
Portfolio turnover rate	35	27	17	16	15
Net assets at end of period (000 omitted)	$1,331,283	$1,329,134	$1,478,841	$1,619,635	$1,533,541
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	N/A	N/A	0.74	0.75	N/A

See Notes to Financial Statements
12

MFS Research International Fund
Financial Highlights - continued
Class R1	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$23.64	$22.67	$19.64	$17.65	$22.75
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.18	$0.08	$0.22	$0.14
Net realized and unrealized gain (loss)	4.32	0.99	2.95	2.03	(5.12)
Total from investment operations	$4.52	$1.17	$3.03	$2.25	$(4.98)
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.20)	$—	$(0.26)	$(0.12)
From net realized gain	(0.90)	—	—	—	—
Total distributions declared to shareholders	$(1.19)	$(0.20)	$—	$(0.26)	$(0.12)
Net asset value, end of period (x)	$26.97	$23.64	$22.67	$19.64	$17.65
Total return (%) (r)(s)(t)(x)	19.92	5.24	15.43	12.88	(21.99)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.74	1.75	1.75	1.80	1.77
Expenses after expense reductions	1.73	1.74	1.74	1.79	1.76
Net investment income (loss)	0.78	0.81	0.42	1.17	0.71
Portfolio turnover rate	35	27	17	16	15
Net assets at end of period (000 omitted)	$891	$970	$1,028	$10,961	$3,600
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	N/A	N/A	1.74	1.74	N/A

See Notes to Financial Statements
13

MFS Research International Fund
Financial Highlights - continued
Class R2	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$24.89	$23.88	$20.84	$18.58	$23.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.33	$0.29	$0.26	$0.31	$0.21
Net realized and unrealized gain (loss)	4.57	1.06	3.04	2.17	(5.33)
Total from investment operations	$4.90	$1.35	$3.30	$2.48	$(5.12)
Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.34)	$(0.26)	$(0.22)	$(0.20)
From net realized gain	(0.90)	—	—	—	—
Total distributions declared to shareholders	$(1.30)	$(0.34)	$(0.26)	$(0.22)	$(0.20)
Net asset value, end of period (x)	$28.49	$24.89	$23.88	$20.84	$18.58
Total return (%) (r)(s)(t)(x)	20.54	5.80	16.01	13.46	(21.58)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.24	1.25	1.25	1.30	1.27
Expenses after expense reductions	1.23	1.24	1.23	1.28	1.25
Net investment income (loss)	1.27	1.25	1.19	1.54	0.97
Portfolio turnover rate	35	27	17	16	15
Net assets at end of period (000 omitted)	$59,516	$57,088	$67,846	$77,132	$75,398
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	N/A	N/A	1.24	1.25	N/A

See Notes to Financial Statements
14

MFS Research International Fund
Financial Highlights - continued
Class R3	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$25.55	$24.52	$21.40	$19.08	$24.53
Income (loss) from investment operations
Net investment income (loss) (d)	$0.41	$0.35	$0.32	$0.37	$0.27
Net realized and unrealized gain (loss)	4.69	1.08	3.13	2.22	(5.46)
Total from investment operations	$5.10	$1.43	$3.45	$2.59	$(5.19)
Less distributions declared to shareholders
From net investment income	$(0.45)	$(0.40)	$(0.33)	$(0.27)	$(0.26)
From net realized gain	(0.90)	—	—	—	—
Total distributions declared to shareholders	$(1.35)	$(0.40)	$(0.33)	$(0.27)	$(0.26)
Net asset value, end of period (x)	$29.30	$25.55	$24.52	$21.40	$19.08
Total return (%) (r)(s)(t)(x)	20.82	6.03	16.34	13.72	(21.37)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.99	1.00	1.00	1.05	1.02
Expenses after expense reductions	0.98	0.99	0.98	1.03	1.00
Net investment income (loss)	1.52	1.48	1.46	1.83	1.22
Portfolio turnover rate	35	27	17	16	15
Net assets at end of period (000 omitted)	$35,673	$54,410	$74,124	$68,315	$58,785
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	N/A	N/A	0.99	1.00	N/A

See Notes to Financial Statements
15

MFS Research International Fund
Financial Highlights - continued
Class R4	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$25.93	$24.87	$21.70	$19.34	$24.86
Income (loss) from investment operations
Net investment income (loss) (d)	$0.49	$0.44	$0.39	$0.42	$0.33
Net realized and unrealized gain (loss)	4.74	1.08	3.17	2.26	(5.53)
Total from investment operations	$5.23	$1.52	$3.56	$2.68	$(5.20)
Less distributions declared to shareholders
From net investment income	$(0.52)	$(0.46)	$(0.39)	$(0.32)	$(0.32)
From net realized gain	(0.90)	—	—	—	—
Total distributions declared to shareholders	$(1.42)	$(0.46)	$(0.39)	$(0.32)	$(0.32)
Net asset value, end of period (x)	$29.74	$25.93	$24.87	$21.70	$19.34
Total return (%) (r)(s)(t)(x)	21.11	6.30	16.64	14.02	(21.17)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.74	0.75	0.75	0.80	0.77
Expenses after expense reductions	0.73	0.74	0.73	0.78	0.75
Net investment income (loss)	1.79	1.80	1.74	2.05	1.45
Portfolio turnover rate	35	27	17	16	15
Net assets at end of period (000 omitted)	$21,045	$32,346	$46,882	$74,093	$68,971
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	N/A	N/A	0.74	0.75	N/A

See Notes to Financial Statements
16

MFS Research International Fund
Financial Highlights - continued
Class R6	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$25.71	$24.67	$21.53	$19.19	$24.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.51	$0.45	$0.40	$0.44	$0.36
Net realized and unrealized gain (loss)	4.70	1.08	3.15	2.25	(5.49)
Total from investment operations	$5.21	$1.53	$3.55	$2.69	$(5.13)
Less distributions declared to shareholders
From net investment income	$(0.55)	$(0.49)	$(0.41)	$(0.35)	$(0.35)
From net realized gain	(0.90)	—	—	—	—
Total distributions declared to shareholders	$(1.45)	$(0.49)	$(0.41)	$(0.35)	$(0.35)
Net asset value, end of period (x)	$29.47	$25.71	$24.67	$21.53	$19.19
Total return (%) (r)(s)(t)(x)	21.24	6.43	16.74	14.16	(21.09)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.65	0.65	0.65	0.70	0.65
Expenses after expense reductions	0.63	0.64	0.63	0.68	0.64
Net investment income (loss)	1.86	1.88	1.80	2.17	1.60
Portfolio turnover rate	35	27	17	16	15
Net assets at end of period (000 omitted)	$15,394,695	$15,128,724	$14,579,581	$13,495,945	$11,638,059
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	N/A	N/A	0.64	0.65	N/A

(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
17

MFS Research International Fund
Notes to Financial Statements
(1) Business and Organization
MFS Research International Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data.
18

MFS Research International Fund
Notes to Financial Statements  - continued
An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$1,129,646,798	$2,820,940,516	$—	$3,950,587,314
United Kingdom	284,811,781	2,662,003,938	—	2,946,815,719
France	1,968,420,606	—	—	1,968,420,606
Switzerland	1,272,508,138	—	—	1,272,508,138
Netherlands	1,099,038,693	—	—	1,099,038,693
Germany	1,053,718,851	—	—	1,053,718,851
United States	866,527,221	—	—	866,527,221
Italy	583,385,512	—	—	583,385,512
Hong Kong	191,814,453	227,393,965	—	419,208,418
Other Countries	2,451,135,079	731,951,190	—	3,183,086,269
Investment Companies	302,062,760	—	—	302,062,760
Total	$11,203,069,892	$6,442,289,609	$—	$17,645,359,501
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase
19

MFS Research International Fund
Notes to Financial Statements  - continued
identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $40,563,074.  The fair value of the fund's investment securities on loan and a related liability of $44,100,000 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three-year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 8/31/26	Year ended 8/31/25
Ordinary income (including any short-term capital gains)	$393,637,989	$330,003,411
Long-term capital gains	557,203,152	—
Total distributions	$950,841,141	$330,003,411
The federal tax cost and the tax basis components of distributable earnings were as follows:
20

MFS Research International Fund
Notes to Financial Statements  - continued
As of 8/31/26
Cost of investments	$12,032,814,389
Gross appreciation	6,034,504,266
Gross depreciation	(421,959,154)
Net unrealized appreciation (depreciation)	$5,612,545,112
Undistributed ordinary income	665,622,778
Undistributed long-term capital gain	1,477,589,997
Other temporary differences	(379,838)
Total distributable earnings (loss)	$7,755,378,049
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 8/31/26	Year ended 8/31/25
Class A	$36,572,620	$11,947,743
Class B	7,199	2,239
Class C	401,023	116,153
Class I	68,184,895	26,422,170
Class R1	46,997	8,420
Class R2	2,869,029	870,937
Class R3	2,470,286	1,152,673
Class R4	1,673,768	777,407
Class R6	838,615,324	288,705,669
Total	$950,841,141	$330,003,411
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion and up to $5 billion	0.70%
In excess of $5 billion and up to $10 billion	0.60%
In excess of $10 billion and up to $20 billion	0.55%
In excess of $20 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2026. For the year ended August 31, 2026, this management fee reduction amounted to $2,433,402, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended August 31, 2026 was equivalent to an annual effective rate of 0.61% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $18,834 for the year ended August 31, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
21

MFS Research International Fund
Notes to Financial Statements  - continued
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,836,889
Class B	0.75%	0.25%	1.00%	1.00%	1,433
Class C	0.75%	0.25%	1.00%	1.00%	87,607
Class R1	0.75%	0.25%	1.00%	1.00%	9,977
Class R2	0.25%	0.25%	0.50%	0.50%	290,512
Class R3	—	0.25%	0.25%	0.25%	114,891
Total Distribution and Service Fees					$2,341,309
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended August 31, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended August 31, 2026, this rebate amounted to $209, $3, and $3 for Class A, Class B, and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended August 31, 2026, were as follows:
Amount
Class A	$5,523
Class B	—
Class C	270
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2026, the fee was $152,199, which equated to 0.0009% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended August 31, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,218,833.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended August 31, 2026 was equivalent to an annual effective rate of 0.0032% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
22

MFS Research International Fund
Notes to Financial Statements  - continued
(4) Portfolio Securities
For the year ended August 31, 2026, purchases and sales of investments, other than short-term obligations, aggregated $6,031,226,389 and $8,741,911,127, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 8/31/26		Year ended 8/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,368,044	$37,324,394	2,108,431	$51,013,400
Class C	14,163	362,212	24,624	572,631
Class I	8,659,577	247,431,347	10,858,376	270,440,746
Class R1	6,631	164,854	4,974	109,691
Class R2	367,079	9,705,246	383,102	8,866,772
Class R3	395,878	10,642,112	686,676	16,352,614
Class R4	179,583	4,926,492	248,976	6,033,090
Class R6	10,912,463	293,659,900	27,706,078	663,936,953
	21,903,418	$604,216,557	42,021,237	$1,017,325,897
Shares issued to shareholders in reinvestment of distributions
Class A	1,362,898	$34,576,725	474,689	$11,050,764
Class B	289	7,199	98	2,239
Class C	14,482	344,524	4,629	101,290
Class I	2,364,640	62,450,137	1,005,808	24,320,429
Class R1	2,025	46,997	393	8,420
Class R2	115,984	2,833,482	38,346	861,255
Class R3	98,496	2,470,284	50,094	1,152,673
Class R4	62,901	1,598,937	32,183	750,511
Class R6	31,400,684	790,041,202	11,762,492	271,713,565
	35,422,399	$894,369,487	13,368,732	$309,961,146
Shares reacquired
Class A	(4,619,156)	$(125,363,117)	(4,992,021)	$(120,884,697)
Class B	(6,338)	(168,724)	(10,399)	(242,620)
Class C	(98,703)	(2,542,900)	(210,364)	(4,777,766)
Class I	(17,367,562)	(496,849,139)	(19,806,560)	(491,500,344)
Class R1	(16,653)	(427,326)	(9,661)	(217,231)
Class R2	(687,020)	(18,047,482)	(968,758)	(22,351,093)
Class R3	(1,406,219)	(38,159,573)	(1,630,986)	(38,775,909)
Class R4	(782,248)	(21,783,621)	(919,306)	(22,708,365)
Class R6	(108,337,070)	(2,970,246,078)	(42,041,035)	(997,997,849)
	(133,320,969)	$(3,673,587,960)	(70,589,090)	$(1,699,455,874)
23

MFS Research International Fund
Notes to Financial Statements  - continued
	Year ended 8/31/26		Year ended 8/31/25
	Shares	Amount	Shares	Amount
Net change
Class A	(1,888,214)	$(53,461,998)	(2,408,901)	$(58,820,533)
Class B	(6,049)	(161,525)	(10,301)	(240,381)
Class C	(70,058)	(1,836,164)	(181,111)	(4,103,845)
Class I	(6,343,345)	(186,967,655)	(7,942,376)	(196,739,169)
Class R1	(7,997)	(215,475)	(4,294)	(99,120)
Class R2	(203,957)	(5,508,754)	(547,310)	(12,623,066)
Class R3	(911,845)	(25,047,177)	(894,216)	(21,270,622)
Class R4	(539,764)	(15,258,192)	(638,147)	(15,924,764)
Class R6	(66,023,923)	(1,886,544,976)	(2,572,465)	(62,347,331)
	(75,995,152)	$(2,175,001,916)	(15,199,121)	$(372,168,831)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, and the MFS Aggressive Growth Allocation Fund were the owners of record of approximately 68%, 3%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, the MFS Lifetime 2070 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended August 31, 2026, the fund’s commitment fee and interest expense were $82,115 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended August 31, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$290,703,125	$3,337,048,799	$3,369,803,021	$32,197	$(18,340)	$257,962,760

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$9,185,523	$—
24

MFS Research International Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of MFS Research International Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Research International Fund (the “Fund”) (one of the funds constituting MFS Series Trust I (the “Trust”)), including the portfolio of investments, as of August 31, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust I) at August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
October 16, 2026
25

MFS Research International Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2026 income tax forms in January 2027. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $867,354,000 as capital gain dividends paid during the fiscal year.
Income derived from foreign sources was $462,531,897. The fund intends to pass through foreign tax credits of $30,854,246 for the fiscal year.
26

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Research International Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Research International Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Research International Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
27

MFS Research International Fund
Board Review of Investment Advisory Agreement
MFS Research International Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of several months beginning in April and ending in July, 2026 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2025 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2025, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 5th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 5th quintile for each of the one- and three- year periods ended December 31, 2025 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
The Trustees expressed concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance. In addition, the trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context
28

MFS Research International Fund
Board Review of Investment Advisory Agreement - continued
of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2 billion, $5 billion, $10 billion, and $20 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2026.
29

MFS Technology Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Technology Fund
Portfolio of Investments − 8/31/26
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 97.3%
Business Services – 0.6%
Verisk Analytics, Inc., “A”	66,911	$12,966,014
Electrical Equipment – 1.9%
Amphenol Corp., “A”	115,471	$18,307,927
Corning, Inc.	185,863	27,643,404
		$45,951,331
Hardware, Peripherals, & Assembly – 19.2%
Apple, Inc. (s)	615,215	$194,930,873
Arista Networks, Inc. (a)	357,059	69,872,876
Cisco Systems, Inc.	662,887	73,242,385
Coherent Corp. (a)	18,999	5,278,492
Fastly, Inc., “A” (a)	404,517	9,218,942
Hitachi Ltd.	864,500	29,428,175
International Business Machines Corp.	97,225	22,738,011
Sandisk Corp. of Delaware (a)	17,683	27,703,956
Seagate Technology Holdings PLC	28,497	23,606,345
		$456,020,055
Insurance – 0.4%
Aon PLC	29,274	$9,412,176
Interactive Media Services – 10.9%
Alphabet, Inc., “A” (s)	577,578	$196,001,094
Meta Platforms, Inc., “A” (s)	109,534	62,690,690
		$258,691,784
Semiconductor & Electronic Components – 31.1%
Advanced Micro Devices (a)	151,725	$71,419,992
Analog Devices, Inc.	86,507	31,327,645
Applied Materials, Inc.	115,917	53,135,194
Broadcom, Inc.	459,955	170,339,735
Globalwafers Co. Ltd.	508,000	14,604,880
KLA Corp.	156,348	27,431,256
Lam Research Corp.	184,234	55,544,709
NVIDIA Corp.	782,161	172,685,505
NXP Semiconductors N.V.	75,837	17,036,024
ON Semiconductor Corp. (a)	128,574	9,526,048
Renesas Electronics Corp.	774,100	16,436,602
Taiwan Semiconductor Manufacturing Co. Ltd.	581,000	43,882,037
Teradyne, Inc.	38,133	13,340,067
Texas Instruments, Inc.	155,987	40,698,568
		$737,408,262
Software – 32.7%
Akamai Technologies, Inc. (a)	132,458	$14,387,588
Autodesk, Inc. (a)	77,267	19,975,838
Cadence Design Systems, Inc. (a)	132,643	44,936,796
SCTFS-ANN
1

MFS Technology Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Software – continued
Cloudflare, Inc., “A” (a)	48,383	$14,762,137
Constellation Software, Inc.	12,188	27,601,803
CrowdStrike Holdings, Inc. (a)	263,544	60,878,664
Datadog, Inc., “A” (a)	122,529	29,044,274
Figma, Inc. (a)	3,618	99,459
HubSpot, Inc. (a)	34,202	8,939,035
Intuit, Inc.	47,655	17,122,441
JFrog Ltd. (a)	630,900	63,134,163
Microsoft Corp. (s)	426,504	216,361,214
MongoDB, Inc. (a)	120,300	54,540,411
Okta, Inc. (a)	159,537	27,606,282
Palantir Technologies, Inc. (a)	181,416	33,812,314
Palo Alto Networks, Inc. (a)	26,958	10,301,461
Salesforce, Inc.	42,364	10,910,425
ServiceNow, Inc. (a)	55,157	8,162,684
ServiceTitan, Inc., “A” (a)	126,324	12,384,805
Shopify, Inc. (a)	440,023	64,846,189
Snowflake, Inc., “A” (a)	61,907	20,517,837
Tyler Technologies, Inc. (a)	41,063	15,284,470
		$775,610,290
Telecom Services – 0.5%
Space Exploration Technologies, “A” (a)	87,888	$12,628,627
Total Common Stocks (Identified Cost, $1,123,520,977)		$2,308,688,539

	Strike Price	First Exercise
Warrants – 0.0%
Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a) (Identified Cost, $0)	CAD 11.5	N/A	9,895	$0

Mutual Funds (h) – 2.8%
Money Market Funds – 2.8%
MFS Institutional Money Market Portfolio, 3.75% (v) (Identified Cost, $65,088,210)	65,088,184	$65,094,693
Other Assets, Less Liabilities – (0.1)%		(1,658,886)
Net Assets – 100.0%		$2,372,124,346

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $65,094,693 and
$2,308,688,539, respectively.

(s)	Security or a portion of the security was pledged to cover collateral requirements.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

2

MFS Technology Fund
Portfolio of Investments – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
At August 31, 2026, the fund had cash collateral of $5,467 and other liquid securities collateral with an aggregate value of $554,208. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
3

MFS Technology Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/26 Assets
Investments in unaffiliated issuers, at value (identified cost, $1,123,520,977)	$2,308,688,539
Investments in affiliated issuers, at value (identified cost, $65,088,210)	65,094,693
Cash pledged for
Securities sold short	5,467
Receivables for
Fund shares sold	696,717
Interest and dividends	706,098
Other assets	9,216
Total assets	$2,375,200,730
Liabilities
Payables for
Fund shares reacquired	$2,147,208
Payable to affiliates
Investment adviser	185,538
Administrative services fee	3,653
Shareholder servicing costs	511,609
Distribution and service fees	47,147
Payable for independent Trustees' compensation	119
Accrued expenses and other liabilities	181,110
Total liabilities	$3,076,384
Net assets	$2,372,124,346
Net assets consist of
Paid-in capital	$966,134,550
Total distributable earnings (loss)	1,405,989,796
Net assets	$2,372,124,346
Shares of beneficial interest outstanding	31,002,721

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,198,519,661	16,314,546	$73.46
Class B	4,477,603	94,876	47.19
Class C	79,561,514	1,695,176	46.93
Class I	620,336,064	7,175,936	86.45
Class R1	16,906,419	362,162	46.68
Class R2	31,880,935	497,167	64.13
Class R3	40,514,231	552,225	73.37
Class R4	18,909,996	230,357	82.09
Class R6	361,017,923	4,080,276	88.48

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $77.94 [100 / 94.25 x $73.46]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
4

MFS Technology Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 8/31/26 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$10,921,023
Dividends from affiliated issuers	1,272,640
Other	94,267
Income on securities loaned	11,367
Foreign taxes withheld	(181,629)
Total investment income	$12,117,668
Expenses
Management fee	$16,083,833
Distribution and service fees	4,065,918
Shareholder servicing costs	2,183,263
Administrative services fee	303,530
Independent Trustees' compensation	44,984
Custodian fee	145,315
Shareholder communications	68,214
Audit and tax fees	80,715
Legal fees	13,446
Miscellaneous	222,729
Total expenses	$23,211,947
Reduction of expenses by investment adviser and distributor	(307,055)
Net expenses	$22,904,892
Net investment income (loss)	$(10,787,224)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$418,608,176
Affiliated issuers	(1,011)
Foreign currency	(161,873)
Net realized gain (loss)	$418,445,292
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$160,315,064
Affiliated issuers	6,483
Net unrealized gain (loss)	$160,321,547
Net realized and unrealized gain (loss)	$578,766,839
Change in net assets from operations	$567,979,615
See Notes to Financial Statements
5

MFS Technology Fund
Financial Statements |  Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	8/31/26	8/31/25
Change in net assets
From operations
Net investment income (loss)	$(10,787,224)	$(7,779,398)
Net realized gain (loss)	418,445,292	192,786,937
Net unrealized gain (loss)	160,321,547	137,957,372
Change in net assets from operations	$567,979,615	$322,964,911
Total distributions to shareholders	$(300,000,972)	$(275,885,565)
Change in net assets from fund share transactions	$(12,647,618)	$121,116,993
Total change in net assets	$255,331,025	$168,196,339
Net assets
At beginning of period	2,116,793,321	1,948,596,982
At end of period	$2,372,124,346	$2,116,793,321
See Notes to Financial Statements
6

MFS Technology Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$66.22	$64.79	$52.10	$46.91	$75.65
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.38)	$(0.29)	$(0.30)	$(0.22)	$(0.45)
Net realized and unrealized gain (loss)	17.60	11.25	18.67	9.75	(19.94)
Total from investment operations	$17.22	$10.96	$18.37	$9.53	$(20.39)
Less distributions declared to shareholders
From net realized gain	$(9.98)	$(9.53)	$(5.68)	$(4.34)	$(8.35)
Net asset value, end of period (x)	$73.46	$66.22	$64.79	$52.10	$46.91
Total return (%) (r)(s)(t)(x)	28.97	17.36	38.29	23.49	(30.20)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.12	1.12	1.14	1.15	1.14
Expenses after expense reductions	1.11	1.11	1.12	1.14	1.13
Net investment income (loss)	(0.57)	(0.46)	(0.51)	(0.49)	(0.76)
Portfolio turnover rate	59	50	37	44	30
Net assets at end of period (000 omitted)	$1,198,520	$1,026,082	$927,605	$669,260	$572,702

Class B	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$46.15	$48.00	$40.24	$37.55	$62.67
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.58)	$(0.54)	$(0.54)	$(0.43)	$(0.73)
Net realized and unrealized gain (loss)	11.60	8.22	13.98	7.46	(16.04)
Total from investment operations	$11.02	$7.68	$13.44	$7.03	$(16.77)
Less distributions declared to shareholders
From net realized gain	$(9.98)	$(9.53)	$(5.68)	$(4.34)	$(8.35)
Net asset value, end of period (x)	$47.19	$46.15	$48.00	$40.24	$37.55
Total return (%) (r)(s)(t)(x)	27.99	16.49	37.23	22.60	(30.73)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.87	1.87	1.89	1.91	1.89
Expenses after expense reductions	1.86	1.86	1.87	1.89	1.88
Net investment income (loss)	(1.32)	(1.19)	(1.27)	(1.24)	(1.52)
Portfolio turnover rate	59	50	37	44	30
Net assets at end of period (000 omitted)	$4,478	$9,250	$15,271	$18,987	$23,115

See Notes to Financial Statements
7

MFS Technology Fund
Financial Highlights - continued
Class C	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$45.95	$47.82	$40.11	$37.45	$62.52
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.58)	$(0.54)	$(0.54)	$(0.43)	$(0.73)
Net realized and unrealized gain (loss)	11.54	8.20	13.93	7.43	(15.99)
Total from investment operations	$10.96	$7.66	$13.39	$7.00	$(16.72)
Less distributions declared to shareholders
From net realized gain	$(9.98)	$(9.53)	$(5.68)	$(4.34)	$(8.35)
Net asset value, end of period (x)	$46.93	$45.95	$47.82	$40.11	$37.45
Total return (%) (r)(s)(t)(x)	27.98	16.52	37.22	22.58	(30.72)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.87	1.87	1.89	1.90	1.89
Expenses after expense reductions	1.86	1.86	1.87	1.89	1.88
Net investment income (loss)	(1.32)	(1.20)	(1.26)	(1.24)	(1.52)
Portfolio turnover rate	59	50	37	44	30
Net assets at end of period (000 omitted)	$79,562	$87,261	$104,016	$105,653	$112,241

Class I	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$76.12	$73.05	$57.94	$51.52	$82.06
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.25)	$(0.15)	$(0.17)	$(0.12)	$(0.34)
Net realized and unrealized gain (loss)	20.56	12.75	20.96	10.88	(21.85)
Total from investment operations	$20.31	$12.60	$20.79	$10.76	$(22.19)
Less distributions declared to shareholders
From net realized gain	$(9.98)	$(9.53)	$(5.68)	$(4.34)	$(8.35)
Net asset value, end of period (x)	$86.45	$76.12	$73.05	$57.94	$51.52
Total return (%) (r)(s)(t)(x)	29.29	17.67	38.63	23.79	(30.02)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.87	0.87	0.89	0.91	0.89
Expenses after expense reductions	0.86	0.86	0.87	0.89	0.88
Net investment income (loss)	(0.32)	(0.21)	(0.26)	(0.24)	(0.52)
Portfolio turnover rate	59	50	37	44	30
Net assets at end of period (000 omitted)	$620,336	$550,260	$468,539	$356,050	$356,867

See Notes to Financial Statements
8

MFS Technology Fund
Financial Highlights - continued
Class R1	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$45.75	$47.65	$39.98	$37.35	$62.37
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.58)	$(0.54)	$(0.54)	$(0.43)	$(0.72)
Net realized and unrealized gain (loss)	11.49	8.17	13.89	7.40	(15.95)
Total from investment operations	$10.91	$7.63	$13.35	$6.97	$(16.67)
Less distributions declared to shareholders
From net realized gain	$(9.98)	$(9.53)	$(5.68)	$(4.34)	$(8.35)
Net asset value, end of period (x)	$46.68	$45.75	$47.65	$39.98	$37.35
Total return (%) (r)(s)(t)(x)	28.00	16.51	37.24	22.56	(30.72)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.87	1.87	1.89	1.90	1.89
Expenses after expense reductions	1.86	1.86	1.87	1.89	1.88
Net investment income (loss)	(1.32)	(1.20)	(1.26)	(1.24)	(1.51)
Portfolio turnover rate	59	50	37	44	30
Net assets at end of period (000 omitted)	$16,906	$14,180	$13,792	$10,366	$7,558

Class R2	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$59.11	$58.86	$47.93	$43.63	$71.12
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.48)	$(0.40)	$(0.40)	$(0.30)	$(0.56)
Net realized and unrealized gain (loss)	15.48	10.18	17.01	8.94	(18.58)
Total from investment operations	$15.00	$9.78	$16.61	$8.64	$(19.14)
Less distributions declared to shareholders
From net realized gain	$(9.98)	$(9.53)	$(5.68)	$(4.34)	$(8.35)
Net asset value, end of period (x)	$64.13	$59.11	$58.86	$47.93	$43.63
Total return (%) (r)(s)(t)(x)	28.66	17.08	37.92	23.19	(30.38)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.37	1.37	1.39	1.40	1.39
Expenses after expense reductions	1.36	1.36	1.37	1.39	1.38
Net investment income (loss)	(0.82)	(0.71)	(0.76)	(0.74)	(1.02)
Portfolio turnover rate	59	50	37	44	30
Net assets at end of period (000 omitted)	$31,881	$30,658	$30,733	$22,942	$22,287

See Notes to Financial Statements
9

MFS Technology Fund
Financial Highlights - continued
Class R3	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$66.15	$64.72	$52.06	$46.87	$75.60
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.38)	$(0.29)	$(0.29)	$(0.22)	$(0.46)
Net realized and unrealized gain (loss)	17.58	11.25	18.63	9.75	(19.92)
Total from investment operations	$17.20	$10.96	$18.34	$9.53	$(20.38)
Less distributions declared to shareholders
From net realized gain	$(9.98)	$(9.53)	$(5.68)	$(4.34)	$(8.35)
Net asset value, end of period (x)	$73.37	$66.15	$64.72	$52.06	$46.87
Total return (%) (r)(s)(t)(x)	28.97	17.38	38.26	23.51	(30.21)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.12	1.12	1.14	1.15	1.14
Expenses after expense reductions	1.11	1.11	1.12	1.14	1.13
Net investment income (loss)	(0.57)	(0.45)	(0.52)	(0.49)	(0.77)
Portfolio turnover rate	59	50	37	44	30
Net assets at end of period (000 omitted)	$40,514	$43,282	$45,404	$55,707	$49,755

Class R4	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$72.75	$70.18	$55.88	$49.85	$79.68
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.24)	$(0.14)	$(0.17)	$(0.11)	$(0.33)
Net realized and unrealized gain (loss)	19.56	12.24	20.15	10.48	(21.15)
Total from investment operations	$19.32	$12.10	$19.98	$10.37	$(21.48)
Less distributions declared to shareholders
From net realized gain	$(9.98)	$(9.53)	$(5.68)	$(4.34)	$(8.35)
Net asset value, end of period (x)	$82.09	$72.75	$70.18	$55.88	$49.85
Total return (%) (r)(s)(t)(x)	29.28	17.68	38.60	23.81	(30.03)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.87	0.87	0.89	0.91	0.89
Expenses after expense reductions	0.86	0.86	0.87	0.89	0.88
Net investment income (loss)	(0.32)	(0.20)	(0.27)	(0.23)	(0.52)
Portfolio turnover rate	59	50	37	44	30
Net assets at end of period (000 omitted)	$18,910	$17,951	$17,676	$17,097	$25,674

See Notes to Financial Statements
10

MFS Technology Fund
Financial Highlights - continued
Class R6	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$77.62	$74.27	$58.77	$52.14	$82.87
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.18)	$(0.09)	$(0.12)	$(0.07)	$(0.27)
Net realized and unrealized gain (loss)	21.02	12.97	21.30	11.04	(22.11)
Total from investment operations	$20.84	$12.88	$21.18	$10.97	$(22.38)
Less distributions declared to shareholders
From net realized gain	$(9.98)	$(9.53)	$(5.68)	$(4.34)	$(8.35)
Net asset value, end of period (x)	$88.48	$77.62	$74.27	$58.77	$52.14
Total return (%) (r)(s)(t)(x)	29.41	17.76	38.76	23.92	(29.95)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.78	0.78	0.80	0.81	0.79
Expenses after expense reductions	0.77	0.77	0.78	0.80	0.77
Net investment income (loss)	(0.22)	(0.12)	(0.17)	(0.14)	(0.41)
Portfolio turnover rate	59	50	37	44	30
Net assets at end of period (000 omitted)	$361,018	$337,870	$325,561	$247,239	$235,529

(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
11

MFS Technology Fund
Notes to Financial Statements
(1) Business and Organization
MFS Technology Fund (the fund) is a non-diversified series of MFS Series Trust I (the trust).  The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the technology industry. Issuers in a single industry can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions. The value of stocks in the technology sector can be very volatile due to the rapid pace of product change, technological developments, the negative impact of regulation, and other factors.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be
12

MFS Technology Fund
Notes to Financial Statements  - continued
valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,111,888,853	$—	$—	$2,111,888,853
Canada	92,447,992	0	—	92,447,992
Taiwan	14,604,880	43,882,037	—	58,486,917
Japan	45,864,777	—	—	45,864,777
Investment Companies	65,094,693	—	—	65,094,693
Total	$2,329,901,195	$43,882,037	$—	$2,373,783,232
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Short Sales — The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. For the year ended August 31, 2026, the fund did not enter into short sale transactions.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent
13

MFS Technology Fund
Notes to Financial Statements  - continued
provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At August 31, 2026, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three-year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals, straddle loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 8/31/26	Year ended 8/31/25
Ordinary income (including any short-term capital gains)	$—	$40,877,644
Long-term capital gains	300,000,972	235,007,921
Total distributions	$300,000,972	$275,885,565
The federal tax cost and the tax basis components of distributable earnings were as follows:
14

MFS Technology Fund
Notes to Financial Statements  - continued
As of 8/31/26
Cost of investments	$1,193,749,779
Gross appreciation	1,233,933,565
Gross depreciation	(53,900,112)
Net unrealized appreciation (depreciation)	$1,180,033,453
Undistributed ordinary income	121,317,499
Undistributed long-term capital gain	104,638,844
Total distributable earnings (loss)	$1,405,989,796
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 8/31/26	Year ended 8/31/25
Class A	$152,108,259	$135,441,295
Class B	1,726,666	2,679,859
Class C	17,733,226	19,423,534
Class I	70,632,606	60,351,694
Class R1	2,980,703	2,575,947
Class R2	4,839,992	4,651,526
Class R3	6,422,513	6,418,561
Class R4	2,387,588	2,344,331
Class R6	41,169,419	41,998,818
Total	$300,000,972	$275,885,565
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2026. For the year ended August 31, 2026, this management fee reduction amounted to $306,005, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended August 31, 2026 was equivalent to an annual effective rate of 0.71% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $119,578 for the year ended August 31, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
15

MFS Technology Fund
Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$2,744,184
Class B	0.75%	0.25%	1.00%	1.00%	73,597
Class C	0.75%	0.25%	1.00%	1.00%	834,630
Class R1	0.75%	0.25%	1.00%	1.00%	150,680
Class R2	0.25%	0.25%	0.50%	0.50%	152,198
Class R3	—	0.25%	0.25%	0.25%	110,629
Total Distribution and Service Fees					$4,065,918
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended August 31, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended August 31, 2026, this rebate amounted to $974, $10, and $66 for Class A, Class B, and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended August 31, 2026, were as follows:
Amount
Class A	$5,751
Class B	—
Class C	5,951
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2026, the fee was $342,838, which equated to 0.0154% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended August 31, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,840,425.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended August 31, 2026 was equivalent to an annual effective rate of 0.0136% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended August 31, 2026, this reimbursement amounted to $93,807, which is included in “Other” income in the Statement of Operations.
16

MFS Technology Fund
Notes to Financial Statements  - continued
(4) Portfolio Securities
For the year ended August 31, 2026, purchases and sales of investments, other than short-term obligations, aggregated $1,297,960,538 and $1,657,745,969, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 8/31/26		Year ended 8/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,596,689	$106,719,436	1,995,280	$125,823,747
Class B	570	25,899	2,715	136,539
Class C	167,772	7,411,392	241,175	10,780,444
Class I	887,652	68,536,137	1,536,370	110,484,956
Class R1	62,367	2,727,357	56,483	2,510,836
Class R2	64,801	3,733,409	138,552	7,984,413
Class R3	103,334	7,084,142	153,125	9,711,506
Class R4	51,977	3,842,131	63,768	4,344,646
Class R6	813,467	64,650,031	1,112,865	81,069,360
	3,748,629	$264,729,934	5,300,333	$352,846,447
Shares issued to shareholders in reinvestment of distributions
Class A	2,393,178	$146,893,282	2,057,144	$132,253,794
Class B	43,413	1,720,887	59,161	2,664,610
Class C	440,740	17,373,978	421,891	18,917,596
Class I	925,271	66,712,051	767,781	56,631,553
Class R1	75,878	2,975,191	57,574	2,570,681
Class R2	89,991	4,829,815	80,807	4,645,607
Class R3	104,772	6,422,513	99,962	6,418,561
Class R4	27,774	1,901,657	28,716	2,024,168
Class R6	494,258	36,451,545	498,755	37,491,425
	4,595,275	$285,280,919	4,071,791	$263,617,995
Shares reacquired
Class A	(3,169,755)	$(208,347,719)	(2,875,920)	$(180,476,031)
Class B	(149,547)	(6,524,373)	(179,585)	(7,902,631)
Class C	(812,516)	(34,976,047)	(938,832)	(40,921,527)
Class I	(1,866,293)	(144,386,611)	(1,489,036)	(105,654,696)
Class R1	(86,045)	(3,773,192)	(93,509)	(4,196,789)
Class R2	(176,246)	(10,251,105)	(222,850)	(12,841,204)
Class R3	(310,220)	(21,154,602)	(300,268)	(18,782,536)
Class R4	(96,158)	(7,051,743)	(97,577)	(6,552,733)
Class R6	(1,580,250)	(126,193,079)	(1,642,501)	(118,019,302)
	(8,247,030)	$(562,658,471)	(7,840,078)	$(495,347,449)
17

MFS Technology Fund
Notes to Financial Statements  - continued
	Year ended 8/31/26		Year ended 8/31/25
	Shares	Amount	Shares	Amount
Net change
Class A	820,112	$45,264,999	1,176,504	$77,601,510
Class B	(105,564)	(4,777,587)	(117,709)	(5,101,482)
Class C	(204,004)	(10,190,677)	(275,766)	(11,223,487)
Class I	(53,370)	(9,138,423)	815,115	61,461,813
Class R1	52,200	1,929,356	20,548	884,728
Class R2	(21,454)	(1,687,881)	(3,491)	(211,184)
Class R3	(102,114)	(7,647,947)	(47,181)	(2,652,469)
Class R4	(16,407)	(1,307,955)	(5,093)	(183,919)
Class R6	(272,525)	(25,091,503)	(30,881)	541,483
	96,874	$(12,647,618)	1,532,046	$121,116,993
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended August 31, 2026, the fund’s commitment fee and interest expense were $10,138 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended August 31, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$27,131,026	$610,275,578	$572,317,383	$(1,011)	$6,483	$65,094,693

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,272,640	$—
18

MFS Technology Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of MFS Technology Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Technology Fund (the “Fund”) (one of the funds constituting MFS Series Trust I (the “Trust”)), including the portfolio of investments, as of August 31, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust I) at August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
October 16, 2026
19

MFS Technology Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2026 income tax forms in January 2027. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $358,425,000 as capital gain dividends paid during the fiscal year.
20

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Technology Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Technology Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Technology Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
21

MFS Technology Fund
Board Review of Investment Advisory Agreement
MFS Technology Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of several months beginning in April and ending in July 2026 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2025 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2025, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 4th quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2025 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
22

MFS Technology Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2026.
23

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto as EX-99.COE.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST I

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   October 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  October 16, 2026

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  October 16, 2026

*  Print name and title of each signing officer under his or her signature.